UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices)  (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 91.15%

Corporate-Backed 6.31%

Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		$6,000	$6,030,960
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		12,000	11,993,640
Burke Co Dev - GA Transmission	1.30%	1/1/2052	AA-		12,500	12,560,875
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A		3,005	3,108,432
Burke CO Dev - Oglethorpe Power (AGM)	0.791%#	1/1/2024	AA		10,200	9,780,525
CA Poll Ctl - Waste Mgmt	1.55%	2/1/2019	A-		3,475	3,519,828
CA Stwde - So Cal Edison	1.375%	4/1/2028	Aa3		5,000	5,045,200
Charles City Co EDA - Waste Mgmt	3.125%	2/1/2029	A-		5,000	5,037,800
Citizens Property Insurance Corp	4.25%	6/1/2017	A+		2,690	2,774,278
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		8,000	8,630,000
Citizens Property Insurance Corp	5.50%	6/1/2017	A+		3,365	3,508,214
Gloucester Co Impt Auth - Waste Mgmt	2.125%	12/1/2029	A-		4,500	4,579,200
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	B		2,350	2,371,174
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B+		4,425	4,608,637
Miami Dade Co IDA - Waste Mgmt Rmkt	1.50%	10/1/2018	A-		4,000	4,053,880
Mobile IDB - AL Power Co	1.625%	7/15/2034	A1		3,000	3,034,710
Mobile IDB - AL Power Co Rmkt	1.65%	6/1/2034	A1		3,000	3,017,250
Montgomery Co IDA - Peco Generation	2.50%	10/1/2030	BBB		5,000	5,102,200
Montgomery Co IDA - Peco Generation	2.55%	6/1/2029	BBB		5,000	5,115,950
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2		1,000	1,027,480
NY Energy - NY State Elec & Gas	2.00%	6/1/2029	A-		6,000	6,146,940
NY Env Facs - Waste Mgmt	2.75%	7/1/2017	A-		1,000	1,019,110
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB		3,500	3,855,040
Valdez Marine Term - BP Rmkt	5.00%	1/1/2018	A2		9,075	9,600,805
WV Poll Ctl - Appalachian Pwr	1.625%	10/1/2022	Baa1		2,500	2,530,000
Total						128,052,128

Education 5.52%

AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2018	Aa3		2,140	2,267,779
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2018	Aa3		3,215	3,467,538
CA State Univ Sys	5.00%	11/1/2019	Aa2		2,000	2,280,960
CA State Univ Sys	5.00%	11/1/2020	Aa2		5,000	5,887,450
CA State Univ Sys	5.00%	11/1/2020	Aa2		1,700	2,001,733
Clemson Univ	5.00%	5/1/2019	Aa2		3,950	4,424,514
Cleveland State Univ	5.00%	6/1/2018	A+		1,000	1,080,140
Cleveland State Univ	5.00%	6/1/2019	A+		1,265	1,412,486
Curators Univ Sys	5.00%	11/1/2019	AA+		5,000	5,691,800
IA HI Ed - Wartburg Clg	2.50%	10/1/2020	BB-	(a)	4,310	4,327,197
IL Fin Auth - Noble Chtr Sch	4.00%	9/1/2019	BBB		2,530	2,679,827
MA DFA - Boston Med Ctr	5.00%	7/1/2018	BBB		2,550	2,746,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

MA Hlth & Ed - Amherst Clg	1.70%	11/1/2038	Aaa	$4,535	$4,548,242
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2019	NR	535	568,512
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	1,535	1,797,807
NC Cap Facs - High Point Univ	4.00%	5/1/2017	BBB+	2,785	2,852,286
NC Cap Facs - High Point Univ	5.00%	5/1/2018	BBB+	1,640	1,756,719
NY Dorm - Mt Sinai Sch Med	4.00%	7/1/2020	A-	3,000	3,332,190
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2021	A-	2,000	2,356,140
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	1,000	1,075,390
NY Dorm - SUNY	4.00%	7/1/2020	Aa3	2,000	2,238,040
NY Dorm - SUNY	5.00%	7/1/2021	Aa3	2,000	2,377,440
PA Hi Ed - PA State Univ Sys	5.00%	6/15/2020	Aa3	3,710	4,260,416
PR Indl Tourist - Inter American Univ	5.00%	10/1/2016	A-	1,000	1,002,220
PR Indl Tourist - Inter American Univ	5.00%	10/1/2018	A-	2,500	2,532,500
Texas A&M Univ	5.00%	5/15/2019	AAA	7,200	8,061,480
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A-	445	524,085
Troy Cap Res Corp - RPI	5.00%	8/1/2022	A-	1,000	1,200,380
Univ of North Carolina - Chapel Hill	1.056%#	12/1/2041	AAA	25,000	25,097,250
Univ Sys of MD	1.25%	7/1/2023	AA+	8,100	8,144,145
Total					111,993,093

General Obligation 23.24%

CA State GO	5.00%	9/1/2018	AA-	7,500	8,191,200
CA State GO	5.00%	10/1/2018	AA-	6,600	7,231,620
CA State GO	5.00%	11/1/2018	AA-	12,150	13,352,728
CA State GO	5.00%	2/1/2019	AA-	14,750	16,366,157
CA State GO	5.00%	9/1/2020	AA-	10,000	11,689,700
CA State GO	5.00%	9/1/2022	AA-	11,000	13,515,920
CA State GO	5.50%	4/1/2019	AA-	8,715	9,846,643
CA State GO	6.00%	4/1/2019	AA-	2,500	2,854,750
Carmel Sch Bld Corp (AGM)	4.75%	7/15/2019	AA	6,105	6,229,786
Chicago GO	5.00%	1/1/2021	BBB+	6,355	6,650,762
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2019	AA+	1,250	1,404,275
Cook Co GO	5.00%	11/15/2017	AA-	5,010	5,268,466
CT State GO	5.00%	2/15/2021	AA-	6,350	7,028,307
CT State GO	5.00%	8/15/2021	AA-	5,000	5,881,650
Dallas ISD GTD	5.00%	2/15/2036	AAA	5,000	5,705,100
Georgia GO	5.00%	2/1/2019	AAA	10,000	11,112,000
HI State GO	5.00%	11/1/2021	AA	5,000	6,022,000
Houston - Indep Sch Dist PSF GTD	5.00%	2/15/2019	AAA	8,570	9,504,301
Houston GO	5.00%	3/1/2018	AA	7,365	7,886,958
IL State GO	5.00%	8/1/2016	BBB+	7,000	7,024,360
IL State GO	5.00%	7/1/2017	BBB+	6,000	6,219,240
IL State GO	5.00%	10/1/2017	BBB+	4,575	4,587,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%	2/1/2020	BBB+	$575	$623,375
IL State GO	5.00%	6/1/2020	BBB+	10,000	10,900,500
Kansas City GO	5.00%	10/1/2020	AA-	1,345	1,554,860
Kansas City MO GO	4.00%	2/1/2018	AA	9,000	9,474,390
Katy ISD PSF GTD	5.00%	2/15/2019	AAA	1,310	1,457,139
Katy ISD PSF GTD	5.00%	2/15/2020	AAA	3,000	3,443,790
Los Angeles CCD	5.00%	8/1/2019	AA+	3,000	3,394,950
Los Angeles USD	5.00%	7/1/2018	Aa2	8,000	8,693,920
Miami Dade Co GO	4.25%	10/1/2017	AA	6,320	6,608,445
Miami Dade Co Sch Brd COP	5.00%	11/1/2019	A1	6,500	7,348,965
Nassau Co GO	5.00%	1/1/2021	A+	18,405	21,415,690
NJ State GO	5.00%	6/1/2019	A	13,400	14,803,650
Northside ISD PSF GTD	2.00%	6/1/2039	Aaa	1,000	1,025,930
Northside ISD PSF GTD	2.00%	8/1/2044	Aaa	5,285	5,445,981
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2018	AA	1,350	1,476,981
NY Dorm - Sch Dist Fin	5.00%	10/1/2021	A+	10,000	11,928,300
NYC GO	5.00%	8/1/2018	AA	10,000	10,884,000
NYC GO	5.00%	8/1/2019	AA	14,885	16,771,823
NYC GO	5.00%	8/1/2019	AA	5,585	6,292,955
NYC GO	5.00%	8/1/2021	AA	7,410	8,831,090
OH State GO	5.00%	9/15/2018	AA+	6,200	6,791,604
PA State GO	5.00%	7/1/2019	AA-	7,500	8,380,425
PA State GO	5.00%	8/15/2020	AA-	10,000	11,518,700
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa3	7,090	7,543,405
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	CC	1,865	1,865,000
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	7,050	7,680,340
RI State GO	5.00%	8/1/2017	AA	5,000	5,234,150
RI State GO	5.00%	8/1/2018	AA	5,000	5,443,100
Rockland Co GO	2.00%	3/16/2017	NR	6,000	6,049,680
San Francisco City & Co GO	5.00%	6/15/2018	AA+	8,725	9,475,612
South Carolina GO	5.00%	10/1/2022	Aaa	7,500	9,288,750
South San Francisco USD	4.00%	6/15/2018	NR	6,165	6,562,827
WA State GO	5.00%	2/1/2019	AA+	5,640	6,251,884
WA State GO	5.00%	2/1/2019	AA+	7,900	8,757,071
WA State GO(e)	5.00%	8/1/2021	NR	10,000	11,893,400
WI State GO	5.00%	5/1/2019	AA	5,025	5,627,146
WI State GO	5.00%	5/1/2019	AA	8,440	9,451,365
WI State GO	5.00%	5/1/2020	AA	7,110	8,216,458
WI State GO	5.00%	11/1/2022	AA	5,000	6,159,750
Williamson Co GO	4.00%	2/15/2018	AAA	3,000	3,162,990
Total					471,304,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 10.30%

Antelope Valley Hlth	5.00%	3/1/2021	Ba3		$2,250	$2,526,052
Ashland Med Ctr - Kings Daughters (SIFMA)	2.16%#	2/1/2040	BBB		14,355	14,358,158
AZ Hlth Facs - Phoenix Childrens Hsp	2.26%#	2/1/2048	BBB+		11,500	11,769,675
CA Hlth - Childrens Hsp Los Angeles	2.21%#	7/1/2042	BBB+		9,250	9,287,185
CA Hlth - Packard Childrens Hsp	1.45%	8/15/2023	AA-		3,165	3,170,507
CA Hlth - St Joseph Hlth	5.00%	7/1/2034	AA-		1,800	2,201,760
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,269,600
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,665,250
CA Stwde - Fountainview Gonda	2.50%	8/1/2020	AA-		3,500	3,516,765
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,150	1,154,577
Church Home of Hartford†	2.875%	9/1/2020	NR		500	503,130
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2018	BBB+		2,705	2,913,366
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2019	BBB+		2,835	3,152,718
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2021	A1		1,215	1,437,539
Duluth EDA - St Lukes Hsp	4.75%	6/15/2022	NR		3,920	4,127,133
Fairfax Co IDA - Inova Hlth	5.00%	5/15/2022	AA+		8,160	9,919,296
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A		1,660	1,878,738
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2020	A		1,850	2,151,901
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2021	A		1,350	1,604,624
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(a)	1,225	1,379,767
IL Fin Auth - Rush Univ Med	5.00%	11/15/2019	A+		1,000	1,132,480
IL Fin Auth - Rush Univ Med	5.00%	11/15/2020	A+		500	582,755
IL Fin Auth - Rush Univ Med	5.00%	11/15/2021	A+		695	828,468
IN Hlth Facs - Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,566,585
Karnes Co Hsp Dist	4.00%	2/1/2019	BBB	(a)	1,530	1,594,826
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,076,700
MA DFA - CareGroup	5.00%	7/1/2021	A-		5,000	5,908,900
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2019	BBB		3,000	3,342,120
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2020	BBB		3,000	3,443,670
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2018	A1		1,500	1,591,620
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2019	A1		3,000	3,261,870
MI Fin Auth - Beaumont Hlth	4.00%	8/1/2020	A1		2,300	2,554,035
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2019	Baa2		1,305	1,406,960
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2020	Baa2		1,235	1,361,378
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2021	Baa2		2,000	2,243,600
MS Equip Facs - MS Baptist Hlth	1.71%#	8/15/2036	BBB+		7,000	7,023,660
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,045,610
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,548,151
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,419,214
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	A-		8,000	8,909,040
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,160,000
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	3,964,499
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2021	AA		900	1,054,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Onondaga CDC - St Josephs Hsp	5.00%	7/1/2017	NR		$5,000	$5,221,550
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2016	BBB-		1,500	1,500,000
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2017	BBB-		1,500	1,548,945
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2016	BBB+		3,385	3,385,000
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2017	BBB+		2,555	2,626,923
Rochester Hlth Care - Mayo Clinic	4.00%	11/15/2038	AA		5,500	5,907,660
San Buenaventura - Cmnty Mem Hlth	5.00%	12/1/2016	BB+		1,750	1,773,467
San Buenaventura - Cmnty Mem Hlth	5.25%	12/1/2017	BB+		1,750	1,833,982
San Buenaventura - Cmnty Mem Hlth	5.75%	12/1/2018	BB+		1,800	1,957,986
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		2,300	2,329,831
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(a)	3,750	4,101,712
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		1,230	1,371,315
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2020	BBB-		1,255	1,435,055
St. Louis Ind Dev Auth - Nazareth	3.85%	8/15/2020	NR		300	300,726
St. Louis Ind Dev Auth - Nazareth	4.15%	8/15/2021	NR		650	651,567
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,240	1,256,368
Univ of Nebraska - Cancer Ctr	5.00%	2/15/2022	Aa1		5,000	6,045,600
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		1,200	1,214,628
WI Hlth & Ed - Aurora Hlth	1.25%	8/15/2025	A2		5,500	5,527,830
Total						208,998,593

Housing 0.43%

CA Stwde - American Baptist	2.40%	10/1/2020	BBB+	(a)	1,250	1,250,800
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2019	Baa1		1,000	1,118,140
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2020	Baa1		575	663,722
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2021	Baa1		825	976,363
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2022	Baa1		1,000	1,209,930
Los Angeles Regl Fin Auth - Montecedro Prk	3.00%	11/15/2021	AA-		1,500	1,502,325
WA Hsg - Emerald Heights	3.00%	7/1/2016	A-	(a)	1,020	1,020,000
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,057,430
Total						8,798,710

Lease Obligations 6.75%

Broward Co Sch Brd COP	5.00%	7/1/2020	Aa3		7,350	8,477,343
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	896,456
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	867,345
CA Pub Wks - Dept Hsps	4.00%	6/1/2018	A+		4,790	5,090,093
CA Pub Wks - Dept of Correction	5.00%	1/1/2019	A+		4,000	4,415,840
CA Pub Wks - Dept of Correction	5.00%	1/1/2020	A+		5,000	5,703,850
CA Pub Wks - Various Cap Proj	5.00%	4/1/2018	A+		2,800	3,012,436
CA Pub Wks - Various Cap Proj	5.00%	11/1/2018	A+		2,000	2,194,100
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2018	AA-		4,535	4,957,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2018	AA	$3,000	$3,236,190
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2021	Aa3	5,000	5,905,450
LA PFA - Hurricane Recovery	4.00%	6/1/2018	A1	4,290	4,546,156
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,128,070
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	5,000	5,350,900
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,518,685
Los Angeles Mun Impt Corp	5.00%	11/1/2020	A+	5,405	6,289,258
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,161,520
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,286,380
NJ EDA - Sch Facs	5.00%	6/15/2019	A-	10,000	10,834,900
NJ EDA - Sch Facs (AMBAC)	5.50%	12/15/2019	A-	5,000	5,577,400
NJ Trans Trust Fund	5.00%	6/15/2019	A-	1,250	1,355,850
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-	1,225	1,250,762
NY Twy Auth - Svc Contract	5.00%	4/1/2018	AA	7,500	8,070,375
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,172,103
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,790,591
PR Pub Bldg Auth GTD	5.75%	7/1/2016	CC	4,145	2,777,357
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,283,688
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,227,008
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	13,274,907
South Florida Wtr Mgt Dist COP	5.00%	10/1/2021	AA	1,235	1,475,924
South Florida Wtr Mgt Dist COP	5.00%	10/1/2022	AA	1,500	1,838,430
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,753,308
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	921,665
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,253,577
Total					136,895,670

Other Revenue 4.26%

Black Belt Energy - RBC	4.00%	7/1/2046	Aa3	13,000	14,620,190
CA Fin Auth - Sol Wst Disp	0.65%#	9/1/2021	BBB+	5,000	5,000,000
CA Infra & Econ Dev - Getty Trust	0.69%#	10/1/2047	AAA	10,000	9,943,500
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019	NR	1,000	1,001,590
Farmington Poll Ctl - El Paso Elec	1.875%	6/1/2032	Baa1	5,000	5,041,350
FL Brd Ed - Lottery Rev	5.00%	7/1/2020	AAA	10,000	11,584,700
Florence Twn IDA - Legacy Trad Sch	4.00%	7/1/2018	BB	210	213,896
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,712,175
Mission Edc - Sol Wst Disp	0.70%#	1/1/2020	BBB+	3,000	3,000,000
NYC Cultural - Whitney Museum	5.00%	7/1/2017	A	6,175	6,434,226
PA Econ Dev - Unemployment Comp	5.00%	7/1/2019	Aaa	5,000	5,635,850
PA IDA - Economic Dev	5.00%	7/1/2018	A+	2,595	2,800,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB	$1,290	$1,330,171
SC Transp Infra Bank	5.00%	10/1/2020	A1	6,470	7,540,720
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2022	A3	5,000	6,036,550
WA Eda - Waste Mgmt†	2.125%	6/1/2020	A-	1,500	1,544,670
Total					86,439,801

Special Tax 0.95%

Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,250,940
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,436,882
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,080,080
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,330,038
Emeryville Redev Agy	5.00%	9/1/2018	A+	1,875	2,047,369
Emeryville Redev Agy	5.00%	9/1/2019	A+	1,000	1,130,490
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,712,375
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2021	AA	1,000	1,183,810
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2022	AA	3,370	4,047,538
Total					19,219,522

Tax Revenue 4.69%

Dallas Area Rapid Transit	5.00%	12/1/2018	AA+	2,500	2,752,525
Dallas Area Rapid Transit	5.00%	12/1/2019	AA+	2,000	2,277,780
FL Dept Env Protn - Florida Forever	5.00%	7/1/2021	AA-	7,610	9,050,192
FL Dept Env Protn - Florida Forever	5.00%	7/1/2022	AA-	3,410	4,162,928
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2018	AA+	7,000	7,644,280
MTA NY - Dedicated Tax	4.00%	11/15/2018	AA	4,415	4,753,012
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,106,410
NJ EDA - Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	9,003,200
NM State Severance Tax	5.00%	7/1/2021	Aa2	9,910	11,812,026
NY UDC - PIT	5.00%	3/15/2018	AAA	10,000	10,739,400
Phoenix Civic Impt Corp - Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,256,459
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2019	AAA	6,355	7,153,061
Phoenix Excise Tax	5.00%	7/1/2019	AA+	2,615	2,936,776
TX Trsp Commn	5.00%	4/1/2022	AAA	5,000	6,059,350
UT Trans Auth	1.35%	6/15/2017	A+	2,500	2,509,250
UT Trans Auth	1.60%	6/15/2018	A+	5,750	5,824,118
Total					95,040,767

Tobacco 1.76%

Golden St Tobacco	5.00%	6/1/2020	A+	5,300	6,111,642
Inland Empire Tobacco	4.625%	6/1/2021	NR	1,915	1,931,890
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,744,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Auth WA	5.00%	6/1/2017	A	$2,000	$2,074,660
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,148,420
Tobacco Settlement Auth WA	5.00%	6/1/2019	A	4,990	5,523,281
Tobacco Settlement Fin Corp LA	5.00%	5/15/2017	A	2,000	2,065,900
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	4,875	4,965,773
Tobacco Settlement Fin Corp NY	5.00%	6/1/2017	AA	5,850	6,082,479
Total					35,648,610

Transportation 13.78%

Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,130,460
Atlanta Arpt	5.00%	1/1/2018	AA-	1,000	1,063,310
Bay Area Toll Auth	1.11%#	4/1/2047	AA	8,000	8,002,320
Bay Area Toll Auth	1.50%	4/1/2047	AA	5,000	5,052,200
Bay Area Toll Auth	1.875%	4/1/2034	AA	15,000	15,373,350
Bay Area Toll Auth Rmkt	1.219%#	4/1/2045	AA	15,000	15,017,550
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	5,000	5,674,650
Central TX Tpk	5.00%	8/15/2042	A-	8,000	9,129,280
Chicago O’Hare Arpt	5.00%	1/1/2021	A	1,500	1,747,500
Clark Co Arpt - McCarran Arpt	5.00%	7/1/2018	A+	8,500	9,198,530
Clark Co PFC - McCarran Arpt	5.25%	7/1/2018	A+	7,090	7,714,842
Cleveland Arpt (AGM)	5.00%	1/1/2021	AA	450	520,412
Cleveland Arpt (AGM)	5.00%	1/1/2022	AA	455	537,778
Cleveland Arpt (AGM)	5.00%	1/1/2023	AA	1,000	1,206,620
E - 470 Hwy Auth	5.00%	9/1/2019	A3	1,000	1,118,530
Fairfax Co EDA - Silver Line Phase I	5.00%	4/1/2017	Aa1	2,000	2,065,880
FL Tpk Auth - Dept Trans	5.00%	7/1/2020	Aa2	6,075	7,050,645
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	7,500	7,783,950
Houston Arpt	5.00%	7/1/2017	A+	1,500	1,562,670
IL Toll Hwy Auth	5.00%	12/1/2017	AA-	5,000	5,296,650
IL Toll Hwy Auth	5.00%	12/1/2019	AA-	7,500	8,514,600
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	8,000	8,299,520
Long Beach Harbor	5.00%	11/15/2018	AA	7,500	8,262,225
Los Angeles Dept Arpts - LAX	4.00%	5/15/2020	AA-	225	251,390
MD Dept Trans	5.00%	12/15/2021	AAA	10,000	12,095,600
MTA NY	0.656%#	11/1/2041	AA-	20,000	19,908,200
MTA NY	1.146%#	11/1/2030	AA-	7,340	7,345,652
MTA NY	5.00%	11/15/2018	AA-	3,235	3,556,559
MTA NY (AGM)	0.921%#	11/1/2022	AA	15,475	14,964,124
NC State GARVEE	4.00%	3/1/2023	AA	8,000	8,288,400
NJ Tpk Auth	5.00%	1/1/2020	A+	5,000	5,698,300
North TX Twy Auth	5.00%	1/1/2020	A1	2,500	2,847,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Twy Auth	5.00%	1/1/2018	A	$1,250	$1,330,675
NY Twy Auth	5.00%	5/1/2019	A-	15,725	17,539,036
NY Twy Auth	5.00%	1/1/2020	A	2,000	2,281,540
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2018	AA	3,405	3,663,950
OH Infrastructure	5.00%	12/15/2019	AA	2,500	2,847,500
OH Infrastructure	5.00%	12/15/2019	AA	6,000	6,834,000
Orlando & Orange Co Expwy Auth	5.00%	7/1/2018	A	4,000	4,331,200
Southeastern PA Transp Auth GARVEE	5.00%	6/1/2017	AA-	1,425	1,478,323
Southeastern PA Transp Auth GARVEE	5.00%	6/1/2018	AA-	1,280	1,378,522
St Louis Arpt - Lambert Intl Airport	5.00%	7/1/2018	A-	1,530	1,654,787
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	4,131,112
Triborough Brdg & Tunl Auth	5.00%	11/15/2021	AA-	5,000	6,035,050
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	1,650	2,031,579
WA St GARVEE - 520 Corridor	5.00%	9/1/2017	AA	16,930	17,764,141
Total					279,580,412

Utilities 13.16%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2017	A1	1,000	1,026,730
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2018	A1	2,900	3,101,492
Atlanta Wtr & Wastewtr	5.00%	11/1/2017	AA-	3,000	3,173,610
Atlanta Wtr & Wastewtr	5.00%	11/1/2018	AA-	2,500	2,745,050
Atlanta Wtr & Wastewtr (NPFGC)(FGIC)	5.50%	11/1/2018	AA-	4,425	4,909,538
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2019	NR	205	233,993
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2019	AAA	8,515	9,743,970
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2020	AAA	12,400	14,642,664
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2020	NR	240	282,494
Chicago Wastewater	5.00%	1/1/2021	A	1,000	1,131,780
Chicago Wastewater	5.00%	1/1/2022	A	2,000	2,313,660
CO Public Auth - ML	5.75%	11/15/2018	BBB+	4,500	4,801,500
Detroit Water	5.00%	7/1/2021	A-	420	488,611
Detroit Water	5.00%	7/1/2022	A-	500	592,280
East Baton Rouge Swr Comm	0.82%#	2/1/2046	AA-	7,205	7,216,312
Floyd Co Dev - GA Power	2.35%	7/1/2022	A3	1,500	1,549,230
Guam Pwr Auth (AGM)	5.00%	10/1/2019	AA	1,000	1,124,150
Houston Util Sys	5.00%	11/15/2018	AA	1,750	1,923,093
Houston Util Sys	5.00%	11/15/2019	AA	2,485	2,825,694
Houston Util Sys	5.00%	5/15/2020	AA	5,000	5,765,300
Houston Util Sys (SIFMA)	1.16%#	5/15/2034	AA	23,000	22,947,330
IL Fin Auth - Peoples Gas	1.875%	2/1/2033	Aa3	6,500	6,632,080
Intermountain Pwr Agy	5.00%	7/1/2018	A+	2,400	2,595,744
Intermountain Pwr Agy	5.00%	7/1/2019	A+	2,350	2,638,439
JEA Elec Sys	5.00%	10/1/2020	Aa3	4,490	5,222,858
JEA Elec Sys	5.00%	10/1/2020	Aa3	3,620	4,210,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Lakeland Energy	1.16%#	10/1/2017	AA	$17,000	$17,010,880
Long Island Power Auth	0.97%#	5/1/2033	A-	10,000	9,951,100
Los Angeles Wastewater	5.00%	6/1/2018	AA	3,000	3,251,130
Maricopa Co Poll Ctl - NM Pub Svc	2.40%	6/1/2043	BBB+	7,500	7,640,325
MEAG - Proj 1	5.00%	1/1/2018	A	3,145	3,347,475
MEAG - Proj 1	5.00%	1/1/2021	A	7,000	8,208,550
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	4,415	4,783,299
MO Joint Muni Elec Util Commn	5.00%	1/1/2020	A2	2,000	2,274,880
New Orleans Sewer	5.00%	6/1/2018	A	1,000	1,077,560
OH Air Quality - FirstEnergy	2.25%	8/1/2029	BBB-	5,000	5,005,050
OH Air Quality - Firstenergy	5.625%	6/1/2018	Baa2	2,000	2,117,300
PA Econ Dev - Waste Mgmt	1.50%	11/1/2021	A-	3,000	3,003,300
Peninsula Ports Auth - Dominion Proj	2.375%	10/1/2033	BBB	5,000	5,014,800
Philadelphia Gas Works	5.00%	8/1/2019	A-	7,500	8,387,625
Philadelphia Gas Works	5.00%	8/1/2020	A-	2,000	2,301,800
Philadelphia Water & Wastewater	5.00%	7/1/2019	A1	2,390	2,676,561
Philadelphia Water & Wastewater	5.00%	7/1/2020	A1	4,500	5,190,210
Portland Sewer Sys	5.00%	10/1/2022	AA	5,000	6,155,150
PR Elec Pwr Auth	5.25%	7/1/2018	D	2,000	1,316,200
Rockport Poll Ctl - IN/MI Pwr Co	1.75%	6/1/2025	Baa1	5,590	5,639,192
SA Energy Acquisition Pub Fac	5.50%	8/1/2021	A3	4,350	5,168,191
San Diego Water	5.00%	8/1/2020	Aa3	7,000	8,162,560
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2021	AA-	5,125	6,140,775
Stockton PFA - Wastewater (BAM)	4.00%	9/1/2018	AA	1,000	1,066,160
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2019	AA	1,750	1,967,280
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2020	AA	1,000	1,156,990
TEAC - Goldman Sachs	5.25%	9/1/2018	A3	5,755	6,264,202
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2018	A3	3,000	3,294,060
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2019	A3	1,000	1,129,910
Western Muni Water Dist	1.50%	10/1/2039	AA+	5,000	5,009,650
Wise Co IDA - VA Elec & Pwr Co	2.15%	10/1/2040	A2	5,425	5,601,855
York Co EDA - VA Elec & Pwr Co	1.875%	5/1/2033	A2	3,750	3,828,413
Total					266,980,891
Total Municipal Bonds (cost $1,820,477,537)					1,848,952,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 8.56%

Variable Rate Demand Notes 8.56%

Corporate-Backed 4.40%

MS Bus Fin Corp - Grand Alliance	0.75%	7/7/2016	1/1/2033	BBB+	$11,225	$11,225,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	4/1/2040	A2	8,585	8,585,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	12/1/2039	A2	14,170	14,170,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	11/1/2040	A2	5,600	5,600,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	4/1/2040	A2	5,900	5,900,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	12/1/2039	A2	5,410	5,410,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	11/1/2040	A2	13,000	13,000,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	12/1/2039	A2	5,300	5,300,000
St James Parish - Nucor Steel	0.65%	7/6/2016	11/1/2040	A-	20,000	20,000,000
Total						89,190,000

Education 0.23%

Met Govt Nashville H & E - Fisk Univ	0.75%	7/7/2016	12/1/2020	NR	4,735	4,735,000

Health Care 1.16%

AR DFA - Baptist Mem Hlth	0.75%	7/1/2016	9/1/2044	A-	16,077	16,077,000
NJ Hlth - Christian Hlth Care Ctr	0.70%	7/7/2016	7/1/2038	A-	7,365	7,365,000
Total						23,442,000

Lease Obligations 1.40%

Palm Beach Co Sch Brd COP	0.66%	7/1/2016	8/1/2029	BBB	28,500	28,500,000

Other Revenue 0.62%

Pima Co IDA - Clark Co Detention†	0.69%	7/7/2016	9/1/2033	AA-	5,500	5,500,000
WI Hlth & Ed - Maranatha Baptist	1.16%	7/7/2016	8/1/2026	BBB+	7,100	7,100,000
Total						12,600,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.75%

Las Vegas Valley Water District	0.59%	7/1/2016	6/1/2036	Aa1	$7,225	$7,225,000
Las Vegas Valley Water District	0.59%	7/1/2016	6/1/2036	Aa1	7,950	7,950,000
Total						15,175,000

Total Short-Term Investments (cost $173,642,000)						173,642,000

Total Investments in Securities 99.71% (cost $1,994,119,537)						2,022,594,230

Cash and Other Assets in Excess of Liabilities 0.29%						5,874,520

Net Assets 100.00%						$2,028,468,750

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,848,952,230	$—	$1,848,952,230
Variable Rate Demand Notes	—	173,642,000	—	173,642,000
Total	$—	$2,022,594,230	$—	$2,022,594,230

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.91%

Corporate-Backed 6.35%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	$2,300	$2,303,749
Allegheny Co IDA - US Steel	6.50%	5/1/2017	B	3,315	3,368,272
Babylon IDA - Covanta	5.00%	1/1/2019	AA	4,000	4,400,200
Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	6,000	6,030,960
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	3,600	4,106,088
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	550	628,771
Burke Co Dev - Oglethorpe Power	2.40%	1/1/2040	A	4,000	4,137,680
CA Poll Ctl - Waste Mgmt AMT	3.00%	11/1/2025	A-	9,850	10,666,072
Citizens Property Insurance Corp	5.00%	6/1/2022	A+	12,500	14,941,375
Citizens Property Insurance Corp	5.25%	6/1/2017	A+	7,000	7,282,170
Farmington Poll Ctl - NM Pub Svc	4.75%	6/1/2040	BBB+	5,000	5,135,950
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,750	2,023,683
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	2,980	3,241,793
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	B+	4,900	5,245,940
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B+	7,280	7,582,120
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B+	10,000	10,894,000
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B+	4,195	4,358,102
IN Fin Auth - US Steel	6.00%	12/1/2019	B	3,145	3,148,617
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%	1/1/2026	A1	9,425	11,704,907
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%	1/1/2027	A1	8,300	10,205,431
JFK IAT - American Airlines AMT	5.00%	8/1/2026	BB-	11,750	12,963,540
LA Citizens Property Insurance Corp (AGM)	5.00%	6/1/2022	AA	2,000	2,406,520
LA Env Facs - Westlake Chem	6.50%	8/1/2029	BBB+	6,780	8,089,625
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	Baa1	1,800	2,080,260
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,503,750
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	6,000	6,313,620
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	Baa1	8,000	8,740,960
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR	2,570	1,542,000
Nez Perce Co Poll Ctl - Potlatch	6.00%	10/1/2024	BB	1,000	1,002,770
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	6,170	6,339,552
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	3,115	3,299,657
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	6,725	7,486,001
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	13,820	15,525,803
NY Energy - NY State Elec & Gas	2.00%	6/1/2029	A-	9,000	9,220,410
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	4,015	4,342,463
NYC IDA - TRIPS AMT	5.00%	7/1/2022	BBB	1,000	1,147,770
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	3,500	3,933,965
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	8,200	8,461,252
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-	1,665	1,768,829
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,715	7,380,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-		$7,710	$8,881,303
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB		10,500	11,565,120
Tulsa Mun Arpt - American Airlines AMT	5.00%	6/1/2035	BB-		4,000	4,624,240
Valdez Marine Term - BP	5.00%	1/1/2021	A2		10,000	11,531,800
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,430	1,752,165
Valparaiso Facs - Pratt Paper AMT	6.75%	1/1/2034	NR		5,000	6,329,350
West Pace Coop Dist(d)	9.125%	5/1/2039	NR		4,900	3,258,843
Whiting Env Facs - BP AMT	5.00%	11/1/2045	A2		6,855	8,114,606
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A2		5,000	5,808,150
WI PFA - TRIPS AMT	5.25%	7/1/2028	BBB		3,750	4,331,325
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB-		2,125	2,298,209
Total						303,449,859

Education 5.41%

AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2021	Aa3		6,745	7,947,633
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1		420	493,651
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1		430	504,154
CA Fin Auth - Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,099,255
CA State Univ Sys	5.00%	11/1/2024	Aa2		5,000	6,016,250
CA State Univ Sys	5.00%	11/1/2026	Aa2		2,750	3,609,292
Clemson Univ	5.00%	5/1/2027	Aa2		5,700	7,436,334
Cleveland State Univ	5.00%	6/1/2024	A+		1,775	2,103,322
Clifton Higher Ed - Intl Ldrshp Sch	5.125%	8/15/2030	NR		3,500	3,797,955
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-		8,230	9,980,027
Cuyahoga CCD	5.00%	8/1/2020	Aa2		1,800	2,068,254
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2		7,480	9,027,911
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A		1,910	2,102,700
IA HI Ed - Wartburg Clg	5.00%	10/1/2032	BB-	(a)	5,000	5,394,650
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,000	1,002,900
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3		2,000	2,213,140
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A		8,620	10,200,218
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB		1,500	1,715,490
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB		2,855	3,321,393
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+		5,135	6,229,166
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+		2,700	3,270,672
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+		1,810	2,191,005
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2		5,000	6,007,450
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	AAA		2,850	3,157,715
Marietta Dev Auth - Life Univ	6.25%	6/15/2020	Ba3		1,450	1,553,545
NC Cap Facs - High Point Univ	5.00%	5/1/2032	BBB+		2,500	2,820,800
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	AA-		1,890	2,150,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NJ Ed Facs - Montclair State Univ	5.00%	7/1/2025	A1	$410	$523,484
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2027	A1	3,560	4,548,327
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	6,293,700
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	12,493,500
NY Dorm - Pace Univ	5.00%	5/1/2021	NR	45	53,030
NY Dorm - Pace Univ	5.00%	5/1/2021	BB+	1,845	2,110,828
NY Dorm - Pace Univ	5.00%	5/1/2023	NR	20	24,667
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+	980	1,154,891
NY Dorm - Pace Univ	5.00%	5/1/2026	NR	20	24,667
NY Dorm - Pace Univ	5.00%	5/1/2026	BB+	980	1,147,443
NY Dorm - SUNY	5.00%	7/1/2026	Aa3	2,000	2,555,500
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	4,880	6,184,180
NY Dorm - SUNY	5.00%	7/1/2027	Aa3	500	634,575
NY Dorm - SUNY	5.00%	7/1/2028	Aa3	4,110	5,192,821
NY Dorm - SUNY	5.00%	7/1/2029	Aa3	2,750	3,471,903
PR Indl Tourist - Inter American Univ	5.00%	10/1/2019	A-	1,000	1,014,680
PR Indl Tourist - Inter American Univ	5.00%	10/1/2020	A-	1,000	1,017,480
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2029	Baa2	1,500	1,803,135
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2031	Baa2	1,360	1,619,882
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	9,405,909
Troy Cap Res Corp - RPI	5.00%	8/1/2024	A-	1,000	1,239,330
Troy Cap Res Corp - RPI	5.00%	8/1/2025	A-	2,630	3,303,753
Troy Cap Res Corp - RPI	5.00%	8/1/2026	A-	1,000	1,257,120
Troy Cap Res Corp - RPI	5.00%	8/1/2027	A-	1,600	1,992,480
TX Univ Sys	5.25%	3/15/2019	Aa2	5,000	5,382,750
Univ California	5.00%	5/15/2026	AA	15,000	18,663,450
Univ California	5.00%	5/15/2048	AA	10,000	12,457,200
Univ of North Carolina - Chapel Hill	1.056%#	12/1/2041	AAA	15,000	15,058,350
Univ of North Carolina - Wilmington	5.00%	6/1/2021	A1	1,950	2,287,545
Univ of North Carolina - Wilmington	5.00%	6/1/2023	A1	2,435	2,977,542
Univ of North Carolina - Wilmington	5.00%	6/1/2024	A1	2,560	3,180,083
Univ of Texas	5.00%	8/15/2026	AAA	5,400	7,172,442
Univ of Toledo	5.00%	6/1/2019	A1	2,800	3,104,304
UT Brd Regents - Univ UT	5.00%	8/1/2021	AA+	2,400	2,873,376
UT Brd Regents - Univ UT	5.00%	8/1/2022	AA+	3,500	4,294,675
Western MI Univ (AG)	5.25%	11/15/2020	AA	3,980	4,371,274
Total					258,306,148

General Obligation 21.42%

Bellwood GO	5.875%	12/1/2027	A	5,000	6,061,750
Bellwood GO	6.15%	12/1/2032	A	3,770	4,544,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.00%	9/1/2021	AA-	$13,685	$16,442,527
CA State GO	5.00%	9/1/2021	AA-	15,500	18,623,250
CA State GO	5.00%	2/1/2022	AA-	20,000	24,226,400
CA State GO	5.00%	9/1/2022	AA-	5,580	6,856,258
CA State GO	5.00%	9/1/2022	AA-	20,000	24,574,400
CA State GO	5.00%	9/1/2023	AA-	6,100	7,674,654
CA State GO	5.00%	3/1/2025	AA-	7,000	9,026,990
CA State GO	5.00%	10/1/2027	AA-	10,000	12,291,800
CA State GO	5.00%	9/1/2029	AA-	5,000	5,968,650
CA State GO	5.00%	9/1/2030	AA-	10,000	12,708,300
CA State GO	5.25%	10/1/2020	AA-	10,120	11,559,165
CA State GO	5.25%	3/1/2022	AA-	6,320	7,330,378
CA State GO	5.25%	9/1/2024	AA-	10,000	12,151,600
Carmel IN - Bond Bank	5.00%	7/15/2026	AA+	2,185	2,839,997
Carmel IN - Bond Bank	5.00%	7/15/2027	AA+	2,305	2,976,354
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa2	3,000	3,756,600
Chicago Brd Ed	5.00%	12/1/2022	B+	13,200	12,247,356
Chicago Brd Ed	5.00%	12/1/2031	B+	3,100	2,759,496
Chicago Brd Ed	7.50%#	3/1/2026	B+	11,000	11,066,000
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,125,944
Chicago GO	5.00%	1/1/2024	BBB+	15,000	15,656,100
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,264,600
Chicago GO	5.125%	1/1/2027	BBB+	3,000	3,082,020
Chicago GO	5.25%	1/1/2028	BBB+	3,845	3,967,117
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,847,286
Clark Co GO	5.00%	11/1/2027	Aa1	10,775	13,685,651
Clark CO Sch Dist	5.00%	6/15/2027	AA-	6,500	8,195,590
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,678,950
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,786,000
Cook Co GO	5.00%	11/15/2025	AA-	6,000	7,003,260
Cook CO GO	5.25%	11/15/2023	AA-	10,510	12,266,221
CT State GO	5.00%	5/15/2021	AA-	12,645	14,788,580
Dallas ISD	5.00%	2/15/2036	AAA	17,500	20,991,075
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,786,720
Detroit - State Aid GO	4.50%	11/1/2023	AA	13,105	13,961,019
Detroit - State Aid GO	5.00%	11/1/2018	AA	3,320	3,503,496
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	267,602
Energy Northwest - Proj 1	5.00%	7/1/2025	Aa1	7,175	9,348,881
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	6,140,350
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,274,442
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	4,096,756
Gwinnett Co Dev - Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,729,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Hawaii GO	5.00%	4/1/2024	AA	$13,610	$17,293,002
HI State GO	5.00%	8/1/2026	AA	7,545	9,584,263
Houston GO	5.00%	3/1/2023	AA	4,000	4,905,920
Houston GO	5.00%	3/1/2024	AA	2,000	2,497,720
IL State GO	5.00%	1/1/2020	BBB+	9,185	9,943,865
IL State GO	5.00%	2/1/2020	BBB+	2,175	2,357,983
IL State GO	5.00%	1/1/2022	BBB+	19,040	21,135,923
IL State GO	5.00%	7/1/2022	BBB+	6,500	7,256,470
IL State GO	5.00%	8/1/2022	BBB+	21,000	23,462,460
IL State GO	5.00%	8/1/2023	BBB+	5,350	6,041,488
IL State GO	5.00%	8/1/2024	BBB+	14,550	16,196,187
IL State GO	5.00%	1/1/2032	BBB+	19,200	21,343,872
IL State GO	5.25%	7/1/2030	BBB+	5,430	6,060,694
King Co Sch Dist #414 - Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,752,525
LA State GO	5.00%	8/1/2025	AA	8,660	10,791,486
LA State GO	5.00%	5/1/2028	AA	11,180	13,889,361
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	9,362,795
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,235,373
Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2	6,290	6,524,491
Lubbock GO	5.00%	2/15/2026	AA+	11,810	14,950,988
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,618,955
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,948,900
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,769,920
MA State GO	5.00%	8/1/2023	AA+	9,950	11,907,065
MA State GO	5.00%	4/1/2024	AA+	7,500	8,868,975
MA State GO	5.00%	8/1/2024	AA+	5,000	6,360,150
MA State GO	5.00%	9/1/2024	AA+	1,505	1,842,195
Maryland State GO	4.00%	6/1/2027	AAA	10,000	11,823,700
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,516,605
Montgomery Co GO	5.00%	11/1/2023	AAA	8,475	10,752,232
Nassau Co GO	5.00%	1/1/2025	A+	6,515	8,183,882
NV State GO	5.00%	11/1/2026	AA	7,500	9,610,875
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,790,940
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	3,111,400
NY Dorm - Sch Dist Fin	5.00%	10/1/2022	A+	15,000	18,263,700
NYC GO	5.00%	10/1/2021	AA	6,000	7,183,980
NYC GO	5.00%	8/1/2022	AA	10,010	11,946,034
NYC GO	5.00%	8/1/2024	AA	15,000	19,041,150
NYC GO	5.00%	8/1/2025	AA	12,000	14,907,120
NYC GO	5.00%	8/1/2026	AA	5,235	6,253,679
Onondaga Co GO	5.00%	3/1/2020	AA+	1,150	1,280,376
PA State GO	5.00%	9/15/2025	AA-	20,000	25,244,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Peralta CCD	5.00%	8/1/2021	AA-		$3,000	$3,598,290
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3		5,900	6,417,194
PR Comwlth GO	5.00%	7/1/2027	CC		4,500	2,925,000
PR Comwlth GO	5.00%	7/1/2033	CC		5,035	3,272,750
PR Comwlth GO	5.00%	7/1/2041	CC		13,245	8,609,250
PR Comwlth GO	5.25%	7/1/2016	CC		5,000	3,556,350
PR Comwlth GO	5.25%	7/1/2026	CC		3,515	2,284,750
PR Comwlth GO	5.25%	7/1/2032	CC		1,700	1,105,000
PR Comwlth GO	5.375%	7/1/2030	CC		10,110	6,546,225
PR Comwlth GO	5.375%	7/1/2033	CC		1,075	698,750
PR Comwlth GO	5.50%	7/1/2026	CC		12,500	8,125,000
PR Comwlth GO	5.50%	7/1/2039	CC		5,605	3,643,250
PR Comwlth GO	5.75%	7/1/2028	CC		5,125	3,331,250
PR Comwlth GO	5.75%	7/1/2041	CC		4,430	2,879,500
PR Comwlth GO	8.00%	7/1/2035	CC		13,240	8,854,250
PR Comwlth GO (AGM)	5.25%	7/1/2024	AA		855	898,930
PR Comwlth GO (AMBAC)	5.50%	7/1/2019	CC		550	565,202
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		1,620	1,595,878
PR Pub Bldg Auth GTD	5.25%	7/1/2029	CC		2,040	1,208,700
PR Pub Bldg Auth GTD	5.75%	7/1/2022	CC		6,805	4,100,013
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2035	CC		4,245	4,306,086
RI State GO	5.00%	8/1/2022	AA		6,480	7,883,309
San Diego Comm Clg	5.00%	8/1/2026	AA+		9,600	11,804,928
San Francisco City & Co USD	4.00%	6/15/2021	Aa2		9,740	10,842,568
San Francisco Co USD	5.00%	6/15/2027	Aa2		5,000	6,314,100
TX State GO	5.00%	10/1/2022	AAA		13,000	15,977,000
TX State GO	5.00%	10/1/2024	AAA		10,000	12,844,800
TX State GO	5.00%	10/1/2026	AAA		10,000	12,655,700
WA State GO	5.00%	8/1/2022	AA+		14,245	17,054,684
WA State GO	5.00%	1/1/2024	AA+		5,000	5,683,500
WA State GO(e)	5.00%	8/1/2024	NR		10,000	12,695,800
WI State GO	5.00%	5/1/2021	AA		9,335	11,097,168
WI State GO	5.00%	11/1/2022	AA		5,205	6,412,300
Williamson Co GO	5.00%	2/15/2021	AAA		5,640	6,681,482
Worcester GO (AGM)	5.25%	10/1/2019	AA		1,000	1,011,260
Worcester GO (AGM)	5.25%	10/1/2020	AA		1,195	1,208,420
Total						1,023,635,806

Health Care 12.74%

Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB	(a)	4,000	4,407,000
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB	(a)	1,000	1,104,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		$2,000	$2,067,660
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,185,340
Antelope Valley Hlth	5.00%	3/1/2031	Ba3		7,000	8,057,770
AR DFA - Baptist Mem Hlth	1.96%#	9/1/2044	A-		12,000	11,999,880
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(a)	2,020	2,300,639
AZ Hlth Facs - Phoenix Childrens Hsp	2.26%#	2/1/2048	BBB+		14,500	14,840,025
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,852,360
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		3,450	3,697,468
Blount Co Hlth & Ed - Asbury	5.125%	4/1/2023	NR		3,800	3,880,028
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,832,754
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,180,220
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,343,480
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,680,222
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,288,723
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,607,240
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,484,184
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,810,952
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2030	AA-		1,000	1,295,590
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2031	AA-		1,150	1,483,776
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2032	AA-		1,250	1,603,500
CA Hlth - St Joseph Hlth	5.00%	7/1/2034	AA-		3,000	3,669,600
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,665,250
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	8,183,592
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	6,537,800
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2030	A-		3,305	3,944,352
CA Stwde - Fountainview Gonda	3.00%	8/1/2021	AA-		5,200	5,232,344
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,430,672
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2036	BB		8,000	9,250,400
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB		5,000	5,985,900
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		4,500	5,268,825
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	BBB-		1,320	1,426,484
Camden CO Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,597,600
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,530,719
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,518,337
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,192,060
Church Home of Hartford†	3.25%	9/1/2021	BB	(a)	500	504,485
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		1,310	1,445,506
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	647,658
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,465,621
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,702,850
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,278,696
Dana-Farber Cancer Institute	5.00%	12/1/2030	A1		2,115	2,692,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Dana-Farber Cancer Institute	5.00%	12/1/2031	A1		$1,000	$1,265,440
Dana-Farber Cancer Institute	5.00%	12/1/2032	A1		1,750	2,205,210
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,163,981
Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		4,825	5,352,324
Decatur Hsp - Wise Hlth	5.25%	9/1/2029	BB+		800	910,680
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,019,600
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2026	BB		1,900	1,937,240
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,841,940
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(a)	3,085	3,478,924
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,595,575
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,731,299
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,176,700
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		385	415,735
Guadalupe Co - Seguin City Hospital	5.25%	12/1/2035	BB		3,000	3,386,670
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,931,788
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2022	A		1,500	1,818,240
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2026	A		1,250	1,590,400
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2027	A		3,195	4,119,409
Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,633,607
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	1,325	1,419,512
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	591,080
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	BBB+	(a)	1,500	1,696,530
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		2,000	2,013,620
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,171,442
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,125,445
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,541,362
IL Fin Auth - Northwest Comm Hsp	5.00%	7/1/2034	A+		5,000	6,059,200
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA		2,500	2,882,825
IL Fin Auth - Plymouth Place	5.00%	5/15/2030	BB+	(a)	1,690	1,835,948
IL Fin Auth - Provena Hlth	5.75%	5/1/2018	BBB-		1,000	1,076,350
IL Fin Auth - Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	5,310,765
IN Bd Bk - Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,953,149
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,670,247
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,867,544
Kansas City IDA - Bishop Spencer	6.25%	1/1/2024	NR		710	712,315
Kansas City IDA - Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,500,675
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(a)	1,710	1,951,007
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(a)	1,000	1,116,570
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,281,500
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB		2,670	2,678,090
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,518,035
LA PFA - Christus Hlth	5.25%	7/1/2020	A+		3,200	3,587,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MA DFA - CareGroup	5.00%	7/1/2026	A-		$5,985	$7,722,027
MA DFA - CareGroup	5.00%	7/1/2027	A-		5,895	7,476,452
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,248,082
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,503,950
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,217,221
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	6,210,400
MD Hlth & Hi Ed - Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	12,280,100
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,794,248
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2028	A1		6,175	7,549,061
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2019	NR		2,660	2,980,716
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,608,536
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,838,475
MI Hsp - McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,726,832
MI Hsp - McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,360,806
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,767,600
MN Agric & Econ Dev - Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,182,965
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,670,120
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,389,400
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,539,010
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	2,103,000
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		1,250	1,342,288
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	5,187,190
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,504,080
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		11,500	12,673,460
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,459,630
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,517,160
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,744,616
New Hope - Carillon(e)	5.00%	7/1/2036	A+		1,250	1,303,700
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,945,660
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,623,855
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	A-		10,000	11,136,300
NJ Hlth - St Josephs Hlth	6.00%	7/1/2018	BBB-		4,520	4,722,315
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,170,481
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,199,105
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB		4,065	4,234,917
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,439,760
NJ Hlth - Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,171,951
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	1,107,680
Northampton Co GPA - St Lukes Hsp	5.00%	8/15/2019	A-		2,000	2,170,420
NY Dorm - North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,448,400
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,242,960
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,106,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		$1,635	$1,923,970
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	6,024,450
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,920,000
Orange Co Hlth - Orlando Hlth	5.25%	10/1/2020	A		5,000	5,666,350
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		4,400	4,736,644
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BBB-		2,230	2,284,189
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BBB-		7,500	7,799,925
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,508,400
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,050	12,844,503
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,067,530
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB	(a)	750	851,925
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		3,880	4,124,130
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	BBB-		3,735	4,526,521
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	BBB-		4,500	5,522,580
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,860	1,884,552
Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A+		6,150	6,169,680
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,504,828
Univ Med Ctr Corp	6.00%	7/1/2024	NR		1,000	1,151,530
Vanderbilt Univ Med Ctr	5.00%	7/1/2031	NR		1,300	1,616,823
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		1,800	1,821,942
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,385	1,523,542
Westchester Co Hlth Care	5.00%	11/1/2019	BBB		4,000	4,494,520
Westchester Co Hlth Care	5.125%	11/1/2020	BBB		5,500	6,368,230
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,552,662
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,269,920
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A2		5,575	6,481,718
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2018	NR		2,000	2,010,140
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,851,269
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,484,163
Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		1,000	1,100,700
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,078,130
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,697,984
Total						608,794,681

Housing 0.66%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	626,350
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,234,633
CA Stwde - American Baptist	2.10%	10/1/2019	BBB+	(a)	2,200	2,201,430
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2024	Baa1		1,000	1,259,360
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2025	Baa1		1,000	1,268,410
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,267,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		$750	$938,955
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Aaa		2,000	2,201,620
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,611,525
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2030	BBB-		6,000	7,147,320
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,777,939
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,902,625
NYC IDA - Yankee Stadium (FGIC)	1.945%#	3/1/2021	BBB		3,850	3,692,843
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	Baa3		115	118,619
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(a)	1,130	1,222,185
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(a)	1,000	1,197,130
Total						31,668,134

Lease Obligations 5.62%

Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,911,600
CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2020	A+		4,085	4,544,848
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A+		3,000	3,737,250
CA Pub Wks - Various Cap Proj	5.00%	3/1/2018	A+		7,490	8,032,426
CA Pub Wks - Various Cap Proj	5.00%	11/1/2019	A+		1,000	1,134,830
CA Pub Wks - Various Cap Proj	5.00%	11/1/2020	A+		1,500	1,755,090
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A+		3,250	3,843,223
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A+		1,000	1,200,380
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A+		4,200	5,095,020
CA Pub Wks - Various Cap Proj	5.25%	10/1/2019	A+		11,370	12,959,526
Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A2		2,450	2,732,338
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,951,469
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA		3,800	4,247,906
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A1		4,000	4,406,000
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A1		6,405	7,051,777
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2020	AA		3,650	4,207,610
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA		5,930	7,018,689
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+		2,870	2,899,102
Houston Co Coop Dist - Country Crossing(d)	10.00%	5/1/2039	NR		1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,494,850
IN Fin Auth - I-69 AMT	5.25%	9/1/2026	BB+		1,100	1,308,428
IN Fin Auth - I-69 AMT	5.25%	9/1/2027	BB+		1,400	1,649,536
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	3,189,875
IN Fin Auth - Water	5.00%	2/1/2023	AAA		6,850	8,484,684
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,761,638
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	Aa3		10,000	12,572,000
KY Ppty & Bldgs Commn - Proj #93 (AGC)	5.25%	2/1/2020	AA		2,000	2,228,408
LA PFA - Hurricane Recovery	5.00%	6/1/2020	A1		3,300	3,780,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1	$3,200	$3,887,328
LA PFA - Hurricane Recovery	5.00%	6/1/2024	A1	6,840	8,462,585
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,520,138
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa3	3,865	4,599,505
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa3	6,915	8,225,254
NJ EDA - Sch Facs	5.25%	12/15/2020	A-	8,125	8,848,856
NJ EDA - Sch Facs	5.25%	9/1/2023	NR	3,455	4,122,610
NJ EDA - Sch Facs	5.25%	9/1/2023	A-	6,545	7,236,741
NJ EDA - Sch Facs	5.25%	9/1/2025	A-	5,550	6,146,791
NJ EDA - Transit Proj	5.00%	5/1/2018	A-	1,425	1,512,296
NJ EDA - Transit Proj	5.00%	5/1/2019	A-	3,000	3,241,170
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,145,280
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,336,030
NY UDC - Svc Contract	5.00%	1/1/2022	AA	3,705	4,241,669
NYC TFA - Bldg Aid	5.00%	7/15/2026	AA	1,750	2,214,433
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA	1,500	1,889,925
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	Aa3	8,030	9,177,808
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3	8,750	10,275,212
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,977,469
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,308,380
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	6,115,294
Philadelphia Redev Auth	5.00%	4/15/2028	A+	4,380	5,276,104
PR Pub Bldg Auth GTD	5.25%	7/1/2033	CC	2,000	1,175,000
PR Pub Bldg Auth GTD	7.00%	7/1/2021	CC	5,000	3,137,500
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,719,182
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	4,434,187
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA	1,000	1,215,910
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA	1,000	1,243,510
South Florida Wtr Mgt Dist	5.00%	10/1/2025	AA	3,000	3,881,430
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA	2,000	2,560,940
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,753,308
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	921,665
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,253,578
Total					268,503,888

Other Revenue 3.86%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3	11,300	12,572,380
Austin Convention†	6.00%	1/1/2017	BB	1,935	1,978,054
Baker Correctional Dev	7.50%	2/1/2030	NR	1,200	976,992
Baytown Twp - St Croix Prep Admy	6.00%	8/1/2018	BB+	1,160	1,185,033
Black Belt Energy - RBC	4.00%	7/1/2046	Aa3	10,000	11,246,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019		BBB-		$2,715	$3,058,095
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021		Aa1		5,425	6,480,759
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026		A-		10,250	12,150,042
CA Sch Fin Auth - Aspire†	5.00%	8/1/2036		BBB		1,600	1,878,784
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019		NR		5,000	5,007,950
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032		BB+		6,410	6,687,617
Clarksville Nat Gas Aquis Corp - ML	5.00%	12/15/2021		Baa1		2,380	2,749,043
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,907,600
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,900,525
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,546,867
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032		BBB		915	1,028,103
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,898,269
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,437,310
FL Brd Ed - Lottery Rev	5.00%	7/1/2020		AAA		7,645	8,856,503
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	3,000	3,537,150
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033		BB		3,000	3,413,130
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025		Baa1		5,000	5,416,450
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022		BBB		710	761,546
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,513,858
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,653,160
La Vernia Hi Ed - Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,293,654
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2027		A3		5,000	6,215,400
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2016		NR		700	420,000
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2019		BBB-		1,900	1,968,970
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2020		BBB-		1,400	1,450,890
Michigan St Strategic FD Escrow(f)	Zero Coupon	—	(g)	NR		400	40
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019		BBB+		2,505	2,672,960
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		5,000	5,206,600
MSR Energy Auth - Citi	6.125%	11/1/2029		BBB+		3,500	4,748,870
NYC Cultural - Lincoln Ctr	5.75%	12/1/2018		A+		2,500	2,786,275
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A		5,000	5,889,700
PA IDA - Economic Dev	5.00%	7/1/2019		A+		3,500	3,903,165
PA IDA - Economic Dev	5.00%	7/1/2020		A+		2,000	2,292,420
Phoenix IDA - Basis Schs†	5.00%	7/1/2035		BB		2,350	2,570,453
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2023		A3		9,365	11,550,416
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-		2,400	2,504,976
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2023		A3		5,000	6,002,650
WA Eda - Waste Mgmt†	2.125%	6/1/2020		A-		4,000	4,119,120
Total							184,438,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 1.56%

Allentown Neighborhood Impt	5.00%	5/1/2031	Baa2	$5,500	$6,148,560
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020	A2	1,670	1,852,798
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	2,000	2,176,780
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,109,290
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,709,265
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,798,495
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,480,439
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,352,250
Glendale Redev Agy	5.50%	12/1/2024	A	5,000	5,101,050
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
Orange Co CFD	5.00%	8/15/2033	NR	1,400	1,664,656
Orange Co CFD	5.00%	8/15/2035	NR	1,000	1,180,170
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	7,259,022
Pittsburg Redev Agy	5.00%	8/1/2019	A	5,755	6,460,275
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,943,676
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,223,375
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2024	AA	2,930	3,642,957
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,407,480
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,557,269
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	190	197,898
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	3,900	4,135,794
Village CDD #9	5.00%	5/1/2022	NR	1,150	1,229,764
Village CDD #9	5.25%	5/1/2031	NR	1,755	2,016,864
Village CDD #9	5.75%	5/1/2021	NR	2,315	2,555,922
Village CDD #9	6.75%	5/1/2031	NR	2,440	2,886,056
Total					74,640,105

Tax Revenue 7.13%

Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,302,980
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+	3,000	3,606,810
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	9,239,838
Dallas Area Rapid Transit	5.00%	12/1/2028	AA+	460	506,695
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	6,397,600
FL Dept Env Protn - Florida Forever	5.00%	7/1/2023	AA-	5,000	6,250,600
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR	1,000	1,078,890
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR	1,000	1,074,300
Guam Ltd Oblig - Section 30 Landfill	5.375%	12/1/2024	BBB+	1,000	1,136,990
Guam Ltd Oblig - Section 30 Landfill	5.50%	12/1/2019	BBB+	1,000	1,142,940
IL Sales Tax	5.00%	6/15/2019	AAA	5,000	5,550,600
Jacksonville Sales Tax	5.00%	10/1/2021	A+	2,500	2,980,675
Kansas Dept Trans	5.00%	9/1/2026	AAA	5,000	6,521,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

LA Stadium & Expo Dist	5.00%	7/1/2021	A3		$1,030	$1,214,504
Los Angeles Co MTA	5.00%	7/1/2021	AAA		11,285	13,536,019
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,891,926
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,648,742
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,379,785
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,712,637
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	BBB		2,500	2,820,625
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB		5,000	5,839,750
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB		10,000	11,272,200
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,986,832
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,401,040
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,441,749
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	558,080
NM Severance Tax	5.00%	7/1/2022	Aa2		5,225	5,879,536
NY Dorm - PIT	5.00%	12/15/2019	AAA		15,000	17,134,350
NY Dorm - PIT	5.00%	3/15/2023	AAA		10,000	12,145,800
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	18,427,236
NY Dorm - PIT	5.25%	2/15/2023	AAA		7,710	8,615,077
NY Dorm - Sales Tax	5.00%	3/15/2028	AAA		11,645	15,016,577
NY Twy Auth - Hwy & Brdg (AMBAC)	5.50%	4/1/2020	AA		9,000	10,553,850
NY UDC - PIT	5.00%	12/15/2025	NR		910	967,931
NY UDC - PIT	5.00%	12/15/2025	AAA		410	435,547
NY UDC - PIT	5.00%	3/15/2026	AAA		10,000	13,093,300
NY UDC - PIT	5.00%	3/15/2026	AAA		15,000	18,886,950
NY UDC - PIT	5.00%	12/15/2026	NR		1,325	1,409,350
NY UDC - PIT	5.00%	12/15/2026	AAA		595	631,902
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		10,000	11,917,700
NYC TFA - Future Tax	5.50%	11/1/2027	AAA		8,850	10,612,389
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		1,720	1,903,713
PA Econ Dev - Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,260,000
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	16,573,440
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,284,006
PR Corp Sales Tax	5.25%	8/1/2027	CC		1,650	723,938
PR Corp Sales Tax	5.25%	8/1/2041	CC		7,570	3,321,337
PR Corp Sales Tax	5.50%	8/1/2023	CC		9,465	4,223,756
PR Corp Sales Tax	5.50%	8/1/2028	CC		8,630	3,818,775
PR Corp. Sales Tax	5.25%	8/1/2040	CC		8,000	5,590,000
TX Trsp Commn	5.00%	4/1/2022	AAA		5,000	6,059,350
Virgin Islands PFA	5.00%	10/1/2024	BBB+		1,000	1,167,050
Virgin Islands PFA	5.00%	10/1/2034	BBB+		1,540	1,725,031
Virgin Islands PFA - Diageo Rum Tax	6.75%	10/1/2019	B2		2,065	2,239,864
Virgin Islands PFA - Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,010,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Virgin Islands PFA - Tobacco & Liq Tax	5.00%	10/1/2019	BBB	$3,000	$3,317,850
WI Trsp	5.00%	7/1/2024	AA+	5,000	6,385,950
WI Trsp	5.00%	7/1/2026	AA+	6,000	7,747,620
Total					340,573,712

Tobacco 3.92%

Buckeye Tobacco	5.125%	6/1/2024	B-	26,490	25,991,723
Buckeye Tobacco	5.75%	6/1/2034	B-	1,360	1,333,126
Buckeye Tobacco	5.875%	6/1/2030	B-	31,350	31,354,702
Golden St Tobacco	4.50%	6/1/2027	B	11,875	12,102,525
Golden St Tobacco	5.00%	6/1/2033	B-	15,000	15,116,550
Inland Empire Tobacco	4.625%	6/1/2021	NR	5,230	5,276,129
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,955	2,982,127
MI Tob Settlement	5.125%	6/1/2022	B-	4,910	4,864,239
MI Tob Settlement	5.25%	6/1/2022	B-	6,590	6,569,835
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1	2,420	2,435,246
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A	8,500	8,520,655
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,885,925
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,295,280
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,179,090
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,188,960
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,000	1,185,420
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	3,500	3,562,755
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,954,106
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,453,187
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,870,500
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	11,125	11,332,147
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	5,000	5,052,950
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	10,500	10,374,840
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B	10,000	10,101,600
Total					186,983,617

Transportation 16.39%

AK Intl Airports Sys	5.00%	10/1/2024	A1	750	946,680
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,263,370
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,519,020
AK Intl Airports Sys	5.00%	10/1/2031	A1	3,000	3,735,420
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	2,750	3,280,282
Alameda Corridor Trsp Auth	5.00%	10/1/2024	A-	5,000	6,191,800
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,968,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Alameda Corridor Trsp Auth	5.00%	10/1/2034	BBB+	$5,500	$6,785,185
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,590,790
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-	2,500	3,095,450
AZ Transp Brd Hwy	5.00%	7/1/2021	AA+	10,000	11,951,600
Bay Area Toll Auth	1.11%#	4/1/2047	AA	6,000	6,001,740
Bay Area Toll Auth	1.875%	4/1/2047	AA	5,000	5,113,250
Bay Area Toll Auth	2.00%	4/1/2034	AA	9,000	9,198,810
Central TX Mobility Auth	5.00%	1/1/2030	BBB+	800	973,000
Central TX Mobility Auth	5.00%	1/1/2031	BBB+	1,675	2,032,680
Central TX Mobility Auth	5.00%	1/1/2032	BBB+	2,000	2,418,080
Central TX Mobility Auth	5.00%	1/1/2033	BBB	3,000	3,400,380
Central TX Mobility Auth	5.75%	1/1/2019	NR	1,130	1,268,900
Central TX Mobility Auth	5.75%	1/1/2019	BBB+	370	411,692
Central TX Mobility Auth	5.75%	1/1/2020	BBB+	1,000	1,151,930
Central TX Mobility Auth	5.75%	1/1/2031	BBB+	2,000	2,418,680
Central TX Tpk	5.00%	8/15/2025	BBB+	2,250	2,802,420
Central TX Tpk	5.00%	8/15/2026	BBB+	2,500	3,088,250
Central TX Tpk	5.00%	8/15/2027	BBB+	3,300	4,045,866
Central TX Tpk	5.00%	8/15/2028	BBB+	3,250	3,957,362
Central TX Tpk	5.00%	8/15/2033	BBB+	7,650	9,119,871
Chicago Midway Arpt	5.00%	1/1/2026	A	6,075	7,469,030
Chicago Midway Arpt AMT	5.00%	1/1/2023	A	3,000	3,583,170
Chicago O’Hare Arpt	5.00%	1/1/2022	A	3,230	3,730,844
Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA	3,500	3,571,155
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A	6,320	7,096,033
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	11,740	13,499,709
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	6,410	7,830,520
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,829,400
Clark Co Arpt - McCarran Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,373,209
Cleveland Arpt (AGM)	5.00%	1/1/2025	AA	1,200	1,498,800
Cleveland Arpt (AGM)	5.00%	1/1/2026	AA	2,000	2,490,880
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA	2,175	2,689,605
Dallas Area Rapid Transit	5.00%	12/1/2024	AA+	515	567,278
Delaware River Port Auth	5.00%	1/1/2027	A-	1,835	2,104,562
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	9,256,575
Denver City & Co Arpt (NPFGC)	5.00%	11/15/2022	AA-	13,625	13,844,090
E - 470 Hwy Auth	5.00%	9/1/2020	A3	900	1,037,727
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	10,659,328
FL Tpk Auth - Dept Trans	5.00%	7/1/2026	Aa2	9,160	11,863,666
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	12,000	13,181,400
HI Arpts Sys AMT	5.00%	7/1/2022	A+	5,130	5,949,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	BB-	$8,000	$9,146,320
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2030	BB-	2,500	2,851,350
Houston Arpt AMT	5.00%	7/1/2021	A+	5,000	5,837,700
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,232,630
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	3,100,761
KY Pub Trsp Auth - Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,149,760
KY Tpk Auth	5.00%	7/1/2026	Aa2	5,215	6,239,747
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-	2,000	2,550,020
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,468,625
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,946,376
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,748,757
MA Trans Fd - Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,750,482
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	2,390	2,637,771
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	925	1,020,895
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A	3,690	4,641,466
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2021	A	1,500	1,768,365
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A	1,550	1,856,466
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A	5,145	6,272,269
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A	3,500	4,249,140
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	2,126,233
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,431,280
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	3,095,100
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	4,225,550
Minneapolis / St Paul Met Arpts	5.00%	1/1/2020	AA-	2,190	2,496,666
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	4,328,065
Minneapolis / St Paul Met Arpts (AMBAC)	5.00%	1/1/2024	AA-	10,250	10,470,580
MTA NY	5.00%	11/15/2021	AA-	1,500	1,797,525
MTA NY	5.00%	11/1/2023	AA-	5,640	6,932,744
MTA NY	5.00%	11/15/2025	AA-	3,500	4,333,840
MTA NY	5.00%	11/15/2026	AA-	17,065	22,316,924
MTA NY	5.25%	11/15/2028	AA-	6,355	8,222,671
MTA NY - Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,565,479
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,420,859
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,250,020
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,495,570
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,689,600
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,879,800
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,846,500
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,701,480
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,650,760
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	6,161,000
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	6,265,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Trans Trust Fund	5.75%	6/15/2020	A-	$7,645	$8,529,679
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,620,221
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	6,129,700
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	6,210,800
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,738,625
North TX Twy Auth	6.25%	1/1/2024	NR	4,065	4,614,669
North TX Twy Auth	6.25%	1/1/2024	A	935	1,056,718
NY Dorm - PIT	5.00%	3/15/2023	AAA	8,500	10,552,240
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,242,640
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,767,505
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,619,517
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,334,880
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	909,083
NY Twy Auth	5.00%	5/1/2019	A-	4,570	5,097,195
NY Twy Auth	5.00%	1/1/2020	A	3,000	3,422,310
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,925,648
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,470,933
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,508,479
NY Twy Auth	5.00%	1/1/2028	A-	2,470	3,134,232
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,262,970
NY Twy Auth	5.00%	1/1/2030	A-	1,500	1,884,120
NY Twy Auth	5.00%	1/1/2031	A-	1,000	1,251,180
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	12,172,400
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	16,801,260
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	4,252,290
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,430,426
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	8,100,400
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,562,583
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,782,480
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,688,229
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	12,571,100
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	7,241,436
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	6,084,987
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,776,520
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,175,870
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	13,239,600
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,574,320
PR Conv Ctr Auth (AMBAC)	5.00%	7/1/2031	CC	3,000	3,007,200
PR Hwy & Trans Auth	5.00%	7/1/2030	CC	1,745	458,063
PR Hwy & Trans Auth	5.00%	7/1/2033	CC	1,215	318,938
PR Hwy & Trans Auth	5.50%	7/1/2023	CC	4,305	1,130,063
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	3,000	787,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	$1,000	$1,062,490
Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,885,165
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,133,648
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,173,641
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,347,281
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,922,875
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	12,029,800
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,952,963
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,849,475
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,500,588
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,811,350
San Jose Arpt	5.00%	3/1/2028	A2	1,655	2,056,056
South Jersey Trans Auth	5.00%	11/1/2020	BBB+	2,000	2,252,340
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	6,089,716
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	AA-	2,500	2,940,550
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,854,743
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,802,138
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,481,060
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,817,905
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,195,120
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	12,280,590
VA Transp Brd - Cap Proj	5.00%	5/15/2021	AA+	10,000	11,918,300
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,909,600
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,943,584
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,435,340
Total					783,115,214

Utilities 12.85%

Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,346,110
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	5,046,520
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,519,544
Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	BBB-	20,000	20,778,600
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA	16,695	18,700,570
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	NR	45	54,365
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	NR	4,565	5,536,386
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2022	NR	105	129,883
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2022	NR	10,975	13,644,888
Central Plains - Goldman Sachs	5.00%	9/1/2027	A3	7,500	8,753,775
Chicago Water	5.00%	11/1/2024	A	8,690	10,479,010
Chicago Water	5.00%	11/1/2025	A	2,625	3,204,075
Dallas Wtrwks & Swr	5.00%	10/1/2024	AAA	15,000	19,253,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Detroit Sewer	5.00%	7/1/2034	BBB+	$2,200	$2,595,582
Detroit Sewer	5.00%	7/1/2035	BBB+	1,835	2,156,951
East Bay Utility Water District	5.00%	6/1/2028	AAA	6,300	8,112,951
Energy Northwest - Proj 1	5.00%	7/1/2027	Aa1	9,650	11,195,737
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,910,647
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,560,134
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	4,114,974
Floyd Co Dev - GA Power	2.35%	7/1/2022	A3	4,875	5,034,997
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,174,430
Guam Waterworks Auth	5.00%	7/1/2036	A-	1,000	1,202,570
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,639,210
Houston Util Sys	5.00%	11/15/2022	AA	5,000	6,135,650
Houston Util Sys	5.00%	11/15/2023	AA	4,000	5,016,160
Houston Util Sys	5.00%	11/15/2026	AA	5,355	6,754,904
Imperial Irrigation Dist	5.00%	11/1/2030	AA-	1,000	1,279,570
Imperial Irrigation Dist	5.00%	11/1/2032	AA-	2,000	2,536,540
IN Muni Pwr	5.00%	1/1/2025	A+	1,000	1,264,260
IN Muni Pwr	5.00%	1/1/2026	A+	1,200	1,538,304
IN Muni Pwr	5.00%	1/1/2029	A+	3,000	3,817,260
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%	7/1/2019	AA-	340	360,271
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,250,260
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,836,445
KS DFA - Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	7,672,314
Lakeland Energy (AGM)	5.00%	10/1/2018	AA	3,975	4,354,453
Long Beach Nat Gas - ML	1.85%#	11/15/2026	BBB+	4,000	3,803,880
Long Island Power Auth	5.00%	5/1/2019	A-	1,000	1,119,830
Long Island Power Auth	5.00%	5/1/2020	A-	2,930	3,359,772
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2022	Aa2	4,250	5,086,272
Los Angeles USD	5.00%	7/1/2023	Aa2	10,000	12,600,300
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2019	AA	4,705	5,262,260
Lower Colo Riv Auth	5.00%	5/15/2020	A	3,930	4,521,858
Lower Colo Riv Auth	5.00%	5/15/2020	A	3,130	3,601,378
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2021	A1	5,225	6,175,480
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2022	A1	5,005	5,886,981
Main St Nat Gas - ML	5.00%	3/15/2021	BBB+	2,500	2,852,275
MD EDC - Potomac Elec Rmkt	6.20%	9/1/2022	A	1,650	1,870,308
MEAG - Gen Resolution Projs	5.00%	1/1/2020	A	6,200	7,072,774
MEAG - Proj 1	5.00%	1/1/2021	A	4,185	4,907,540
Miami Dade Co Wtr & Swr (AGM)	5.25%	10/1/2018	AA	3,000	3,295,950
MO Joint Muni Elec Util Commn	5.00%	1/1/2023	A2	2,000	2,436,620
MO Joint Muni Elec Util Commn	5.00%	1/1/2025	A2	1,500	1,857,270
Modesto Irrigation Dist	5.00%	7/1/2023	A+	1,780	2,215,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Modesto Irrigation Dist	5.00%	7/1/2024	A+	$3,720	$4,597,176
Modesto Irrigation Dist	5.00%	7/1/2025	A+	8,410	10,336,563
NE Public Power	5.00%	1/1/2024	A+	5,000	6,011,750
New Orleans Sewer	5.00%	6/1/2020	A	1,400	1,601,082
New Orleans Sewer	5.00%	6/1/2021	A	400	468,204
North Sumter Co Util Dep Dist	5.00%	10/1/2032	BBB+	8,000	9,010,080
Northern CA Pwr - Hydroelec #1	5.00%	7/1/2026	A+	3,600	4,339,404
OH Air Quality - FirstEnergy	3.625%	10/1/2033	BBB-	1,000	1,020,480
OH Air Quality - FirstEnergy	3.625%	10/1/2033	BBB-	2,000	2,040,960
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	4,250	4,724,300
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	8,000	8,811,520
OH Wtr Dev Auth	5.00%	6/1/2023	AAA	5,500	6,901,235
PA Econ Dev - Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,071,118
PA Econ Dev - PPL Electric Utility Rmkt	4.00%	10/1/2023	A1	5,000	5,442,350
Philadelphia Gas Works	5.00%	8/1/2026	A-	1,000	1,252,400
Philadelphia Gas Works	5.00%	8/1/2027	A-	1,000	1,239,270
Philadelphia Water & Wastewater	5.00%	7/1/2022	A1	3,090	3,740,445
Phoenix Civic Impt Corp - Water Sys	5.00%	7/1/2027	AAA	5,000	6,377,250
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,372,475
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,457,512
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	9,062,698
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,123,840
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	10,640	11,991,493
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-	7,000	4,707,500
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	5,590	4,150,575
PR Elec Pwr Auth	5.00%	7/1/2029	Caa3	8,235	5,435,100
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	1,035	683,100
PR Elec Pwr Auth	5.00%	7/1/2042	Caa3	2,390	1,577,400
PR Elec Pwr Auth	5.25%	7/1/2019	Caa3	2,000	1,316,760
PR Elec Pwr Auth	5.25%	7/1/2026	Caa3	4,900	3,234,000
PR Elec Pwr Auth	5.25%	7/1/2040	Caa3	3,235	2,135,100
PR Elec Pwr Auth	5.50%	7/1/2038	Caa3	2,350	1,551,000
PR Elec Pwr Auth	7.00%	7/1/2033	Caa3	4,000	2,640,000
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	725	478,500
PR Elec Pwr Auth (AGM)	0.939% #	7/1/2029	AA	5,720	4,147,000
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,605,273
SA Energy Acquisition Pub Fac	5.50%	8/1/2021	A3	2,360	2,803,892
Salt River Agric Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,103,700
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,812,010
Salt Verde Fin Corp - Citi	5.50%	12/1/2029	BBB+	5,000	6,545,700
San Antonio Elec & Gas	5.00%	2/1/2022	Aa1	9,405	11,352,964
San Diego PFA Swr	5.00%	5/15/2020	AA+	5,000	5,617,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

San Diego Water	5.00%	8/1/2021	Aa3	$7,275	$8,717,851
San Diego Water	5.00%	8/1/2022	Aa3	3,000	3,685,080
San Francisco City & Co Pub Util Sys Commn	5.00%	11/1/2023	AA-	5,450	6,563,980
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2022	AA-	1,100	1,346,224
Seminole Co Wtr & Swr	5.00%	10/1/2024	AA	4,000	5,098,560
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2021	AA	2,000	2,369,820
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2024	AA	1,000	1,258,890
TEAC - Goldman Sachs	5.00%	2/1/2018	A3	1,055	1,120,885
TEAC - Goldman Sachs	5.25%	9/1/2021	A3	3,000	3,544,350
TEAC - Goldman Sachs	5.25%	9/1/2024	A3	8,520	10,615,068
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	23,000	27,503,630
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	2,000	2,331,980
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	2,000	2,324,160
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	BBB+	4,685	5,537,904
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	BBB+	2,925	3,556,654
TX Muni Gas Acq & Supply - ML	6.25%	12/15/2026	BBB+	31,660	41,022,812
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	6,192,467
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,205,300
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,849,395
Wise Co IDA - VA Elec & Pwr Co	2.15%	10/1/2040	A2	5,425	5,601,855
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,691,100
Total					613,917,622
Total Municipal Bonds (cost $4,428,884,325)					4,678,026,865

Shares (000)
SHORT-TERM INVESTMENTS 0.97%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,776)	2	1,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.97%

Corporate-Backed 0.05%

Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	11/1/2040	A2		$2,400	$2,400,000

Health Care 0.09%

AR DFA - Baptist Mem Hlth	0.75%	7/1/2016	9/1/2044	A-		4,225	4,225,000

Money Market Securities 0.48%

Appling Co Dev - GA Power	0.46%	7/1/2016	9/1/2029	A-	(a)	2,500	2,500,000
NYC GO (AGM)	0.60%	7/1/2016	11/1/2026	AA	(a)	20,445	20,445,000
Total							22,945,000

Other Revenue 0.02%

Pima Co IDA - Clark Co Detention†	0.69%	7/7/2016	9/1/2033	AA-		1,000	1,000,000

Utilities 0.33%

Las Vegas Valley Water District	0.59%	7/1/2016	6/1/2036	Aa1		5,000	5,000,000
NYC Muni Water	0.60%	7/1/2016	6/15/2032	AA+	(a)	10,940	10,940,000
Total							15,940,000

Total Variable Rate Demand Notes (cost $46,510,000)							46,510,000

Total Short-Term Investments (cost $46,511,776)							46,511,776

Total Investments in Securities 98.88% (cost $4,475,396,101)							4,724,538,641

Cash and Other Assets in Excess of Liabilities(i) 1.12%							53,619,436

Net Assets 100.00%							$4,778,158,077

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2016	161	Short	$(27,747,344)	$(1,475,698)
U.S. 10-Year Treasury Note	September 2016	71	Short	(9,441,890)	(56,281)
Totals				$(37,189,234)	$(1,531,979)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$300,191,016	$3,258,843	(4)	$303,449,859
Lease Obligations	—	268,256,368	247,520	(4)	268,503,888
Other Revenue	—	184,438,039	40	(5)	184,438,079
Remaining Industries	—	3,921,635,039	—		3,921,635,039
Money Market Mutual Fund	1,776	—	—		1,776
Variable Rate Demand Notes	—	46,510,000	—		46,510,000
Total	$1,776	$4,721,030,462	$3,506,403		$4,724,538,641
Liabilities
Trust Certificates(6)	$—	$(1,250,000)	$—		$(1,250,000)
Total	$—	$(1,250,000)	$—		$(1,250,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(1,531,979)	—	—		(1,531,979)
Total	$(1,531,979)	$—	$—		$(1,531,979)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.
(6)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$40
Accrued discounts/premiums	861
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(677,159)
Purchases	—
Sales	—
Net transfers in or out of Level 3	4,182,661
Balance as of June 30, 2016	$3,506,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.37%

Corporate-Backed 4.67%

Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$375,311
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,500	1,499,205
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,034,930
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	576,155
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	637,697
Courtland IDB - Intl Paper	6.25%	11/1/2033	Baa2		770	897,250
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-		475	495,838
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B+		465	484,298
LA Env Facs - Westlake Chem	6.50%	8/1/2029	BBB+		1,045	1,246,852
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB+		100	120,230
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB+		500	537,790
Love Field Arpt - Southwest Airlines	5.25%	11/1/2040	Baa1		190	218,570
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR		500	580,240
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		120	129,787
OK DFA - Waste Mgmt	2.375%	12/1/2021	A-		185	196,537
Phenix City IDB - Meadwestvaco	3.625%	5/15/2030	BBB		1,250	1,298,563
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	116,713
Warren Co - Intl Paper	6.50%	9/1/2032	NR		255	284,442
WI Pub Fin Auth - Celanese	4.05%	11/1/2030	BBB-		500	543,460
Total						11,273,868

Education 8.77%

Allegheny Co Hi Ed - Duquesne Univ	5.50%	3/1/2029	A		160	192,731
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2		325	393,296
CA Ed - Stanford Univ	5.00%	6/1/2046	AAA		500	774,825
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	NR		245	265,345
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3		20	21,574
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		250	298,130
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR		250	274,840
DE EDA - DE State Univ (AGM)	5.00%	10/1/2031	AA		410	503,312
Delaware CO PA Auth - Villanova Univ	4.00%	8/1/2040	A+		1,000	1,109,890
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	106,075
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-		300	367,353
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-		250	303,948
FL HI Ed - Nova Southeastern Univ	6.00%	4/1/2026	A-		170	202,099
FL HI Ed - Nova Southeastern Univ	6.375%	4/1/2031	A-		475	570,347
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	902,728
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	1,003,400
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-		175	208,094
IL Fin Auth - DePaul Univ	6.00%	10/1/2032	A		715	865,558
IL Fin Auth - DePaul Univ	6.125%	10/1/2040	A		730	887,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		$100	$100,290
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	501,370
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	500,655
IL Fin Auth - IL Wesleyan Univ(e)	5.00%	9/1/2036	NR		500	583,000
LA PFA - Loyola Univ	5.25%	10/1/2029	BBB+		680	780,572
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		750	888,600
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3		125	132,055
McAllister Academic Vlg - AZ State Univ	5.25%	7/1/2030	AA-		125	135,913
Morgan State Univ	5.00%	7/1/2027	A+		670	799,544
Morgan State Univ	5.00%	7/1/2030	A+		350	415,033
Morgan State Univ	5.00%	7/1/2032	A+		450	532,210
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	A		225	247,336
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2		160	180,358
NJ Ed Facs - Stockton Univ (e)	5.00%	7/1/2041	NR		150	178,095
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1		250	280,920
NY Dorm - Pace Univ	5.00%	5/1/2029	NR		5	6,167
NY Dorm - Pace Univ	5.00%	5/1/2029	BB+		245	281,850
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	400	457,412
NY Dorm - Yeshiva Univ	4.00%	11/1/2017	NR		75	78,336
NY Dorm - Yeshiva Univ	4.00%	11/1/2017	B3		140	144,647
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,000	1,179,270
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-		905	1,036,578
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2044	Baa2		1,000	1,162,600
Regents Univ of CA	5.00%	5/15/2051	AA-		375	460,500
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		715	849,956
Total						21,163,944

Financial Services 0.20%

IN Bd Bk - JP Morgan	1.391%#	10/15/2022	A3		500	475,850

General Obligation 11.79%

Allegheny Co GO(e)	5.00%	11/1/2041	AA-		1,000	1,225,050
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA		550	661,430
CA State GO	5.375%	11/1/2035	AA-		400	473,608
CA State GO	5.50%	3/1/2040	AA-		975	1,131,214
CA State GO	6.50%	4/1/2033	AA-		300	347,157
Chicago Brd Ed	5.00%	12/1/2042	B+		575	511,767
Chicago Brd Ed	5.25%	12/1/2039	B+		250	225,988
Chicago GO	5.25%	1/1/2027	BBB+		270	272,492
Chicago GO	5.50%	1/1/2035	BBB+		230	236,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago GO	5.50%	1/1/2037	BBB+	$985	$1,009,812
Cook Co GO(e)	5.00%	11/15/2031	AA-	350	425,695
Cook CO GO	5.25%	11/15/2024	AA-	1,500	1,744,845
Delaware Co IDA - Covanta	5.00%	7/1/2043	Ba2	500	514,725
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	477,304
HI State GO	5.00%	12/1/2028	AA	650	775,827
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	225	261,529
IL State GO	5.00%	1/1/2033	BBB+	575	618,602
IL State GO	5.00%	1/1/2033	BBB+	1,500	1,664,940
IL State GO	5.00%	1/1/2035	BBB+	1,000	1,107,420
IL State GO	5.50%	7/1/2033	BBB+	100	113,626
IL State GO	5.50%	7/1/2038	BBB+	1,000	1,125,640
Kansas City GO	5.00%	4/1/2040	AA-	1,000	1,193,340
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,114,620
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	597,165
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,099,871
Middletown CSD	5.25%	12/1/2040	AA	250	307,713
NYC GO	5.00%	8/1/2023	AA	705	877,944
NYC GO	5.00%	8/1/2027	AA	575	712,114
Philadelphia GO	5.25%	7/15/2031	A+	600	733,254
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	456,558
PR Comwlth GO	4.75%	7/1/2018	CC	370	240,267
PR Comwlth GO	5.00%	7/1/2041	CC	495	321,750
PR Comwlth GO	5.25%	7/1/2022	CC	250	162,500
PR Comwlth GO	5.375%	7/1/2030	CC	955	618,362
PR Comwlth GO	5.50%	7/1/2027	CC	1,040	676,000
PR Pub Bldg Auth GTD	5.50%	7/1/2027	CC	220	130,900
PR Pub Bldg Auth GTD	6.00%	7/1/2020	CC	125	76,094
PR Pub Bldg Auth GTD	6.25%	7/1/2026	CC	315	191,363
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	155,350
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Ba2	1,000	1,107,960
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2029	Ba2	465	505,980
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2031	Ba2	100	108,324
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	885,615
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	621,790
Yosemite CCD	5.00%	8/1/2029	Aa2	500	637,165
Total					28,457,579

Health Care 17.86%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB	300	333,273
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA-	300	361,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA-		$345	$415,628
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	564,085
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	AA-		665	764,963
AZ Hlth Facs - Banner Hlth	5.50%	1/1/2038	AA-		1,285	1,375,631
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		745	903,946
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		275	326,887
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		750	876,097
CA Stwde - American Baptist	5.00%	10/1/2021	BBB+	(a)	635	745,103
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	558,225
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	881,025
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	127,687
Centre Co Hosp Auth - Mt Nittany Med Ctr	5.00%	11/15/2046	A		250	300,007
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	323,324
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	A-		750	852,412
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	A-		165	184,392
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	717,754
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	Aa3		500	621,885
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	153,464
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	165,015
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	NR		115	130,550
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	15	16,977
Dana-Farber Cancer Institute	5.00%	12/1/2041	A1		500	613,865
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA+		530	597,771
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		400	449,636
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	161,643
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		480	549,744
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	498,728
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	NR		275	302,717
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		30	32,783
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		500	540,885
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BBB		235	271,221
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	889,700
IL Fin Auth - Mercy Hlth Corp	5.00%	12/1/2046	A3		1,250	1,480,425
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	317,716
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	Aaa		315	365,009
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		220	254,927
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	Aaa		80	92,701
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	Aaa		250	288,045
IL Fin Auth - Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	862,653
IN Hlth Facs - Ascension Hlth	5.00%	11/15/2036	Aa2		400	492,728
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,000	1,187,870
Kent Hsp Fin Auth - Metropolitan Hsp	6.25%	7/1/2040	BB		275	275,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

LA PFA - Ochsner Clinic	5.00%	5/15/2047	Baa1		$200	$236,192
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		300	365,577
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	AA-		785	903,001
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	BBB+		930	1,063,557
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	281,163
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	531,526
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	703,086
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	456,060
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2035	BBB-	(a)	250	280,150
MI Fin Auth - Beaumont Hlth	5.00%	8/1/2033	A1		250	299,042
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	NR		150	176,760
Montgomery Co Hlth - Catholic Hlth	6.25%	11/15/2034	NR		85	96,490
Montgomery Co Hlth - Catholic Hlth	6.25%	11/15/2034	AA-		20	22,915
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(a)	125	147,219
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,176,010
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,114,737
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		150	164,186
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	BBB+		1,100	1,279,795
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		225	201,690
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	164,194
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA		250	294,732
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		250	298,237
Orange CO Hlth - Orlando Hlth	5.00%	10/1/2044	A		1,250	1,523,075
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	281,338
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		500	597,125
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		950	1,214,157
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		500	580,150
UMass Mem Hlth	5.00%	7/1/2041	A-	(a)	450	537,889
Univ Med Ctr Corp	5.00%	7/1/2020	NR		500	576,905
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		140	164,839
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		1,000	1,210,860
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A-		500	613,965
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2036	A-		275	336,053
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		500	588,400
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		450	525,469
Westchester CO Hlth Care	6.00%	11/1/2030	NR		265	322,126
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		40	46,769
Westchester CO Hlth Care	6.125%	11/1/2037	NR		245	299,111
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		30	35,150
WI Hlth & Ed - Aurora Hlth	5.125%	4/15/2031	A2		245	291,739
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		840	905,117
Total						43,133,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 1.65%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR	$300	$374,856
CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3	150	169,331
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB	100	118,391
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1	250	302,357
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	500	541,800
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA	1,000	1,234,880
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-	750	854,700
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	350	386,557
Total					3,982,872

Lease Obligations 4.91%

CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A+	250	285,183
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A+	535	636,072
CA Pub Wks - Various Cap Proj	5.75%	3/1/2030	A+	310	361,466
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A+	145	148,242
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	535,040
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	1,155	1,415,256
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	250	277,325
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	1,005,667
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	500	632,745
Los Angeles USD COP	5.00%	10/1/2025	A+	1,000	1,226,300
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	BBB	650	692,068
NJ EDA - Sch Facs	2.01%#	3/1/2028	A-	500	462,780
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A-	500	532,740
North Hudson Sewerage Auth	5.00%	6/1/2024	A	1,000	1,208,930
Philadelphia Muni Auth	6.375%	4/1/2029	A+	655	744,434
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,144,090
VA Transp Brd	4.75%	5/15/2035	AA+	470	540,354
Total					11,848,692

Other Revenue 6.52%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3	235	261,461
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	155	174,789
Arlington Higher Ed - Uplift Education(e)	5.00%	12/1/2051	BBB-	250	290,015
Austin Convention†	5.75%	1/1/2034	BB	590	601,688
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	203,270
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	BB	250	251,183
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	595	598,040
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2026	Ba1	100	100,472
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	775	897,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

CA Infra & Econ Dev - Acad Motion Pict	4.00%	11/1/2045	Aa2	$1,000	$1,102,550
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	250	296,150
CA Sch Fin Auth - Aspire†	5.00%	8/1/2041	BBB	500	575,875
Cleveland Arpt	5.00%	1/1/2029	A-	445	516,293
Cleveland Arpt	5.00%	1/1/2030	A-	555	642,351
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB	275	299,233
Clifton Higher Ed - Uplift Education	4.25%	12/1/2034	BBB-	975	1,049,880
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	572,885
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	493,481
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	358,428
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	238,256
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB	100	111,727
Houston HI Ed - Cosmos Fndtn	5.00%	2/15/2042	BBB	500	543,180
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB	200	232,782
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB	265	322,547
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	159,670
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,034,793
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2	475	566,533
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	298,975
Long Beach Nat Gas - ML	5.00%	11/15/2035	BBB+	665	854,645
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3	500	696,260
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2031	NR	100	60,000
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	582,945
PR Pub Bldg Auth GTD	5.25%	7/1/2027	CC	265	157,013
Selma IDB - Intl Paper	5.80%	5/1/2034	BBB	150	175,070
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3	375	433,106
Total					15,752,717

Special Tax 2.89%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	283,500
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	552,170
CT Spl Tax - Trans Infra	5.00%	8/1/2031	AA	470	586,856
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA	1,150	1,419,813
CT Spl Tax - Trans Infra	5.00%	9/1/2034	AA	500	612,735
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	899,183
Lancaster Redev Agy	6.00%	8/1/2024	BBB	250	281,695
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	612,735
San Francisco Redev - Mission Bay South	5.00%	8/1/2043	A-	395	457,062
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2041	AA-	300	375,495
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB+	100	104,849
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	660	780,938
Total					6,967,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 3.76%

Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	$225	$246,782
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+	345	367,449
Hudson Yards	5.75%	2/15/2047	A	925	1,107,151
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2052	BBB	225	252,124
Met Pier & Expo Auth - Mccormick Place (BAM)	5.00%	6/15/2053	AA	915	1,045,872
MTA NY - Dedicated Tax	5.50%	11/15/2039	NR	20	22,266
MTA NY - Dedicated Tax	5.50%	11/15/2039	AA	205	228,231
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	307,008
NY UDC - PIT	5.00%	3/15/2033	AAA	750	903,795
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,219,950
PR Corp Sales Tax	5.00%	8/1/2046	CC	585	408,038
PR Corp Sales Tax	5.25%	8/1/2027	CC	575	252,281
PR Corp Sales Tax	5.25%	8/1/2041	CC	1,135	497,981
PR Corp Sales Tax	5.75%	8/1/2037	CC	220	98,175
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	275	325,111
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	648,047
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	612,515
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	BBB-	215	236,300
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	308,260
Total					9,087,336

Tobacco 4.71%

Buckeye Tobacco	5.125%	6/1/2024	B-	500	490,595
Buckeye Tobacco	6.50%	6/1/2047	B-	1,450	1,488,135
Golden St Tobacco	5.00%	6/1/2030	A+	500	611,405
Golden St Tobacco	5.75%	6/1/2047	B-	1,500	1,533,990
MI Tob Settlement	5.125%	6/1/2022	B-	695	688,523
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	172,722
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,319,285
RI Tob Settlement	5.00%	6/1/2035	BBB	475	531,397
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	612,695
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	821,898
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	1,615	1,578,921
TSASC	5.00%	6/1/2026	BB-	400	400,360
TSASC	5.00%	6/1/2034	B	1,135	1,128,303
Total					11,378,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 15.02%

Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	$1,000	$1,223,500
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	741,845
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,247,760
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	1,500	1,784,190
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,430,568
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,179,220
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	665,942
Chicago Midway Arpt	5.00%	1/1/2026	A	185	223,352
Chicago Midway Arpt	5.00%	1/1/2046	A	1,000	1,196,890
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,158,674
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	140,465
Chicago O’Hare Arpt	5.625%	1/1/2035	A	920	1,076,639
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	100	120,622
Delaware River Port Auth	5.00%	1/1/2029	A	470	578,222
Delaware River Port Auth	5.00%	1/1/2034	A	800	968,568
DFW Arpt	5.00%	11/1/2028	A+	750	923,123
DFW Arpt	5.00%	11/1/2030	A+	850	1,036,380
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA	500	585,605
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	275,925
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	1,049,038
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	817,217
MA Port Auth	5.00%	7/1/2045	AA	250	307,480
Met DC Arpt	5.00%	10/1/2035	AA-	255	292,737
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	601,165
Miami Dade Co Aviation - MIA	5.00%	10/1/2034	A	400	485,952
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	540	637,821
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	197,926
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	635,356
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	712,408
MTA NY - Dedicated Tax	5.25%	11/15/2029	AA	535	615,844
NJ Trans Trust Fund	5.75%	12/15/2031	A-	350	384,111
NJ Trans Trust Fund	6.00%	6/15/2035	A-	760	895,690
North TX Twy Auth	5.00%	1/1/2031	A2	250	301,133
North TX Twy Auth	5.00%	1/1/2040	A1	350	410,550
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,328,230
NY Twy Auth	5.25%	1/1/2056	A-	300	373,881
PA Tpk Commn	5.00%	6/1/2029	A3	1,000	1,215,790
PA Tpk Commn	5.00%	12/1/2034	A1	100	121,372
PA Tpk Commn	5.00%	12/1/2039	A1	750	898,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PA Tpk Commn	5.00%	12/1/2045	A1	$400	$478,876
PA Tpk Commn	5.50%	6/1/2033	A-	315	343,841
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	437,777
PR Hwy & Trans Auth	4.00%	7/1/2017	CC	240	65,436
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	96,182
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	830	942,631
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	120	140,298
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,000	1,165,320
Regional Trans Dist - Denver Trans	6.00%	1/15/2041	Baa3	100	115,562
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	554,389
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	566,334
San Diego Arpt	5.00%	7/1/2040	A	945	1,061,972
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,448,025
Total					36,256,042

Utilities 15.62%

Adelanto Util Sys	6.00%	7/1/2024	NR	200	224,252
Adelanto Util Sys	6.625%	7/1/2031	NR	100	114,249
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	603,110
Baltimore Water	5.00%	7/1/2033	AA-	605	739,673
Capital Region Water Rev (BAM)	5.00%	7/15/2029	AA	1,200	1,504,476
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	500	572,705
Chicago Water	5.00%	11/1/2028	A	500	610,515
Chicago Water	5.00%	11/1/2039	A	855	985,482
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	206,229
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	840	924,739
Detroit Sewer	5.00%	7/1/2034	BBB+	385	454,227
Detroit Water	5.00%	7/1/2036	A-	330	367,792
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	180,540
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	488,240
Gainesville Utility	5.25%	10/1/2034	Aa2	150	174,746
Guam Waterworks Auth	5.00%	1/1/2046	A-	200	237,818
IN Fin Auth - Citizens Energy	5.00%	10/1/2046	AA-	500	607,220
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	700	757,862
IN Muni Pwr	5.25%	1/1/2032	A+	450	547,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	$1,000	$711,490
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,531,816
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	1,000	1,202,030
Long Beach Nat Gas - ML	5.50%	11/15/2030	BBB+	695	921,410
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	1,395	1,909,755
Los Angeles USD	5.00%	7/1/2023	Aa2	500	630,015
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	300	360,048
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	630,169
MO Joint Muni Elec Util Commn	5.00%	12/1/2040	A2	1,000	1,217,100
New Orleans Water	5.00%	12/1/2045	A-	1,500	1,773,825
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,970,715
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	279,746
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	581,864
NYC Muni Water	5.00%	6/15/2036	AA+	500	614,580
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	523,184
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	614,995
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,203,470
Philadelphia Gas Works	5.00%	8/1/2029	A-	250	306,115
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1	280	347,474
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3	350	394,457
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	620	460,350
PR Elec Pwr Auth	5.00%	7/1/2028	D	270	178,200
PR Elec Pwr Auth	5.25%	7/1/2028	D	880	580,800
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	240	232,817
Rowland Water Dist COP	6.50%	12/1/2035	A+	100	113,975
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+	1,825	2,374,544
SC Pub Svc Auth - Santee Cooper	5.25%	12/1/2055	AA-	1,350	1,640,398
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	805	1,030,038
TEAC - Goldman Sachs	5.25%	9/1/2026	A3	335	427,152
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2025	A3	900	1,069,596
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	425	495,546
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	BBB+	905	1,087,385
Total					37,716,795
Total Municipal Bonds (cost $221,688,538)					237,494,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.87%

Variable Rate Demand Note

Corporate-Backed

Port Arthur Nav Dist - Motiva (cost $2,100,000)	0.54%	7/1/2016	4/1/2040	A2	$2,100	$2,100,000

Total Short-Term Investments (cost $2,100,000)						2,100,000

Total Investments in Securities 99.24% (cost $223,788,538)						239,594,187

Cash and Other Assets in Excess of Liabilities(i) 0.76%						1,836,350

Net Assets 100.00%						$241,430,537

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2016	28	Short	$(4,825,625)	$(214,690)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$237,494,187	$—	$237,494,187
Variable Rate Demand Note	—	2,100,000	—	2,100,000
Total	$—	$239,594,187	$—	$239,594,187
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(214,690)	—	—	(214,690)
Total	$(214,690)	$—	$—	$(214,690)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 101.06%

Corporate-Backed 6.42%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$8,750	$9,840,075
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	6,000	6,546,000
CA Poll Ctl - Waste Mgmt AMT	4.30%	7/1/2040	A-	3,575	3,888,742
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB	2,165	2,518,783
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	1,000	1,156,390
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B+	5,235	5,452,252
IL Fin Auth - Leafs Hockey Club(d)	6.00%	3/1/2037	NR	1,550	387,500
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	3,750	4,103,887
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB+	7,750	8,335,745
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	Baa1	2,530	2,923,921
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,498,663
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR	855	513,000
Mission EDC - Waste Mgmt AMT	2.50%	8/1/2020	A-	13,500	14,233,455
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2022	BBB-	1,650	1,908,786
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2024	BBB-	1,500	1,770,285
NY Energy - ConEd AMT (XLCA)	0.718%#	10/1/2035	A2	5,175	4,583,368
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	3,000	3,481,440
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	7,355	7,954,874
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	5,955	6,693,360
OH Wtr Dev Auth - FirstEnergy	4.00%	12/1/2033	BBB-	5,000	5,159,300
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	5,100	6,496,380
PA Econ Dev - US Airways	7.50%	5/1/2020	B+	1,500	1,725,405
PA Econ Dev - US Airways	8.00%	5/1/2029	B+	1,475	1,724,939
Phenix City IDB - Meadwestvaco	3.625%	5/15/2030	BBB	1,750	1,817,988
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	6,625	7,281,206
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	5,145	5,926,628
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB	3,230	3,763,790
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR	2,000	2,557,520
Washington Co Wastewtr - Cargill AMT	2.375%	9/1/2030	A	5,000	5,165,250
West Pace Coop Dist(d)	9.125%	5/1/2039	NR	4,900	3,258,843
Total					132,667,775

Education 5.34%

Athens Clarke Ed - Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2	2,000	2,244,340
Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	A1	2,475	2,681,860
CA Ed - Stanford Univ	5.00%	6/1/2046	AAA	3,000	4,648,950
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,093,510
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+	1,875	2,235,975
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	1,250	1,374,200
CA Stwde - Windrush Sch(d)	5.50%	7/1/2037	NR	1,000	10

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-		$3,040	$3,820,125
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,585,000
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		960	1,018,320
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-		1,250	1,519,738
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-		1,000	1,211,930
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	4,575	4,590,555
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		3,925	3,543,097
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,053,098
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,905,510
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,752,293
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		1,680	1,805,126
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,064,480
IL Fin Auth - IL Wesleyan Univ(e)	5.00%	9/1/2036	NR		750	874,500
IL Fin Auth - IL Wesleyan Univ(e)	5.00%	9/1/2046	NR		1,165	1,343,035
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,647,700
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		5,000	5,924,000
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,873,225
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,418,800
NJ Ed Facs - Stockton Univ(e)	5.00%	7/1/2041	NR		1,350	1,602,855
NY Dorm - Barnard Clg	5.00%	7/1/2035	A1		2,400	2,965,032
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	6,036,200
NY Dorm - NYU	5.00%	7/1/2030	AA-		2,155	2,632,699
NY Dorm - NYU	5.00%	7/1/2031	AA-		4,215	5,136,905
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,462,859
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,270	1,442,618
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(a)	2,450	2,801,648
OR Facs Auth - Univ of Portland	5.00%	4/1/2045	A-		4,500	5,354,460
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A		4,645	5,342,029
Regents Univ of CA	5.00%	5/15/2051	AA-		2,375	2,916,500
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	2,013,393
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		6,340	7,536,675
Total						110,473,250

Financial Services 0.23%

IN Bd Bk - JP Morgan	1.391%#	10/15/2022	A3		4,875	4,639,537

General Obligation 13.57%

Allegheny Co GO(e)	5.00%	11/1/2041	AA-		5,500	6,737,775
Bellwood GO	6.15%	12/1/2032	A		2,765	3,333,207
CA State GO	5.00%	2/1/2033	AA-		10,000	11,916,300
CA State GO	5.25%	9/1/2024	AA-		5,000	6,075,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.25%	8/1/2032	AA-	$7,500	$9,634,425
CA State GO	5.50%	3/1/2040	AA-	9,250	10,732,035
CA State GO	5.60%	3/1/2036	AA-	7,330	8,533,513
CA State GO	6.50%	4/1/2033	AA-	13,400	15,506,346
Central USD (AG)	5.625%	8/1/2033	AA	2,360	2,712,324
Chicago Brd Ed	5.25%	12/1/2039	B+	2,000	1,807,900
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,345,546
Chicago GO	5.00%	1/1/2034	BBB+	2,000	2,001,880
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,475,456
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,025,190
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,101,800
Chicago GO	5.50%	1/1/2042	BBB+	250	255,090
Cook Co GO(e)	5.00%	11/15/2030	AA-	1,000	1,218,300
Cook Co GO(e)	5.00%	11/15/2031	AA-	2,150	2,614,980
Cook Co GO (BAM)	5.00%	11/15/2024	AA	10,000	11,769,500
CT State GO(b)	5.00%	12/1/2022	AA	10,000	11,825,900
CT State GO(b)	5.00%	12/1/2023	AA	10,000	11,825,900
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba2	4,000	4,208,120
HI St Ser DZ(b)	5.00%	8/15/2030	AA	10,000	11,921,150
IL State GO	5.00%	3/1/2030	BBB+	6,500	7,033,975
IL State GO	5.00%	1/1/2033	BBB+	3,500	3,765,405
IL State GO	5.00%	1/1/2035	BBB+	11,200	12,403,104
IL State GO	5.50%	7/1/2033	BBB+	3,985	4,527,996
IL State GO	5.50%	7/1/2038	BBB+	5,055	5,690,110
Kansas City GO	5.00%	4/1/2040	AA-	3,500	4,176,690
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,166,500
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,687,242
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,911,974
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,621,783
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,769,412
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,745,860
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,245,726
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,400,137
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,819,185
NYC GO	5.00%	10/1/2026	AA	11,860	14,160,366
NYC GO	5.00%	8/1/2027	AA	6,000	7,430,760
NYC GO	6.25%	10/15/2028	AA	215	241,987
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,710,926
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,654,600
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,214,320
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,757,550
Philadelphia Sch Dist	6.00%	9/1/2038	Ba2	1,960	2,069,427
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,362,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Pittsburgh GO (BAM)	5.00%	9/1/2030	AA		$1,215	$1,499,237
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA		1,160	1,421,545
Port Houston Auth AMT	6.25%	10/1/2029	AAA		1,000	1,130,090
PR Comwlth GO	5.00%	7/1/2019	CC		1,395	906,750
PR Comwlth GO	5.00%	7/1/2020	CC		3,000	1,950,000
PR Comwlth GO	5.50%	7/1/2026	CC		2,500	1,625,000
PR Comwlth GO	5.50%	7/1/2039	CC		2,000	1,300,000
PR Comwlth GO	6.50%	7/1/2037	CC		2,270	1,481,175
PR Comwlth GO	6.50%	7/1/2040	CC		5,485	3,592,675
PR Comwlth GO	8.00%	7/1/2035	CC		8,000	5,350,000
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	Ba2		2,250	2,509,268
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	Ba2		2,250	2,525,738
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Ba2		3,250	3,600,870
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA		5,000	6,273,500
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+		4,000	4,365,400
Total						280,676,740

Health Care 14.67%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,888,366
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	A+		7,065	8,304,342
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,316,590
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	2,300,151
Brevard Co Hlth - Health First	7.00%	4/1/2033	A		1,000	1,169,830
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,779,390
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,630	4,319,482
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2055	AA-		4,250	5,193,755
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		2,000	2,249,640
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,460,075
CA Statewide - Beverly	5.00%	2/1/2045	BBB-		5,000	5,819,000
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,535,119
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		6,875	8,076,062
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,615,500
Centre Co Hosp Auth - Mt Nittany Med Ctr	5.00%	11/15/2046	A		1,250	1,500,038
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,072,030
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,640,438
Comanche Co Hsp Auth	5.00%	7/1/2027	BB+		2,355	2,590,641
Comanche Co Hsp Auth	5.00%	7/1/2029	BB+		1,000	1,085,570
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	NR		900	1,018,926
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	100	111,635
Dana-Farber Cancer Institute	5.00%	12/1/2041	A1		1,750	2,148,528
Dana-Farber Cancer Institute	5.00%	12/1/2046	A1		2,250	2,746,260
Denver Hlth & Hsp Auth	1.551%#	12/1/2033	BBB		4,745	4,456,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		$1,600	$1,798,544
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	793,898
Dutchess Co LDC - Health Quest(e)	5.00%	7/1/2046	A-		7,000	8,496,250
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,701,438
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	5,039,320
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	6,015,906
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		515	563,683
Greenville Hlth Sys	5.00%	5/1/2034	AA-		3,970	4,739,267
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,622,655
IL Fin Auth - Mercy Hlth Corp	5.00%	12/1/2046	A3		8,250	9,770,805
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,882,825
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa2	(a)	1,500	1,740,300
IN Hlth Facs - Ascension Hlth	5.00%	11/15/2036	Aa2		3,600	4,434,552
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,290,236
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		920	1,022,865
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,330,352
LA PFA - Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	10,094,783
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(a)	1,350	1,477,899
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,508,783
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,000	3,373,950
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,582,904
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,689,447
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	13,365,784
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	13,457,604
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2035	BBB-	(a)	1,825	2,045,095
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,093,010
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(a)	3,150	3,727,237
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(a)	1,300	1,531,075
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	4,116,035
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,736,425
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,191,930
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	688,535
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,915,407
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	A-		1,700	2,013,225
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	6,035,865
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	2,210,494
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,368,006
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	Ba1		1,300	1,477,840
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,740,296
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,364,684
Orange CO Hlth - Orlando Hlth	5.00%	10/1/2044	A		2,750	3,350,765
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,495,393
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		6,750	8,061,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Regents UCal Med Ctr	5.25%	5/15/2038	AA-		$3,000	$3,721,710
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,450,375
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2055	Baa1		2,300	2,645,897
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,695,660
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	550	627,996
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	853,433
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A+		2,500	2,883,275
UMass Mem Hlth	5.00%	7/1/2041	A-	(a)	700	836,717
UMass Mem Hlth	5.00%	7/1/2046	A-	(a)	2,355	2,803,627
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	1,037,207
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,527,876
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,887,100
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		4,000	4,843,440
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A-		4,500	5,525,685
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2036	A-		2,445	2,987,814
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,707,200
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		2,525	2,948,468
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,133,180
Total						303,471,276

Housing 1.88%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,975,522
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	651,151
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,587,773
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,000	1,209,430
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Aaa		5,000	5,504,050
Dekalb Newton Gwinnett Co - GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,712,940
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,418,000
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2		2,000	2,227,880
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		1,395	1,521,847
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,561,736
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		2,130	2,630,294
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	611,005
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-		5,000	5,698,000
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,126,710
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,270,118
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,082,700
Total						38,789,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 7.19%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+	$5,600	$6,690,544
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A+	8,500	10,031,700
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A+	2,500	2,957,425
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A+	5,000	5,679,000
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	5,275	6,463,616
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	8,359,820
Goodyear Pub Impt	6.00%	7/1/2031	AA-	2,350	2,586,857
Houston Co Coop Dist - Country Crossing(d)	12.50%	5/15/2020	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	4,077,325
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BB+	2,400	2,750,496
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB	6,500	7,540,195
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB	3,000	3,463,470
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB	3,145	3,626,499
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	4,500	5,694,705
Indianapolis Local Pub Impt Bd Bk(b)	5.50%	1/1/2027	AA	12,000	14,024,880
MD EDC - Purple Line Light Rail AMT	5.00%	3/31/2046	BBB+	1,250	1,517,988
MD EDC - Purple Line Light Rail AMT	5.00%	3/31/2051	BBB+	2,450	2,955,680
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	BBB	10,000	10,647,200
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	7,500	8,877,450
NJ EDA - Sch Facs	2.01%#	3/1/2028	A-	4,625	4,280,715
NJ Trans Trust Fund	5.00%	12/15/2023	A-	4,425	5,062,023
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA	10,000	12,041,000
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA	6,000	7,213,080
Philadelphia Muni Auth	6.375%	4/1/2029	A+	2,000	2,273,080
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A+	3,150	3,987,301
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	5,000	5,721,650
Total					148,771,219

Other Revenue 7.75%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3	8,015	8,917,489
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	5,750	6,484,102
Arlington Higher Ed - Uplift Education(e)	5.00%	12/1/2046	BBB-	1,100	1,281,368
Arlington Higher Ed - Uplift Education(e)	5.00%	12/1/2051	BBB-	1,250	1,450,075
Austin Convention†	5.75%	1/1/2034	BB	5,000	5,099,050
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	2,400	2,439,240
Baker Correctional Dev	7.50%	2/1/2030	NR	3,500	2,849,560
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB+	1,455	1,487,039
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-	9,000	10,443,690
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	2,500	2,961,500
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-	8,100	9,512,316
CA Sch Fin Auth - Aspire†	5.00%	8/1/2041	BBB	1,250	1,439,688
City of Miami Beach - Parking Revs (BAM)	5.00%	9/1/2040	AA	2,000	2,421,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Cleveland Arpt	5.00%	1/1/2030	A-		$2,000	$2,314,780
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,194,970
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,308,520
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,166,840
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB		1,500	1,701,660
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,194,760
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,191,280
Doctor Charles Drew Admy COP(d)	5.70%	11/1/2036	NR		1,480	296,000
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(a)	5,500	6,570,795
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa1		3,250	3,520,693
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,863,827
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,283,538
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2		6,645	7,925,491
Kansas City IDA - Derrick Thomas Sch†(d)	5.875%	1/1/2037	NR		1,850	462,500
Long Beach Nat Gas - ML	1.87%#	11/15/2027	BBB+		9,000	8,503,380
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3		5,000	6,962,600
MA DFA - Broad Inst	5.25%	4/1/2037	AA-		7,250	8,466,622
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,986,160
MI Fin Auth - Student Loan AMT	5.00%	11/1/2020	Aa3		1,750	1,943,935
MI Fin Auth - Student Loan AMT	5.00%	11/1/2021	Aa3		1,500	1,679,295
MI Fin Auth - Student Loan AMT	5.00%	11/1/2022	Aa3		1,650	1,863,939
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,662,120
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.125%	1/1/2025	NR		1,250	50,000
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037	NR		1,700	68,000
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025	BBB+		6,500	6,768,580
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	4,084,080
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(a)	3,260	3,313,138
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3		7,000	7,020,790
TX PFA - Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,209,486
Total						160,364,196

Special Tax 2.86%

Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		4,300	4,748,662
Aurora TIF - East River	6.75%	12/30/2027	NR		790	849,384
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR		1,500	1,596,300
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA		3,600	4,444,632
Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+		2,000	2,006,320
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR		5,240	1,048,000
Gramercy Farms Cmnty Dev Dist(d)	5.25%	5/1/2039	NR		1,340	13
HI Dept Home Lands	5.875%	4/1/2034	A1		3,000	3,347,040
Houston Co Coop Dist - Country Crossing(d)	10.00%	5/1/2039	NR		5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-		3,375	4,046,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Irvine CFD - Great Park	5.00%	9/1/2044	NR	$500	$567,570
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	2,014	1,959,058
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,961,748
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,000	1,225,470
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,707,412
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,374,480
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A	11,195	11,491,332
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	2,500	2,900,300
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,270,930
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,779,302
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2041	AA-	1,800	2,252,970
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2043	A-	1,400	1,619,968
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,145	1,214,227
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,657,900
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,000	250,000
Stone Canyon CID(d)	5.75%	4/1/2027	NR	1,300	325,000
Total					59,194,339

Tax Revenue 5.59%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,222,836
MA Sch Bldg Auth - Sales Tax(b)	5.00%	2/1/2028	AA+	20,000	23,680,900
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	AA-	15,000	6,677,850
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	AA-	10,000	6,136,600
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,347,141
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,131,920
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	3,250	3,983,395
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	3,070,075
NYC TFA - Future Tax(b)	5.00%	11/1/2028	AAA	4,000	4,693,220
NYC TFA - Future Tax(b)	5.00%	12/1/2028	AAA	12,000	14,079,660
PR Corp Sales Tax	5.00%	8/1/2043	CC	5,130	2,231,550
PR Corp Sales Tax	5.25%	8/1/2041	CC	7,165	3,143,644
PR Corp Sales Tax	5.375%	8/1/2039	CC	6,510	2,864,400
PR Corp Sales Tax	5.50%	8/1/2040	CC	5,580	2,469,150
PR Corp Sales Tax	6.125%	8/1/2029	CC	2,000	903,740
PR Corp. Sales Tax	5.00%	8/1/2040	CC	5,040	3,515,400
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	16,514,260
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	4,190	5,068,098
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	BBB-	4,500	4,945,815
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,390,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Yorba Linda Redev Agy	6.50%	9/1/2032	A-		$2,000	$2,466,080
Total						115,536,405

Tobacco 3.44%

Buckeye Tobacco	5.125%	6/1/2024	B-		10,000	9,811,900
Buckeye Tobacco	6.50%	6/1/2047	B-		2,500	2,565,750
Golden St Tobacco	5.00%	6/1/2033	B-		2,245	2,262,444
Golden St Tobacco	5.125%	6/1/2047	B-		6,500	6,502,795
Golden St Tobacco	5.75%	6/1/2047	B-		4,500	4,601,970
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-		5,625	6,746,344
RI Tob Settlement	5.00%	6/1/2035	BBB		3,525	3,943,523
Tobacco Settlement Auth WA	5.00%	6/1/2020	A		4,490	5,094,444
Tobacco Settlement Auth WA	5.00%	6/1/2022	A		4,500	5,283,630
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,280,000
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		3,750	3,789,713
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-		6,255	6,180,440
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-		2,000	1,955,320
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		5,195	5,051,410
TSASC	5.00%	6/1/2026	BB-	(a)	3,180	3,182,862
TSASC	5.125%	6/1/2042	B-		2,000	1,975,880
Total						71,228,425

Transportation 20.42%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		2,000	2,451,060
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+		1,500	1,835,250
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-		1,000	1,247,760
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-		5,000	6,111,950
Central TX Mobility Auth	5.00%	1/1/2045	BBB+		4,500	5,352,570
Central TX Mobility Auth	6.00%	1/1/2041	BBB+		10,000	12,202,900
Central TX Tpk	5.00%	8/15/2033	BBB+	(a)	4,550	5,424,237
Charlotte Arpt	5.00%	7/1/2031	Aa3		4,815	5,916,142
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		2,000	2,402,920
Chicago O’Hare Arpt	5.625%	1/1/2035	A		1,450	1,696,877
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A		1,000	1,165,140
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,085,598
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-		2,550	2,882,877
Delaware River Port Auth	5.00%	1/1/2034	A		7,200	8,717,112
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-		4,200	2,663,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-		$7,720	$3,185,967
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,483,325
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	6,052,350
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		8,000	9,665,760
HI Arpt	5.00%	7/1/2034	A+		3,000	3,413,760
HI Arpts AMT	5.00%	7/1/2041	A+		5,000	5,947,300
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		4,000	4,480,560
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB-		2,500	2,936,350
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	4,276,224
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA		4,000	4,793,600
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,802,805
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,969,447
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,981,348
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,412,760
Met DC Arpt AMT(e)	5.00%	10/1/2035	AA-		4,525	5,486,020
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	BBB+		550	660,369
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	BBB+		1,160	1,388,926
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2043	BBB+		1,500	1,778,745
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A		4,435	5,384,267
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A		2,500	3,024,525
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(a)	5,900	7,755,255
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,427,620
MTA NY	5.00%	11/15/2030	AA-		5,095	6,182,833
MTA NY	6.50%	11/15/2028	NR		5,595	6,352,619
MTA NY	6.50%	11/15/2028	AA-		1,905	2,158,155
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,904,350
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,216,015
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,163,740
NJ Trans Trust Fund	6.00%	6/15/2035	A-		4,500	5,303,430
North TX Twy Auth	5.00%	9/1/2028	AA+		10,000	11,821,700
North TX Twy Auth	5.00%	1/1/2040	A1		4,350	5,102,550
North TX Twy Auth	5.75%	1/1/2033	A2		5,705	6,138,124
North TX Twy Auth	6.00%	1/1/2025	A1		615	662,724
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		8,150	9,406,241
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		7,850	9,205,459
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1		1,125	1,334,880
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1		970	1,175,747
OK Tpk Auth(b)	5.00%	2/1/2027	AA-		5,000	5,832,750
OK Tpk Auth(b)	5.00%	11/1/2027	AA-		11,000	12,832,050
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2038	BBB		2,500	2,968,925
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2042	BBB		8,500	9,981,210
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,942,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

PA Tpk Commn	5.00%	12/1/2032	A-	$7,000	$8,124,690
PA Tpk Commn	5.00%	12/1/2045	A1	3,350	4,010,587
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,620,875
PA Tpk Commn	6.00%	12/1/2034	NR	1,720	2,094,478
PA Tpk Commn	6.00%	12/1/2034	A-	10,280	12,311,636
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	4,158,877
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,233,144
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,571,486
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,714,415
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,397,353
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,374,260
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,108,660
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,124,980
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC	2,000	2,000,000
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,097,576
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,943,964
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,907,582
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,558,470
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,758,700
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	8,364,510
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	12,750	14,769,855
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,961,550
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,897,650
St Louis Arpt - Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,476,624
VA Port Auth AMT	5.00%	7/1/2029	Aa3	8,615	10,548,464
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	7/1/2034	BBB-	1,525	1,694,519
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,880	5,370,294
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	7,134,438
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB	1,500	1,825,575
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,956,275
Total					422,260,079

Utilities 11.70%

Atlanta Wtr & Wastewtr	6.00%	11/1/2028	AA-	3,000	3,513,210
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	AA-	4,000	4,684,280
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	5,126,435
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,987,623
Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	BBB-	5,000	5,194,650
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	5,000	5,727,050
Central Plains - Goldman Sachs	5.25%	9/1/2037	A3	8,585	9,886,400
Chicago Water	5.00%	11/1/2028	A	500	610,515
Chicago Water	5.00%	11/1/2029	A	875	1,063,974
Chicago Water	5.00%	11/1/2030	A	500	605,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Chicago Water	5.00%	11/1/2039	A	$2,600	$2,996,786
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,417,357
CO Public Auth - ML	6.50%	11/15/2038	BBB+	3,270	4,901,861
Compton Water	6.00%	8/1/2039	NR	5,500	5,873,560
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	8,250	9,082,260
Detroit Sewer	5.00%	7/1/2034	BBB+	1,595	1,881,797
Detroit Sewer	5.00%	7/1/2035	BBB+	1,335	1,569,226
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,394,160
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,699,200
Guam Waterworks Auth	5.00%	1/1/2046	A-	1,700	2,021,453
IN Fin Auth - Citizens Energy	5.00%	10/1/2046	AA-	4,500	5,464,980
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,435,985
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	2,000	2,130,120
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,442,240
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,495,813
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,234,416
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,015	2,374,315
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	AA-	5,000	6,029,900
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	4,000	4,808,120
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,513,434
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	3,300	4,517,700
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	11,491,785
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	2,625	3,150,420
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500	4,027,415
MO Joint Muni Elec Util Commn	5.00%	12/1/2040	A2	4,600	5,598,660
New Orleans Water	5.00%	12/1/2034	A-	1,000	1,189,230
New Orleans Water	5.00%	12/1/2040	A-	1,250	1,489,600
New Orleans Water	5.00%	12/1/2045	A-	4,000	4,730,200
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	5,000	5,828,050
OH Air Quality - FirstEnergy	3.625%	12/1/2033	BBB-	1,250	1,276,688
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	3,250	3,612,700
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	4,620	5,088,653
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	3,500	4,304,965
Paducah Electric (AGM)	5.00%	10/1/2033	AA	1,000	1,208,440
Paducah Electric (AGM)	5.00%	10/1/2035	AA	1,000	1,199,510
Palm Beach Co Solid Waste	5.50%	10/1/2028	AA+	3,000	3,321,030
Philadelphia Gas Works	5.00%	8/1/2029	A-	1,750	2,142,805
Philadelphia Gas Works	5.00%	8/1/2030	A-	1,500	1,829,805
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1	2,520	3,127,270
Philadelphia Water & Wastewater	5.00%	7/1/2030	A1	3,355	4,132,521
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A3	5,040	5,598,482
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC-	7,280	5,114,200
PR Elec Pwr Auth	1.119%#	7/1/2031	D	4,000	2,560,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Salt Verde Fin Corp - Citi	5.25%	12/1/2027	BBB+	$3,585	$4,533,376
SC Pub Svc Auth - Santee Cooper	5.25%	12/1/2055	AA-	11,400	13,852,254
Southern CA Pub Pwr Auth - Goldman Sachs	1.896%#	11/1/2038	A3	3,000	2,730,000
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB(a)	3,000	3,611,820
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	3,000	3,497,970
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	9,520	11,063,002
Total					241,995,636
Total Municipal Bonds (cost $1,914,648,022)					2,090,068,033

					Shares (000)
SHORT-TERM INVESTMENTS 1.33%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $909)					—	(h)	909

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Variable Rate Demand Notes 1.33%

Corporate-Backed 0.76%

Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	4/1/2040	A2	$4,100		4,100,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	4/1/2040	A2	1,900		1,900,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	11/1/2040	A2	7,050		7,050,000
Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	11/1/2040	A2	2,600		2,600,000
Total							15,650,000

General Obligation 0.03%

NYC GO (AGM)	0.60%	7/1/2016	11/1/2026	AA	700		700,000

Utilities 0.54%

NYC Muni Water	0.60%	7/1/2016	6/15/2032	AA+	10,200		10,200,000
Las Vegas Valley Water District	0.59%	7/1/2016	6/1/2036	Aa1	1,000		1,000,000

Total							11,200,000

Total Variable Rate Demand Notes (cost $27,550,000)							27,550,000

Total Short-Term Investments (cost $27,550,909)							27,550,909

Total Investments in Securities 102.39% (cost $1,942,198,931)							2,117,618,942

Liabilities in Excess of Cash and Other Assets(i) (2.39%)							(49,385,338)

Net Assets 100.00%							$2,068,233,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2016

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2016	25	Short	$(4,308,594)	$(32,857)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2) (3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$129,408,932	$3,258,843	(4)	$132,667,775
Lease Obligations	—	148,523,699	247,520	(4)	148,771,219
Other Revenue	—	159,901,696	462,500	(4)	160,364,196
Special Tax	—	58,619,339	575,000	(4)	59,194,339
Remaining Industries	—	1,589,070,504	—		1,589,070,504
Money Market Mutual Fund	909	—	—		909
Variable Rate Demand Notes	—	27,550,000	—		27,550,000
Total	$909	$2,113,074,170	$4,543,863		$2,117,618,942
Liabilities
Trust Certificates(5)	$—	$(48,250,000)	$—		$(48,250,000)
Total	$—	$(48,250,000)	$—		$(48,250,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(32,857)	—	—		(32,857)
Total	$(32,857)	$—	$—		$(32,857)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three- tier hierarchy of inputs..
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.
(4)	Includes securities (West Pace Coop Dist (Corporate-Backed), Houston Co Coop Dist – Country Crossing (Lease Obligations), Kansas City IDA – Derrick Thomas Sch (Other Revenue), Stone Canyon CID (Special Tax) and Stone CID (Special Tax)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$—
Accrued discounts/premiums	861
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(608,159)
Purchases	—
Sales	—
Net transfers in or out of Level 3	5,151,161
Balance as of June 30, 2016	$4,543,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.24%

Corporate-Backed 12.95%

AK IDA - Anchorage Sportsplex(d)	6.12%	8/1/2031	NR	$2,907	$726,749
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR	1,375	1,376,141
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2036	NR	3,210	3,211,766
Allegheny Co IDA - US Steel	6.875%	5/1/2030	B	6,050	6,019,871
Beauregard Parish - Office Max	6.80%	2/1/2027	B3	5,000	5,019,250
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	1,450	1,657,669
CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	9,000	10,121,220
CA Poll Ctl - Waste Mgmt AMT	3.125%	11/1/2040	A-	5,000	5,348,650
Chelan Co Dev Corp - Alcoa	5.85%	12/1/2031	BBB-	900	902,043
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027	BB-	15,240	15,286,787
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	2,000	2,312,780
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	BB-	4,250	4,828,637
IA Fin Auth - Alcoa	4.75%	8/1/2042	BBB-	5,710	5,960,498
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B+	19,910	21,689,954
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B+	13,000	13,505,440
IL Fin Auth - Leafs Hockey Club(d)	5.875%	3/1/2027	NR	1,500	375,000
IL Fin Auth - Leafs Hockey Club(d)	6.00%	3/1/2037	NR	1,450	362,500
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	8,750	9,575,737
LA Env Facs - Westlake Chem	6.50%	8/1/2029	BBB+	660	787,486
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,040,037
Maricopa Co IDA - Waste Mgmt AMT	3.375%	12/1/2031	A-	4,165	4,572,337
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR	3,430	2,058,000
Middlesex CO Impt Auth - Heldrich Ctr	5.00%	1/1/2020	Caa1	265	256,104
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2	15,760	16,167,238
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	BB-	5,125	5,704,945
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	13,935	15,654,997
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	5,965	5,984,565
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	1,885	2,138,231
NJ EDA - Continental Airlines AMT	5.625%	11/15/2030	BB-	2,600	3,010,228
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	29,725	34,495,268
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	4,500	6,002,730
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2046	Baa3	2,000	2,030,140
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	6,135	6,895,679
PA Econ Dev - Natl Gypsum AMT	5.50%	11/1/2044	NR	1,000	1,123,260
PA Econ Dev - US Airways	8.00%	5/1/2029	B+	2,460	2,876,847
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR	6,000	6,092,700
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B3	1,500	1,505,850
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	6,145	7,078,548
Tulsa Mun Arpt - American Airlines AMT	5.00%	6/1/2035	BB-	7,000	8,092,420
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR	1,430	1,752,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR		$4,000	$5,115,040
West Pace Coop Dist(d)	9.125%	5/1/2039	NR		13,770	9,158,014
WI PFA - Natl Gypsum AMT	5.25%	4/1/2030	NR		2,500	2,859,850
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,628,800
WI Pub Fin Auth - Celanese AMT	4.30%	11/1/2030	BBB-		2,125	2,298,209
WI Pub Fin Auth - National Gypsum AMT	4.00%	8/1/2035	NR		5,000	5,206,200
Total						283,866,580

Education 4.68%

Buffalo & Erie IDC - Medaille Clg	5.25%	4/1/2035	BB+		2,885	3,023,711
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	5,188,500
CA Stwde - Windrush Sch(d)	5.50%	7/1/2037	NR		7,225	72
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,969,395
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,655	1,755,541
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,379,675
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	4,004,960
Harrisburg Auth - Univ of Science	6.00%	9/1/2036	NR		12,485	11,270,209
IA HI Ed - Wartburg Clg	5.00%	10/1/2037	BB-	(a)	4,750	4,956,768
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,336,851
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,008,040
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,504,600
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,455,830
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,289,243
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2036	NR		750	874,500
IL Fin Auth - IL Wesleyan Univ	5.00%	9/1/2046	NR		1,170	1,348,799
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		2,250	2,665,800
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,418,800
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3		750	792,330
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,719,400
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,381,160
NY Dorm - Touro Clg	5.50%	1/1/2044	BBB-	(a)	3,885	4,413,554
OR Facs Auth - Univ of Portland	5.00%	4/1/2045	A-		3,000	3,569,640
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,659,950
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	BB		2,060	2,253,249
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	5,236,450
Univ of California†(b)	5.75%	5/15/2031	AA		7,000	7,991,375
VA Clg Bldg Auth - Marymount Univ†	5.00%	7/1/2035	BB+		1,200	1,353,540
VA Clg Bldg Auth - Marymount Univ†	5.00%	7/1/2045	BB+		1,600	1,771,968
Total						102,593,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 8.35%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	Caa1	$6,360	$6,119,401
Bellwood GO	5.875%	12/1/2027	A	3,000	3,637,050
Bellwood GO	6.15%	12/1/2032	A	2,770	3,339,235
Chicago Brd Ed	1.24%#	3/1/2036	B+	10,950	9,594,937
Chicago Brd Ed	5.00%	12/1/2031	B+	2,500	2,225,400
Chicago Brd Ed	5.00%	12/1/2042	B+	14,025	12,482,671
Chicago Brd Ed	5.25%	12/1/2035	B+	6,800	6,168,892
Chicago Brd Ed	5.25%	12/1/2039	B+	3,605	3,258,740
Chicago Brd Ed	5.25%	12/1/2041	B+	15,675	13,927,551
Chicago Brd Ed	5.50%	12/1/2039	B+	6,555	6,052,494
Chicago Brd Ed	7.00%	12/1/2044	B+	7,000	7,105,140
Chicago GO	5.25%	1/1/2032	BBB+	3,000	3,051,960
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,413,503
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,025,190
Chicago GO	5.50%	1/1/2042	BBB+	250	255,090
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,343,288
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	791,657
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba2	5,000	5,260,150
Guam GO	6.75%	11/15/2029	NR	8,690	10,403,060
IL State GO	5.00%	1/1/2035	BBB+	7,000	7,751,940
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,687,242
NYC GO(b)	5.13%	3/1/2026	AA	10,000	11,100,350
Oakland USD	6.125%	8/1/2029	NR	1,500	1,680,435
Philadelphia Sch Dist	6.00%	9/1/2038	Ba2	4,665	4,925,447
PR Comwlth GO	4.00%	7/1/2020	CC	1,175	760,813
PR Comwlth GO	5.00%	7/1/2019	CC	5,075	3,298,750
PR Comwlth GO	5.00%	7/1/2020	CC	10,410	6,766,500
PR Comwlth GO	5.00%	7/1/2020	CC	3,000	1,950,000
PR Comwlth GO	5.00%	7/1/2021	CC	1,350	877,500
PR Comwlth GO	5.00%	7/1/2022	CC	2,970	1,930,500
PR Comwlth GO	5.00%	7/1/2033	CC	2,755	1,790,750
PR Comwlth GO	5.25%	7/1/2019	CC	2,525	1,641,250
PR Comwlth GO	5.25%	7/1/2022	CC	4,185	2,720,250
PR Comwlth GO	5.25%	7/1/2037	CC	5,275	3,428,750
PR Comwlth GO	5.50%	7/1/2039	CC	12,730	8,274,500
PR Comwlth GO	5.625%	7/1/2032	CC	4,775	3,103,750
PR Comwlth GO	5.625%	7/1/2033	CC	4,030	2,619,500
PR Comwlth GO	5.75%	7/1/2041	CC	2,010	1,306,500
PR Comwlth GO	6.00%	7/1/2038	CC	3,025	1,973,812
PR Comwlth GO	6.00%	7/1/2039	CC	3,470	2,264,175
PR Comwlth GO	8.00%	7/1/2035	CC	13,000	8,693,750
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	2,235	2,201,721
Total					183,203,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 27.41%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		$2,350	$2,610,639
Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	3,086,050
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,123,420
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,191,800
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,568,490
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,316,590
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	2,300,151
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,145,780
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		9,710	9,754,083
Blaine Sr Hsg & Hlthcare - Crest View	6.125%	7/1/2050	NR		5,000	5,376,900
Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		6,485	6,877,018
CA Stwde - Daughters of Charity	5.25%	7/1/2039	CCC		5,115	5,117,353
CA Stwde - Daughters of Charity	5.50%	7/1/2035	CCC		2,110	2,112,384
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,830,978
CA Stwde - LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,430,672
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2029	BB		3,155	3,751,579
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB		5,115	5,935,190
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		12,500	14,441,500
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		6,065	7,124,555
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,177,290
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,954,575
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,087,690
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,810,963
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,088,060
Chesterfield Co EDA - Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,113,780
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,050,400
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,490,154
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,627,849
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,051,970
Collier CO IDA - Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,376,520
Collier CO IDA - Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,604,950
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(a)	1,000	1,093,200
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(a)	1,500	1,629,300
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		2,000	2,102,940
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		335	368,534
Cumberland Co Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,145,760
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,358,867
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,523,700
Decatur Hsp - Wise Hlth	5.25%	9/1/2044	BB+		5,720	6,304,927
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,196,318
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,000	1,088,200
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		2,800	2,979,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		$4,225	$4,760,645
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	3,001,996
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	917,768
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,488,552
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,784,159
Guadalupe CO - Seguin City Hospital	5.00%	12/1/2040	BB		4,880	5,311,002
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	2,127,420
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	2,106,006
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,642,742
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,616,140
HFDC Cent TX - Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,867,390
HFDC Cent TX - Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,546,090
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		4,790	4,800,969
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,122,542
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		1,200	1,208,172
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		5,000	5,016,050
ID HFA - Madison Mem Hosp	5.00%	9/1/2029	NR		700	822,808
ID HFA - Madison Mem Hosp	5.00%	9/1/2030	NR		1,530	1,789,672
ID HFA - Madison Mem Hosp	5.00%	9/1/2037	NR		1,000	1,147,170
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	118,831
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		569	214,249
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	142,080
IL Fin Auth - Clare Oaks	4.00%	11/15/2052	NR		4,550	3,282,671
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		895	895,492
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	3,685	3,689,606
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,977,941
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,809,750
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	BB+	(a)	2,165	2,405,034
IL Fin Auth - Mercy Hlth Corp	5.00%	12/1/2046	A3		5,000	5,921,700
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA		5,000	5,765,650
IL Fin Auth - Plymouth Place	5.25%	5/15/2050	BB+	(a)	3,150	3,325,550
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		815	817,787
IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,505,085
Kent Hsp Fin Auth - Metropolitan Hsp	5.75%	7/1/2025	BB		3,395	3,406,339
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB		5,600	5,617,528
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		3,500	3,610,110
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		920	1,022,865
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,196,752
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,597,419
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,167,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

LA Env Facs - St James Place	6.25%	11/15/2045	NR		$6,100	$6,362,666
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,382,886
LA PFA - Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	10,391,947
Licking Co Hlth - Kendal Granville	6.00%	7/1/2050	NR		6,000	6,576,720
Lubbock Hlth - Carillon	6.30%	7/1/2019	NR		4,010	4,055,313
MA DFA - Seven Hills Fndtn	5.00%	9/1/2045	BBB-		5,000	5,586,950
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,880,042
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,740	5,305,672
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba2		200	226,802
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba2		170	193,826
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,093,010
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	7,890,610
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	10,501,062
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,663,562
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	3,047,141
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,700,953
NC Med - Aldersgate	5.00%	7/1/2045	NR		3,525	3,833,261
New Hope - Carillon	5.00%	7/1/2046	NR		2,000	2,066,420
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,823,384
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,216,038
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		6,880	6,167,232
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	2,210,494
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	BBB-		5,625	6,321,431
NY Dorm - NYU Hsps Ctr	4.00%	7/1/2040	A-		1,300	1,454,310
OH Hsp - Cleveland Clinic†(b)	5.50%	1/1/2034	AA		13,500	15,066,743
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,650,935
Palm Beach Co Hlth - Sinai Residences	6.00%	6/1/2021	NR		1,745	1,832,163
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,874,584
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BBB-		3,500	3,597,125
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	7,033,437
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		10,875	12,113,227
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,425	2,506,674
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,720,600
Red River Hlth - Methodist Ret Cmnty	6.125%	11/15/2020	NR		165	165,429
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,798,155
Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,215,800
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2049	NR		2,400	2,526,816
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,193,727
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,790,920
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,125,150
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,814,656
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,000	12,780,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		$2,895	$2,922,821
Sarasota Hlth - Manatee	5.75%	7/1/2045	NR		6,435	6,475,283
Sayre Mem Hsp Auth(d)	6.00%	7/1/2037	NR		4,000	520,000
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,073,920
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB	(a)	1,100	1,230,878
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB	(a)	1,300	1,496,196
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,232,132
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,384,112
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,450,375
Tallahassee Hlth - Tallahassee Mem Hlth	5.00%	12/1/2055	Baa1		5,300	6,097,067
Tarrant Co Cultural - Buckingham Sr Lvg	5.50%	11/15/2045	BB	(a)	3,500	3,846,045
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	1,200	1,370,172
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	2,635	2,998,393
UMass Mem Hlth	5.00%	7/1/2041	A-	(a)	700	836,717
UMass Mem Hlth	5.00%	7/1/2046	A-	(a)	1,355	1,613,128
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,289,892
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,666,700
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,347,175
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,173,679
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		4,000	4,843,440
Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037	NR		9,300	9,558,540
Vigo Co Hsp - Union Hsp†	5.75%	9/1/2042	NR		2,000	2,053,960
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,579,894
WA Hsg - Herons Key†	7.00%	7/1/2045	NR		1,370	1,451,405
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	2,110,360
WA Hsg - Mirabella	6.50%	10/1/2032	NR		2,000	2,254,580
WA Hsg - Mirabella	6.75%	10/1/2047	NR		3,000	3,337,380
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,385	1,523,542
Western IL EDA - Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,937,396
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	4,310,080
WI Hlth & Ed - Wheaton Franciscan Hlth	5.125%	8/15/2030	NR		3,000	3,014,970
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,741	1,210,241
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,998,908
WI PFA - Rose Villa	5.75%	11/15/2044	NR		2,035	2,256,795
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,531,412
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,153,480
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,669,500
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,335,150
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,113,240
Total						600,976,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 0.80%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		$700	$874,664
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,243,810
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	651,150
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		3,260	3,556,432
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,234,880
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	611,005
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,611,525
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,267,040
New Hope Cultural - NCCD Clg Station	5.00%	7/1/2047	BBB-		3,000	3,418,800
Total						17,469,306

Lease Obligations 1.83%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		1,500	1,849,620
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,895,000
Houston Co Coop Dist - Country Crossing	12.50%	6/7/2013	NR		4,199	587,860
IN Fin Auth - I-69 AMT	5.25%	9/1/2034	BB+		1,600	1,833,664
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,499,865
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,678,417
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	9,224,800
MD EDC - Purple Line Light Rail AMT	5.00%	3/31/2046	BBB+		1,250	1,517,987
MD EDC - Purple Line Light Rail AMT	5.00%	3/31/2051	BBB+		2,450	2,955,680
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,379,791
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,918,300
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,273,080
PR Pub Fin Corp(d)	5.50%	8/1/2031	C		12,250	1,500,625
Total						40,114,689

Other Revenue 8.41%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A3		5,120	5,696,512
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BB+		2,250	2,318,332
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR		5,000	5,073,250
Austin Convention†	5.75%	1/1/2034	BB		2,900	2,957,449
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,838,944
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	BB		10,845	10,896,297
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2039	Ba1		3,010	3,019,722
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB+		3,450	3,525,969
CA Fin Auth - High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,277,450
CA Muni Fin - American Heritage	5.00%	6/1/2046	BBB-		1,750	1,993,180
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB		1,250	1,429,050
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BBB-		2,390	2,735,498
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019	NR		5,000	5,007,950
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BB+		5,000	5,086,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043		BBB		$1,000	$1,194,970
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2046		BBB		1,385	1,562,502
Doctor Charles Drew Admy COP(d)	5.70%	11/1/2036		NR		1,735	347,000
FL DFC - Palm Bay Admy(d)	6.00%	5/15/2036		NR		2,000	1,408,640
FL DFC - Palm Bay Admy(d)	6.125%	5/15/2037		NR		1,855	1,306,514
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046		NR		5,000	5,247,000
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	6,000	7,074,300
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043		BB		3,250	3,630,152
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		B-		1,250	1,283,537
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037		NR		6,570	1,642,500
La Vernia Hi Ed - Amigos/Friends Life	6.25%	2/15/2026		NR		1,000	1,000,790
La Vernia Hi Ed - Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,220,537
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,680,525
Lombard PFC - Conf Ctr & Hotel(d)	7.125%	1/1/2036		NR		8,500	4,250,000
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046		A3		5,000	6,962,600
Maricopa Co IDA - Horizon	5.00%	7/1/2035		BBB-		3,000	3,414,450
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2031		NR		15,200	9,120,000
MD EDC - Chesapeake Bay Hyatt(d)	5.25%	12/1/2031		NR		3,000	1,800,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		NR		5,500	3,853,025
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		NR		2,250	1,662,120
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		707	729,164
Michigan St Strategic FD Escrow(f)	Zero Coupon	—	(g)	NR		5,000	500
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.125%	1/1/2025		NR		2,790	111,600
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037		NR		5,755	230,200
Mission Econ Dev Corp - Natgasoline AMT†	5.75%	10/1/2031		BB-		9,000	9,630,540
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		10,250	10,673,530
North TX Edu Fin Corp - Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,127,400
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		Baa3		3,165	3,226,717
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2039		Baa3		4,740	4,827,737
Ohio St Pollution Ctl Rev Escrow	5.625%	3/1/2015		NR		2,965	297
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,030,100
Palm Bay Ed - Patriot Charter Sch(d)	6.75%	7/1/2022		NR		1,460	438,000
Palm Bay Ed - Patriot Charter Sch(d)	7.00%	7/1/2036		NR		5,000	1,500,000
Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035		NR		2,425	2,431,402
Phoenix IDA - Basis Schs†	5.00%	7/1/2046		BB		2,000	2,148,160
Pima Co IDA - American Charter Sch	5.50%	7/1/2026		BB	(a)	4,660	4,735,958
Pima Co IDA - American Charter Sch	5.625%	7/1/2038		BB	(a)	4,245	4,245,170
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	1,237,328
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037		NR		3,505	3,534,197
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		A3		3,540	3,550,514
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,393,756
Total							184,319,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 7.04%

Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025	NR	$965	$1,025,872
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR	2,250	2,388,060
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,087,629
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,263,176
Arborwood CDD	5.35%	5/1/2036	NR	4,720	4,731,706
Arborwood CDD	6.90%	5/1/2025	NR	635	715,315
Arborwood CDD	6.90%	5/1/2036	NR	75	87,017
Arborwood CDD	6.90%	5/1/2036	NR	780	904,972
Aurora TIF - East River	6.50%	12/30/2023	NR	2,025	2,174,769
Aurora TIF - East River	6.75%	12/30/2027	NR	1,295	1,392,345
Baltimore Spl Oblig - E Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,724,700
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR	4,185	4,270,792
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	5,114,467
Durbin Crossing CDD	5.50%	5/1/2037	NR	4,900	4,858,350
Fremont CFD - Pacific Commons	5.00%	9/1/2045	NR	3,000	3,402,480
Grandview IDA - Grandview Crossing(d)	5.75%	12/1/2028	NR	1,000	200,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,770,386
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	10,000	10,297,100
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	4,046,321
Irvine CFD - Great Park	5.00%	9/1/2039	NR	1,000	1,139,000
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	567,570
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,123,650
Lake Elsinore PFA	5.00%	9/1/2040	NR	4,000	4,496,240
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,141,200
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	490,854
Magnolia West CDD(d)	5.35%	5/1/2037	NR	3,383	2,138,261
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,270	5,126,234
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,264,250
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Baa3	6,110	6,233,666
Orange Co CFD	5.25%	8/15/2045	NR	1,500	1,763,280
Orange Grove CDD(d)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	556,615
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,661,675
Poway USD PFA	5.00%	9/15/2024	BBB	500	611,240
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,242,766
Poway USD PFA	5.00%	9/15/2032	BBB	990	1,165,497
Prince Georges CO	5.00%	7/1/2046	NR	2,500	2,631,150
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,268,337
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	5,005	5,592,487
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,374,480
Riverside Co Tax Alloc - Jurupa (NPFGC) (FGIC)	4.75%	10/1/2035	AA-	8,895	8,985,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Riverside Co Tax Alloc - Jurupa (NPFGC) (FGIC)	4.75%	10/1/2035	AA-	$105	$105,854
Roseville Cfd - Westpark	5.00%	9/1/2032	NR	1,000	1,203,370
Roseville Cfd - Westpark	5.00%	9/1/2037	NR	1,250	1,472,850
San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR	2,240	2,454,592
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR	2,500	2,730,350
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR	1,300	1,500,148
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR	1,140	1,307,158
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2043	A-	700	809,984
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,190,180
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,694,805
Scranton RDA (GTD)	5.00%	11/15/2028	BB	5,000	5,397,050
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	728,854
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,847,380
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,485	371,250
Tern Bay CDD(d)	5.375%	5/1/2037	NR	13,145	4,337,850
Tustin CFD	5.00%	9/1/2045	NR	1,000	1,155,540
Village CDD #10	6.00%	5/1/2044	NR	955	1,154,681
Whispering Springs CDD(d)	5.20%	10/1/2021	NR	2,290	412,200
Total					154,490,306

Tax Revenue 2.44%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	1,920	2,293,555
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,368,075
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2053	BBB	5,000	5,598,500
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,298,745
PR Corp Sales Tax	5.00%	8/1/2024	CC	5,080	2,235,200
PR Corp Sales Tax	5.00%	8/1/2043	CC	2,725	1,185,375
PR Corp Sales Tax	5.25%	8/1/2041	CC	23,720	10,407,150
PR Corp Sales Tax	5.375%	8/1/2039	CC	9,380	4,127,200
PR Corp Sales Tax	5.50%	8/1/2028	CC	5,060	2,239,050
PR Corp Sales Tax	5.50%	8/1/2040	CC	7,000	3,097,500
PR Corp Sales Tax	5.50%	8/1/2042	CC	5,350	2,367,375
PR Corp Sales Tax	5.75%	8/1/2037	CC	4,395	1,961,269
PR Corp Sales Tax	6.125%	8/1/2029	CC	3,030	1,369,166
PR Corp. Sales Tax	5.25%	8/1/2040	CC	17,080	11,934,650
Total					53,482,810

Tobacco 11.12%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	20,000	1,439,200
Buckeye Tobacco	5.125%	6/1/2024	B-	26,980	26,472,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Buckeye Tobacco	5.75%	6/1/2034	B-	$9,810	$9,616,154
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	11,001,650
Buckeye Tobacco	5.875%	6/1/2047	B-	13,475	13,369,626
Buckeye Tobacco	6.50%	6/1/2047	B-	3,590	3,684,417
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	20,000	3,174,800
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	2,607,750
Golden St Tobacco	4.50%	6/1/2027	B	15,195	15,486,136
Golden St Tobacco	5.00%	6/1/2033	B-	12,605	12,702,941
Golden St Tobacco	5.125%	6/1/2047	B-	4,500	4,501,935
Golden St Tobacco	5.30%	6/1/2037	B-	5,000	5,124,350
Golden St Tobacco	5.75%	6/1/2047	B-	6,500	6,647,290
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,030	4,065,545
Inland Empire Tobacco	5.00%	6/1/2021	NR	4,745	4,788,559
MI Tob Settlement	5.125%	6/1/2022	B-	1,025	1,015,447
MI Tob Settlement	5.25%	6/1/2022	B-	4,030	4,017,668
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,040,700
Nassau CO Tobacco	5.125%	6/1/2046	B-	5,000	4,928,250
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,000	5,000,300
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,280,106
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	30,000	3,071,100
Sthrn CA Tobacco	5.00%	6/1/2037	BB+	10,120	10,120,607
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	2,175	2,213,998
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,085	6,085,852
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,545	2,545,305
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	4,885	4,936,732
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	2,670	2,638,174
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B	12,590	12,717,914
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	15,920	15,564,347
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	15,925	15,484,833
TSASC	5.00%	6/1/2034	B	1,935	1,923,584
TSASC	5.125%	6/1/2042	B-	16,675	16,473,899
Total					243,741,675

Transportation 6.43%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,451,060
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,500	1,835,250
Broward Co Arpt AMT	5.125%	10/1/2038	A+	2,835	3,298,211
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	4,000	4,805,840
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A	2,985	3,371,886
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A	1,000	1,165,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Denver City & Co Arpt AMT	5.50%	11/15/2025	A		$3,410	$4,155,017
DFW Arpt AMT	5.00%	11/1/2028	A+		5,000	5,819,100
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A3		5,000	2,597,550
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-		25,000	16,428,750
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,483,325
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,198,900
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	6,052,350
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		3,250	3,926,715
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+		2,000	2,415,960
HI Arpts AMT	5.00%	7/1/2041	A+		2,500	2,973,650
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		3,000	3,360,420
MA Port Auth - Delta Airlines AMT (AMBAC)	1.087%#	1/1/2031	NR		5,000	4,334,035
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(a)	5,900	7,755,255
NJ Trans Trust Fund	6.00%	6/15/2035	A-		2,700	3,182,058
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		3,150	3,635,541
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		7,850	9,205,459
NY Twy Auth	5.25%	1/1/2056	A-		1,850	2,305,599
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2034	BBB		5,000	6,000,450
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2038	BBB		2,500	2,968,925
PR Hwy & Trans Auth	5.00%	7/1/2020	CC		6,035	1,584,188
PR Hwy & Trans Auth	5.00%	7/1/2022	CC		1,545	405,563
PR Hwy & Trans Auth	5.00%	7/1/2028	CC		1,015	266,438
PR Hwy & Trans Auth	5.00%	7/1/2030	CC		4,890	1,283,625
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC		4,000	4,000,000
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BB+		3,270	3,849,411
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BB+		5,000	5,857,100
South Carolina Ports AMT	5.25%	7/1/2055	A+		5,000	5,897,650
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3		7,870	8,354,949
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB		1,500	1,825,575
Total						141,050,945

Utilities 8.78%

Adelanto Util Sys	6.625%	7/1/2031	NR		11,000	12,567,390
Arborwood CDD	5.50%	5/1/2036	NR		520	521,487
CA Poll Ctl - Poseidon Res AMT†	5.00%	7/1/2037	Baa3		2,500	2,823,225
Chicago Water	5.00%	11/1/2028	A		500	610,515
Chicago Water	5.00%	11/1/2029	A		875	1,063,974
Chicago Water	5.00%	11/1/2030	A		500	605,965
Compton Water	6.00%	8/1/2039	NR		3,710	3,961,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	$2,195		$2,416,432
Detroit Water	5.25%	7/1/2041	A-	5,000		5,623,350
Guam Waterworks Auth	5.00%	1/1/2046	A-	1,700		2,021,453
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535		3,038,578
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	3,000		3,195,180
IN Muni Pwr	5.25%	1/1/2034	A+	2,345		2,846,408
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000		3,955,800
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-	5,445		4,274,379
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	6,025		7,315,133
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	19,575		24,509,466
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	4,035		2,499,239
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000		4,148,750
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000		5,873,300
Lathrop Fin Auth	5.90%	6/1/2027	NR	2,375		2,427,321
Lathrop Fin Auth	6.00%	6/1/2035	NR	3,255		3,327,456
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	5,795		7,933,355
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	Baa1	3,500		4,027,415
Moraine Ohio Solid Waste Disp Escrow AMT	6.75%	7/1/2014	NR	525		53
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	5,850		8,941,257
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA	5,600		6,332,928
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC-	8,460		6,411,834
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-	12,330		8,291,925
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC-	4,865		3,417,662
PR Elec Pwr Auth	5.00%	7/1/2029	D	1,500		990,000
PR Elec Pwr Auth	5.00%	7/1/2042	D	1,400		924,000
PR Elec Pwr Auth	5.25%	7/1/2040	D	15,785		10,418,100
PR Elec Pwr Auth	5.50%	7/1/2038	D	1,500		990,000
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	AA	19,375		21,468,974
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	AA	6,270		6,947,637
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	5,000		5,810,400
Total						192,532,324
Total Municipal Bonds (cost $2,112,301,296)						2,197,841,423

				Shares (000)
SHORT-TERM INVESTMENTS 0.45%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $797)				—	(h)	797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.45%

Corporate-Backed 0.11%

Port Arthur Nav Dist - Motiva	0.54%	7/1/2016	4/1/2040	A2	$2,475	$2,475,000

Utilities 0.34%

Las Vegas Valley Water District	0.59%	7/1/2016	6/1/2036	Aa1	7,400	7,400,000

Total Variable Rate Demand Notes (cost $9,875,000)						9,875,000

Total Short-Term Investments (cost $9,875,797)						9,875,797

Total Investments in Securities 100.69% (cost $2,122,177,093)						2,207,717,220

Liabilities in Excess of Cash and Other Assets (i) (0.69%)						(15,156,064)

Net Assets 100.00%						$2,192,561,156

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2016	88	Short	$(15,166,250)	$(806,593)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$—	$274,708,566	$9,158,014	(4)	$283,866,580
General Obligation	—	177,084,193	6,119,401	(4)	183,203,594
Health Care	—	600,619,870	356,329	(4)	600,976,199
Lease Obligations	—	39,526,829	587,860	(4)	40,114,689
Other Revenue	—	182,675,788	1,643,297	(5)	184,319,085
Special Tax	—	149,781,206	4,709,100	(4)	154,490,306
Tax Revenue	—	51,189,255	2,293,555	(4)	53,482,810
Utilities	—	192,532,271	53	(5)	192,532,324
Remaining Industries	—	504,855,836	—		504,855,836
Money Market Mutual Fund	797	—	—		797
Variable Rate Demand Notes	—	9,875,000	—		9,875,000
Total	$797	$2,182,848,814	$24,867,609		$2,207,717,220
Liabilities
Trust Certificates(6)	$—	$(30,570,000)	$—		$(30,570,000)
Total	$—	$(30,570,000)	$—		$(30,570,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(806,593)	—	—		(806,593)
Total	$(806,593)	$—	$—		$(806,593)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three- tier hierarchy of inputs..
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.
(4)	Includes securities (West Pace Coop Dist (Corporate-Backed), Arkansas City Bldg – So Cent Reg Med (General Obligations), IL Fin Auth – Clare Oaks (Health Care), Houston Co Coop Dist – Country Crossing (Lease Obligation), Kansas City IDA – Derrick Thomas Sch (Other Revenue), Stone Canyon CID (Special Tax), Tern Bay CDD (Special Tax)) and Coop Dist Ft Spanish – Hwy 181 (Tax Revenue)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities (Michigan St Strategic FD Escrow (Other Revenue), Ohio St Pollution Ctl Rev Escrow (Other Revenue) and Moraine Ohio Solid Waste Disp Escrow (Utilities)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.
(6)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$850
Accrued discounts/premiums	(247)
Realized gain (loss)	(4,290)
Change in unrealized appreciation/depreciation	(609,241)
Purchases	—
Sales	(205,000)
Net transfers in or out of Level 3	25,685,537
Balance as of June 30, 2016	$24,867,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 101.62%

Corporate-Backed 18.47%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	$440	$440,717
AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B3	20	20,033
Allegheny Co IDA - US Steel	5.50%	11/1/2016	B	390	391,810
Allegheny Co IDA - US Steel	6.50%	5/1/2017	B	220	223,535
Austin Convention (XLCA)	5.25%	1/1/2020	BBB-	90	91,535
Austin Convention (XLCA)	5.25%	1/1/2024	BBB-	85	86,421
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2021	Ba1	120	120,814
Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	250	285,145
CA Poll Ctl - Waste Mgmt AMT	3.125%	11/1/2040	A-	250	267,433
Chelan Co Dev Corp - Alcoa	5.85%	12/1/2031	BBB-	160	160,363
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	50	57,616
Denver Intl Arpt Rev - United Airlines AMT	5.25%	10/1/2032	BB-	250	259,738
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR	100	108,785
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	B+	100	107,060
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	B	200	201,802
Houston Arpt - Continental Airlines AMT	5.00%	7/1/2029	BB-	250	284,037
IA Fin Auth - Iowa Fertilizer Co	5.00%	12/1/2019	B+	1,775	1,848,662
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025	B+	530	577,382
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022	B+	65	67,527
IN Fin Auth - US Steel	6.00%	12/1/2019	B	125	125,144
Int Falls MN - Office Max	5.50%	4/1/2023	B3	100	100,334
JFK IAT - American Airlines AMT	5.00%	8/1/2026	BB-	750	827,460
LA Env Facs - Westlake Chem	6.50%	8/1/2029	BBB+	455	542,888
LA Env Facs - Westlake Chem	6.50%	11/1/2035	BBB+	100	120,230
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB+	140	150,581
MA Port Auth - Delta Airlines AMT (AMBAC)	5.00%	1/1/2027	NR	165	165,361
Middlesex CO Impt Auth - Heldrich Ctr	5.00%	1/1/2020	Caa1	85	82,147
Montgomery Co IDA - Peco Generation	2.60%	3/1/2034	BBB	200	205,320
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	500	513,740
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	BB-	950	1,006,316
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	105	105,344
NJ EDA - Goethals Brdg AMT	5.25%	1/1/2025	BBB-	160	191,075
NY Energy - NY State Elec & Gas AMT	2.375%	7/1/2026	AA-	240	249,216
NY Liberty Dev Corp - 3 WTC†	5.15%	11/15/2034	NR	100	117,728
NYC IDA - TRIPS AMT	5.00%	7/1/2022	BBB	165	189,382
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	280	356,664
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2022	BB+	210	213,045
Red River - AEP Texas North (NPFGC) (FGIC)	4.45%	6/1/2020	AA-	100	109,113
Richland Co Env Impt - Intl Paper AMT	3.875%	4/1/2023	BBB	210	230,801
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	750	863,940
San Antonio Hotel & Conv Ctr AMT (AMBAC)	4.75%	7/15/2036	A3	40	40,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Seminole Tribe Spl Oblig†	5.75%	10/1/2022	BBB-	$45	$47,538
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB	195	214,781
Tulsa Mun Arpt - American Airlines AMT	5.00%	6/1/2035	BB-	400	462,424
Washington Co Wastewtr - Cargill AMT	2.375%	9/1/2030	A	100	103,305
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A2	150	174,245
WI PFA - TrIPS AMT	5.00%	7/1/2022	BBB	710	783,641
WI PFA - Waste Mgmt AMT	2.00%	7/1/2029	A-	800	807,096
WI Pub Fin Auth - Celanese AMT	5.00%	1/1/2024	BBB-	500	578,210
Total					15,277,597

Education 5.63%

CA Fin Auth - Biola Univ	5.00%	10/1/2018	Baa1	100	104,533
Clifton Higher Ed - Intl Ldrshp Sch	4.625%	8/15/2025	NR	100	107,174
FL HI Ed - Nova Southeastern Univ	6.00%	4/1/2026	A-	155	184,267
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2017	Baa3	75	75,380
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3	150	150,411
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3	100	106,448
IL Fin Auth - IL Wesleyan Univ(e)	5.00%	9/1/2022	NR	560	652,635
MA DFA - Emerson College	5.50%	1/1/2030	BBB+	150	170,031
Marietta Dev Auth - Life Univ	7.00%	6/15/2039	Ba3	250	264,110
Multnomah Co Hsp Facs - Mirabella	5.00%	10/1/2024	NR	100	117,121
New Rochelle LDC - Iona Clg	5.00%	7/1/2022	BBB	270	320,001
New Rochelle LDC - Iona Clg	5.00%	7/1/2023	BBB	275	331,524
NY Dorm - Long Island Univ	3.00%	9/1/2019	BBB	175	184,826
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	100	107,539
NY Dorm - Pace Univ	5.00%	5/1/2019	BB+	50	54,407
NY Dorm - Pace Univ	5.00%	5/1/2021	NR	10	11,784
NY Dorm - Pace Univ	5.00%	5/1/2021	BB+	290	331,783
NY Dorm - Pace Univ	5.00%	5/1/2024	BB+	145	171,786
NY Dorm - Yeshiva Univ	3.75%	9/1/2018	NR	15	15,979
NY Dorm - Yeshiva Univ	3.75%	9/1/2018	B3	135	140,357
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	NR	10	11,472
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	B3	95	96,867
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	NR	30	34,416
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	B3	95	96,361
NY Dorm - Yeshiva Univ	5.00%	9/1/2016	NR	5	5,035
NY Dorm - Yeshiva Univ	5.00%	9/1/2016	B3	60	60,358
NY Dorm - Yeshiva Univ	5.00%	11/1/2022	NR	20	23,973
NY Dorm - Yeshiva Univ	5.00%	11/1/2022	B3	30	33,460
NY Dorm - Yeshiva Univ	5.00%	9/1/2028	B3	10	10,635
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3	285	336,092
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A-	200	235,544
VA Clg Bldg Auth - Marymount Univ†	5.00%	7/1/2022	BB+	100	112,752
Total					4,659,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 15.37%

Arkansas City Bldg - So Cent Reg Med	6.25%	9/1/2024	Caa1	$15	$14,867
CA State GO	4.00%	12/1/2030	AA-	500	567,735
Chicago Brd Ed	1.24%#	3/1/2036	B+	300	262,875
Chicago Brd Ed	4.25%	12/1/2018	B+	40	37,353
Chicago Brd Ed	5.00%	12/1/2017	B+	55	54,015
Chicago Brd Ed	5.00%	12/1/2019	B+	225	209,317
Chicago Brd Ed	5.25%	12/1/2026	B+	250	224,002
Chicago Brd Ed	7.50%#	3/1/2026	B+	475	477,850
Chicago Brd Ed (AMBAC)	5.00%	12/1/2017	B+	200	205,060
Chicago Brd Ed (NPFGC) (FGIC)	5.00%	12/1/2019	AA-	135	145,026
Chicago GO	5.00%	12/1/2019	BBB+	150	156,468
Chicago GO	5.00%	1/1/2021	BBB+	225	233,291
Chicago GO	4.00%	1/1/2022	BBB+	50	49,854
Chicago GO	4.50%	1/1/2020	BBB+	400	410,376
Chicago GO (AMBAC)	5.00%	12/1/2017	BBB+	100	101,219
Cook Co GO	5.00%	11/15/2018	AA-	285	309,131
Cook Co GO	5.00%	11/15/2018	AA-	200	216,934
Cook Co GO	5.00%	11/15/2022	AA-	100	117,761
Cook Co GO	5.25%	11/15/2022	AA-	300	341,703
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	105,338
Guam GO	5.00%	11/15/2023	BB-	10	10,593
Guam GO	6.00%	11/15/2019	BB-	165	177,794
Guam GO	6.75%	11/15/2029	NR	50	59,857
IL State GO	5.00%	8/1/2017	BBB+	140	145,421
IL State GO	4.00%	2/1/2018	BBB+	100	103,783
IL State GO	4.00%	7/1/2018	BBB+	75	78,520
IL State GO	4.25%	4/1/2017	BBB+	50	51,114
IL State GO	5.00%	6/1/2017	BBB+	75	77,510
IL State GO	5.00%	1/1/2018	BBB+	245	257,407
IL State GO	5.00%	8/1/2019	BBB+	295	321,494
IL State GO	5.00%	1/1/2020	BBB+	500	541,310
IL State GO	5.00%	4/1/2020	BBB+	165	179,375
IL State GO	5.00%	7/1/2020	BBB+	280	305,620
IL State GO	5.00%	3/1/2021	BBB+	320	351,821
IL State GO	5.00%	7/1/2021	BBB+	265	292,602
IL State GO	5.00%	8/1/2021	BBB+	305	337,107
IL State GO	5.00%	2/1/2022	BBB+	515	572,201
IL State GO	5.25%	1/1/2020	BBB+	135	147,273
IL State GO (AGM)	5.00%	1/1/2019	AA	50	54,127
Luzerne CO GO (AGM)	3.80%	12/15/2017	AA	100	103,122
Luzerne CO GO (AGM)	4.30%	12/15/2021	AA	85	89,420
NJ State Bldg Auth	4.00%	6/15/2021	A-	250	265,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

NYC GO	5.00%	10/15/2016	AA		$40	$40,506
Oakland USD	5.00%	8/1/2020	NR		150	172,249
Philadelphia Sch Dist	2.25%	9/1/2017	Ba2		125	126,095
Philadelphia Sch Dist	4.00%	9/1/2017	Ba2		95	97,725
Philadelphia Sch Dist	4.00%	9/1/2018	Ba2		300	313,674
Philadelphia Sch Dist	4.50%	9/1/2017	Ba2		155	160,329
Philadelphia Sch Dist	5.00%	9/1/2019	Ba2		100	109,280
Philadelphia Sch Dist	5.00%	9/1/2020	Ba2		215	239,213
Philadelphia Sch Dist	5.25%	9/1/2027	NR		250	263,667
Philadelphia Sch Dist	6.00%	9/1/2038	Ba2		815	860,501
PR Comwlth GO	4.00%	7/1/2021	CC		300	194,250
PR Comwlth GO	5.25%	7/1/2022	CC		55	35,750
PR Comwlth GO	5.50%	7/1/2017	CC		110	71,951
PR Comwlth GO	5.50%	7/1/2019	CC		265	172,250
PR Comwlth GO (AG)	5.00%	7/1/2017	AA		65	66,412
PR Comwlth GO (AGM)	3.875%	7/1/2019	AA		35	35,045
PR Comwlth GO (AGM)	5.50%	7/1/2019	AA		140	147,629
PR Comwlth GO (AGM) (XLCA)	5.50%	7/1/2017	AA		100	102,656
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		390	384,193
PR Pub Bldg Auth GTD	5.50%	7/1/2019	CC		35	21,175
PR Pub Bldg Auth GTD	5.50%	7/1/2023	CC		55	33,000
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	CC		100	100,000
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2018	Ba2		190	201,147
Total						12,711,400

Health Care 20.59%

Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		195	201,597
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		150	154,633
Antelope Valley Hlth	5.00%	3/1/2021	Ba3		250	280,672
AZ Hlth Facs - Beatitudes	5.10%	10/1/2022	NR		170	171,171
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		100	107,173
Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2020	BBB+		100	114,705
CA Statewide - Beverly	4.00%	2/1/2021	BBB-		550	595,050
CA Stwde - American Baptist	5.00%	10/1/2020	BBB+	(a)	165	189,344
CA Stwde - Daughters of Charity	5.25%	7/1/2022	CCC		60	60,404
CA Stwde - Daughters of Charity	5.50%	7/1/2024	CCC		300	302,019
CA Stwde - Eskaton Pptys	5.00%	11/15/2021	NR		775	885,786
CA Stwde - Loma Linda Univ Med Ctr†	5.00%	12/1/2025	BB		1,000	1,204,590
Camden CO Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		80	95,936
Church Home of Hartford†	2.875%	9/1/2020	BB	(a)	200	201,252
Church Home of Hartford†	3.25%	9/1/2021	BB	(a)	200	201,794
Collier Co IDA - Arlington of Naples†	5.25%	5/15/2022	NR		100	101,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		$100	$111,000
Cumberland Co Mun Auth - Asbury	5.00%	1/1/2020	NR		25	27,196
Dauphin Co Gen Auth - Pinnacle Hlth	5.25%	6/1/2017	NR		20	20,832
Dauphin Co Gen Auth - Pinnacle Hlth	5.25%	6/1/2017	NR		5	5,199
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BB		50	50,980
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2026	BB		100	101,960
Denver Hlth & Hsp Auth	1.551%#	12/1/2033	BBB		300	281,772
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		45	51,561
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2022	BB		250	284,225
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	80	85,706
Harris Co Cultural Ed - Brazos	5.00%	1/1/2023	BB+	(a)	65	74,090
ID HFA - Madison Mem Hosp(e)	5.00%	9/1/2021	NR		1,000	1,141,300
IL Fin Auth - Centegra Hlth	5.00%	9/1/2019	BBB		100	110,346
IL Fin Auth - Centegra Hlth	5.00%	9/1/2021	BBB		100	116,535
IL Fin Auth - Friendship Vlg Shaumburg	5.00%	2/15/2037	BB-	(a)	55	55,048
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	100	100,125
IL Fin Auth - Plymouth Place	5.00%	5/15/2025	BB+	(a)	125	140,792
IL Fin Auth - Provena Hlth	6.25%	5/1/2022	BBB-		100	118,179
IL Fin Auth - Provena Hlth	7.75%	8/15/2034	BBB-		100	119,924
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		10	10,034
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB		30	30,091
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB		460	461,440
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	102,509
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		185	205,685
LA Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2022	BBB-	(a)	55	63,583
MA DFA - Boston Med Ctr	5.00%	7/1/2022	BBB		225	267,653
MA Hlth & Ed - Boston Med Ctr	4.75%	7/1/2023	BBB		195	205,821
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.00%	7/1/2020	Baa3		15	15,491
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.00%	7/1/2027	Baa3		245	252,384
MD Hlth & HI Ed - Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		40	44,774
ME Hlth & HI Ed - MaineGeneral Hlth	5.00%	7/1/2019	Ba2		75	80,363
ME Hlth & HI Ed - MaineGeneral Hlth	5.25%	7/1/2021	Ba2		50	55,394
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba2		140	168,974
Mesquite Hlth - Christian Care Ctrs	5.00%	2/15/2020	BBB-	(a)	200	222,184
Miami Beach Hlth - MT Sinai Med Ctr	5.00%	11/15/2022	Baa1		150	181,116
Miami Beach Hlth - MT Sinai Med Ctr	5.00%	11/15/2023	Baa1		90	108,247
Montgomery Co IDA - Whitemarsh	3.00%	1/1/2017	NR		360	360,706
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		80	85,906
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		275	302,978
New Hope - Carillon(e)	3.00%	7/1/2020	NR		565	568,972
New Hope Cultural - Wesleyan Homes	4.00%	1/1/2018	NR		100	102,086
NJ EDA - Lions Gate	4.00%	1/1/2020	NR		275	286,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ EDA - Lions Gate	4.375%	1/1/2024	NR		$200	$213,040
NJ Hlth - Barnabas Hlth	4.00%	7/1/2018	A-		85	89,967
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		255	279,845
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		195	216,657
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		20	21,405
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		80	90,169
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB		110	114,598
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2021	AA		100	117,174
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2022	Ba1		200	232,752
Onondaga CDC - St Josephs Hsp	5.125%	7/1/2031	NR		100	113,149
Palm Beach CO Hlth - Sinai Residences	6.25%	6/1/2023	NR		100	107,820
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		100	119,059
Palm Beach Co Hlth - Sinai Residences	7.25%	6/1/2034	NR		20	24,522
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		55	59,686
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2022	BBB-		170	173,997
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BBB-		35	35,971
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BBB-		145	148,523
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BBB-		15	15,600
Red River Hlth - Methodist Ret Cmnty	6.125%	11/15/2020	NR		45	45,117
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		700	807,121
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		75	95,855
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(a)	400	437,516
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2019	BBB-		100	111,489
St. Louis Ind Dev Auth - Nazareth	3.85%	8/15/2020	NR		100	100,242
St. Louis Ind Dev Auth - Nazareth	4.15%	8/15/2021	NR		100	100,241
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	100	101,320
Tyler Hlth - Mother Frances Hsp	5.125%	7/1/2022	Baa1		125	143,194
Tyler Hlth - Mother Frances Hsp	5.25%	7/1/2023	Baa1		50	56,760
UMass Mem Hlth	5.00%	7/1/2021	BBB+		180	204,962
UMass Mem Hlth	5.00%	7/1/2022	BBB+		140	158,774
UMass Mem Hlth	5.125%	7/1/2026	BBB+		125	144,284
WA Hsg - Herons Key†	4.375%	1/1/2021	NR		100	101,219
Westchester Co Hlth Care	5.00%	11/1/2022	BBB		125	147,636
WI Hlth & Ed - Aurora Hlth	5.00%	8/15/2019	A2		50	55,634
Total						17,032,849

Housing 0.47%

CA Muni Fin - UC Berkeley Hsg	4.00%	6/1/2019	Baa3		75	80,239
NJ Eda - Montclair St Std Hsg	5.00%	6/1/2021	Baa3		70	77,263
NJ Eda - Montclair St Std Hsg	5.25%	6/1/2020	Baa3		50	56,513
NYC IDA - Yankee Stadium (FGIC)	1.945%#	3/1/2021	BBB		180	172,652
Total						386,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 1.51%

CA Pub Wks - Dept of Correction (AMBAC)	5.00%	12/1/2019	A1	$245	$265,918
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	15	16,639
Essex Co Impt Auth - Newark (AGM)	5.00%	11/1/2020	A2	50	54,494
NJ Bldg Auth	5.00%	12/15/2018	A-	150	161,451
NJ EDA - Sch Facs	5.00%	9/1/2020	A-	120	132,809
NJ EDA - Sch Facs	5.00%	6/15/2023	A-	200	225,162
NJ EDA - Sch Facs	5.50%	9/1/2021	A-	155	175,665
NJ EDA - Transit Proj	5.00%	5/1/2019	A-	200	216,078
Total					1,248,216

Other Revenue 6.74%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%	8/15/2026	NR	250	256,675
Austin Convention†	5.75%	1/1/2034	BB	100	101,981
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2019	Ba1	45	45,308
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2024	Ba1	25	25,136
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	200	201,022
CA Sch Fin Auth - Ocean Charter†	6.00%	1/1/2019	NR	500	500,795
Central Plains - Goldman Sachs	5.00%	9/1/2019	A3	225	251,075
Central Plains - Goldman Sachs	5.25%	12/1/2021	A3	320	380,035
DC Rev - Friendship Pub Chtr Sch	2.45%	6/1/2017	BBB	45	45,236
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR	150	161,179
HI Dept Budget - Hawaiian Electric AMT	3.25%	1/1/2025	Baa1	350	379,151
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB	710	761,546
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB	200	243,432
Main St Nat Gas - Ml	5.00%	3/15/2022	BBB+	440	511,953
Main St Nat Gas - ML	5.125%	9/15/2017	BBB+	80	83,850
MI Fin Auth - Student Loan AMT	5.00%	11/1/2020	Aa3	25	27,771
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019	BBB+	495	528,190
Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB	200	206,228
PR Elec Pwr Auth	5.00%	7/1/2018	D	50	32,905
Sa Energy Acquisition - Goldman Sachs	5.25%	8/1/2017	A3	50	52,277
Salt Verde Fin Corp - Citi	5.25%	12/1/2020	BBB+	120	138,492
TEAC - Goldman Sachs	5.25%	9/1/2022	A3	155	187,516
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2022	A3	100	120,731
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2020	BBB+	105	121,417
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB	200	214,424
Total					5,578,325

Special Tax 2.10%

Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR	100	106,136
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2021	NR	140	162,484
Fremont CFD - Pacific Commons	5.00%	9/1/2021	NR	100	115,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Lake Elsinore PFA	5.00%	9/1/2023	NR	$100	$114,726
NJ EDA - Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	15	16,637
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2017	Baa3	105	107,057
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2025	Baa3	60	61,303
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2026	Baa3	35	35,752
NYC IDA - Yankee Stadium (FGIC)	1.825%#	3/1/2017	BBB	160	157,770
San Clemente Cmnty Facs	5.00%	9/1/2024	NR	100	123,139
San Francisco Redev - Mission Bay South	5.00%	8/1/2026	NR	30	35,288
Scranton RDA GTD	5.00%	11/15/2021	BB	500	537,090
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	150	159,474
Total					1,732,854

Tax Revenue 3.09%

Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	125	135,105
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	100	109,681
Garden St Preservation Trust TCRS (BAM)	5.00%	11/1/2021	AA	300	350,973
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	460	482,949
Jefferson Co - Sch Warrant	4.75%	1/1/2025	A-	45	45,345
Jefferson CO - Sch Warrant TCRS (AMBAC)	4.75%	1/1/2025	A-	150	150,936
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB	100	103,269
Met Pier & Expo Auth - McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	AA-	150	176,327
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	100	103,547
NJ EDA - Cigarette Tax	5.00%	6/15/2021	BBB+	500	561,470
PR Corp Sales Tax	5.00%	8/1/2022	CC	100	69,750
PR Corp Sales Tax	5.50%	8/1/2023	CC	125	55,781
Virgin Islands PFA - Gross Tax Rcpts	2.25%	10/1/2017	BBB+	100	100,604
Virgin Islands PFA - Matching Fund	5.00%	10/1/2018	B2	105	112,641
Total					2,558,378

Tobacco 7.19%

Buckeye Tobacco	5.125%	6/1/2024	B-	1,105	1,084,215
Buckeye Tobacco	5.375%	6/1/2024	B-	840	831,709
Golden St Tobacco	4.50%	6/1/2027	B	700	713,412
Inland Empire Tobacco	5.00%	6/1/2021	NR	275	277,524
MI Tob Settlement	5.125%	6/1/2022	B-	500	495,340
Nassau Co Tobacco	5.25%	6/1/2026	B-	125	125,828
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1	15	15,095
Nthrn AK Tobacco	5.00%	6/1/2032	B3	10	10,001
Nthrn CA Tobacco	4.75%	6/1/2023	B+	65	65,029
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	10	11,515
Railsplitter Tobacco Settlement Auth	5.50%	6/1/2023	A	30	35,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Sthrn CA Tobacco	4.75%	6/1/2025	BBB	$35	$35,018
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2023	A	60	69,503
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	500	508,965
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	910	926,944
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	500	505,295
TSASC	4.75%	6/1/2022	BBB-	20	20,018
TSASC	5.00%	6/1/2026	BB-	215	215,193
Total					5,946,037

Transportation 10.24%

Central TX Mobility Auth	5.00%	1/1/2018	BBB	250	263,798
Chicago GO	4.00%	1/1/2019	BBB+	180	181,697
Chicago Midway Arpt AMT	5.00%	1/1/2021	A	300	345,672
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	150	172,484
Chicago O’Hare Arpt AMT	5.00%	1/1/2023	A	110	128,748
Chicago O’Hare Arpt AMT	5.25%	1/1/2019	A	65	71,513
Chicago Water	5.00%	11/1/2020	A	165	187,064
Cleveland Arpt (AG)	4.00%	1/1/2020	AA	60	64,088
Delaware River Port Auth	5.00%	1/1/2022	A-	175	203,434
DFW Arpt AMT	5.00%	11/1/2027	A+	500	583,290
E - 470 Hwy Auth	5.00%	9/1/2020	A3	100	115,303
E - 470 Hwy Auth (NPFGC)	5.25%	9/1/2018	AA-	40	43,665
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	60	62,272
Foothill / Eastern Corridor Toll Rd	5.50%	1/15/2053	BBB-	500	601,695
Houston Arpt - Continental Airlines AMT	4.50%	7/1/2020	BB-	450	493,803
Indianapolis Local Pub Impt - Ind Arpt AMT	5.00%	1/1/2023	A1	275	332,764
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2021	Baa1	90	103,240
MA Port Auth - Delta Airlines AMT (AMBAC)	5.20%	1/1/2020	NR	35	35,079
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2017	NR	25	25,088
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	555	612,537
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	35	39,375
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2021	Baa1	300	348,360
NYC IDA - American Airlines AMT	2.00%	8/1/2028	NR	100	100,091
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2018	BBB	250	271,337
PA Econ Dev - Rapid Bridge AMT	5.00%	6/30/2021	BBB	80	91,902
PA Econ Dev - Rapid Bridge AMT	5.00%	12/31/2025	BBB	260	320,271
Philadelphia Airport AMT	5.00%	6/15/2022	A	195	224,775
Philadelphia Airport AMT	5.25%	6/15/2022	A	175	198,730
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	375	423,532
Port of Seattle AMT	5.00%	8/1/2023	A+	60	72,023
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	45	11,813
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2019	AA	25	25,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

PR Hwy & Trans Auth (AGM)	5.50%	7/1/2017	AA		$35	$36,386
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3		70	79,499
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3		300	350,745
RI Dep Trans - Garvee	5.00%	6/15/2019	AA-		500	557,215
San Francisco Arpt AMT	5.00%	5/1/2022	A+		280	329,963
South Jersey Trans Auth	4.00%	11/1/2019	BBB+		105	112,163
South Jersey Trans Auth	5.00%	11/1/2027	BBB+		110	119,583
Wayne Co Arpt AMT (AGM)	4.00%	12/1/2020	AA		120	131,766
Total						8,472,751

Utilities 10.22%

Beaver CO IDA - Firstenergy	3.50%	12/1/2035	BBB-		610	620,242
Beaver Co IDA - FirstEnergy	4.00%	1/1/2035	BBB-		100	103,893
Burke CO Dev - Vogtle Proj	2.35%	10/1/2032	A-		175	181,123
Chicago Wastewater CR (AGM)	5.00%	1/1/2022	AA		150	174,201
Chicago Water (AGM)	4.25%	11/1/2018	AA		370	395,822
CO Public Auth - ML	6.125%	11/15/2023	BBB+		560	700,778
Detroit Sewer	5.00%	7/1/2022	A-		140	164,447
Detroit Sewer (AGM)	5.25%	7/1/2020	AA		75	86,567
Detroit Sewer Rmkt	6.50%	7/1/2024	Baa1		100	114,421
Detroit Water	5.00%	7/1/2019	A-		80	88,766
Detroit Water	5.25%	7/1/2025	A-		15	17,333
Floyd Co Dev - GA Power	2.35%	7/1/2022	A3		125	129,103
HI Dept Budget - Hawaiian Electric	6.50%	7/1/2039	Baa1		115	131,367
Jefferson CO Sewer	5.00%	10/1/2018	BBB-		250	266,937
Main St Nat Gas - ML	5.00%	3/15/2019	BBB+		140	152,683
NC Eastern Muni Pwr	6.00%	1/1/2022	AAA	(a)	100	125,957
OH Air Quality - FirstEnergy	3.75%	12/1/2023	BBB-		65	66,534
OH Air Quality - FirstEnergy	5.625%	6/1/2018	Baa2		300	317,595
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-		130	143,187
OH Wtr Dev Auth - FirstEnergy	3.75%	7/1/2033	Baa3		200	205,292
Philadelphia Gas Works	5.00%	8/1/2021	A-		200	236,188
Philadelphia Gas Works (AGM)	5.00%	7/1/2022	AA		100	116,388
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A3		75	84,527
PR Aqueduct & Swr Auth	4.00%	7/1/2022	CCC-		85	60,775
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC-		185	140,212
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-		115	85,388
PR Corp Sales Tax	4.00%	8/1/2016	CC		65	59,075
PR Elec Pwr Auth	4.10%	7/1/2019	D		230	151,427
PR Elec Pwr Auth	4.25%	7/1/2020	D		300	198,000
PR Elec Pwr Auth (AGM)	5.00%	7/1/2023	AA		30	30,374
PR Elec Pwr Auth (AGM)	5.00%	7/1/2024	AA		145	146,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth (NPFGC)	5.00%	7/1/2021	AA-	$100	$100,993
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%	7/1/2018	AA-	265	270,329
Roseville Nat Gas - ML	5.00%	2/15/2018	BBB+	60	63,531
Southern CA Waterworks TCRS (FGIC)	5.75%	7/1/2021	AAA	65	76,559
TEAC - Goldman Sachs	5.00%	2/1/2020	A3	340	383,863
TEAC - Goldman Sachs	5.00%	2/1/2022	A3	595	704,117
TEAC - Goldman Sachs	5.25%	9/1/2018	A3	30	32,654
TEAC - Goldman Sachs	5.25%	9/1/2021	A3	265	313,084
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2021	A3	220	259,838
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2018	BBB+	350	383,383
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	BBB+	175	210,268
Wise Co IDA - VA Elec & Pwr Co	2.15%	10/1/2040	A2	150	154,890
Total					8,448,835
Total Municipal Bonds (cost $82,372,205)					84,052,970

SHORT-TERM INVESTMENTS 0.14%

Municipal Bonds 0.14%

Education 0.12%

NY Dorm - Yeshiva Univ	3.50%	9/1/2016	B3	95	95,337

Other Revenue 0.02%

MO Env Impt - St Rev Fd	5.50%	7/1/2016	Aaa	20	20,000

Total Short-Term Investments (cost $114,927)					115,337

Total Investments in Securities 101.76% (cost $82,487,132)					84,168,307

Liabilities in Excess of Cash and Other Assets(i) (1.76%)					(1,459,034)

Net Assets 100.00%					$82,709,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND June 30, 2016

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2016	32	Short	$(3,909,250)	$(45,603)
U.S. 10-Year Treasury Note	September 2016	17	Short	(2,260,734)	(56,210)
Totals				$(6,169,984)	$(101,813)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$84,168,307	$—	$84,168,307
Total	$—	$84,168,307	$—	$84,168,307
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(101,813)	—	—	(101,813)
Total	$(101,813)	$—	$—	$(101,813)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.24%

Corporate-Backed 1.18%

CA Poll Ctl - Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,020	$1,147,072
CA Poll Ctl - Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,636,500
CA Poll Ctl - Waste Mgmt AMT	4.30%	7/1/2040	A-	1,000	1,087,760
Total					3,871,332

Education 8.48%

CA Ed - Stanford Univ	5.00%	6/1/2046	AAA	1,500	2,324,475
CA Ed Facs - Chapman Univ	5.00%	4/1/2040	A2	1,000	1,205,520
CA Ed Facs - Clg & Univ Fin Prog	5.00%	2/1/2037	Ba1	1,000	1,002,080
CA Ed Facs - Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,381,039
CA Ed Facs - Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,210,790
CA Ed Facs - Univ of Redlands	5.00%	10/1/2038	A3	1,000	1,207,140
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	387,390
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,186,458
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,496,000
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,653,290
CA Infra & Econ Dev - Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,140,130
CA Sch Fin Auth - Green Dot Schs†	5.00%	8/1/2045	NR	500	549,680
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB-	540	616,291
CA State Univ Sys	5.00%	11/1/2041	Aa2	500	628,040
CA Stwde - Windrush Sch(d)	5.50%	7/1/2037	NR	1,250	13
Regents Univ of CA	5.00%	5/15/2051	AA-	1,000	1,228,000
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,257,790
Tustin USD	6.00%	8/1/2036	Aa1	1,500	1,874,880
Univ California	5.00%	5/15/2037	AA-	1,435	1,695,324
Univ California	5.00%	5/15/2040	AA-	1,000	1,227,830
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,424,875
Total					27,697,035

General Obligation 16.71%

CA State GO	5.00%	9/1/2021	AA-	1,000	1,201,500
CA State GO	5.00%	9/1/2029	AA-	485	578,959
CA State GO	5.00%	2/1/2032	AA-	2,000	2,389,180
CA State GO	5.00%	2/1/2033	AA-	1,000	1,191,630
CA State GO	5.00%	9/1/2045	AA-	500	631,425
CA State GO	5.25%	10/1/2029	AA-	1,500	1,708,140
CA State GO	5.25%	8/1/2032	AA-	2,500	3,211,475
CA State GO	5.25%	10/1/2032	AA-	4,000	4,815,200
CA State GO	5.25%	4/1/2035	AA-	3,000	3,649,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.50%	3/1/2040	AA-		$2,000	$2,320,440
CA State GO	6.50%	4/1/2033	AA-		3,500	4,050,165
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa2		1,000	1,223,100
Grossmont UHSD	5.00%	8/1/2043	Aa3		1,250	1,468,138
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		2,000	688,460
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,219,490
Los Angeles CCD	5.00%	8/1/2029	AA+		1,000	1,273,780
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,493,179
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,252,240
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,133,180
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,245,280
Oakland USD	6.125%	8/1/2029	NR		1,000	1,120,290
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,092,570
Piedmont USD	5.00%	8/1/2034	AA+		1,200	1,342,020
Pomona USD (BAM)	5.00%	8/1/2039	AA		1,000	1,185,660
PR Comwlth GO	6.00%	7/1/2039	CC		2,000	1,305,000
PR Comwlth GO	8.00%	7/1/2035	CC		1,000	668,750
San Diego USD	5.00%	7/1/2027	Aa2		1,000	1,236,550
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,278,380
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,203,520
Stockton USD	5.00%	8/1/2031	A+		2,000	2,486,680
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,268,290
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,243,580
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,423,510
Total						54,598,961

Health Care 14.38%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,209,640
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,110,910
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	AA-		110	133,179
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,200,490
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,145,780
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,366,575
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,141,680
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,361,820
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2055	AA-		1,400	1,710,884
CA Hlth - Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,203,990
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,152,940
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,385,440
CA Hlth - Stanford Hsp	5.00%	8/15/2054	AA-		1,000	1,224,390
CA Hlth - Sutter Hlth	5.00%	11/15/2041	AA-		1,000	1,232,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - Sutter Hlth	5.00%	8/15/2043	AA-		$500	$612,660
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,377,360
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	576,285
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2046	A-		1,000	1,147,680
CA Muni Fin - NorthBay Hlthcare	5.00%	11/1/2040	BBB-		1,200	1,385,040
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,460,162
CA Stwde - American Baptist	5.00%	10/1/2045	BBB+	(a)	1,000	1,160,250
CA Stwde - Cottage Hlth	5.00%	11/1/2043	A+		750	904,403
CA Stwde - Daughters of Charity	5.25%	7/1/2039	CCC		460	460,212
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	929,721
CA Stwde - Kaiser Permanente	5.00%	4/1/2042	AA-		1,000	1,174,220
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,000	2,341,700
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,000	1,174,700
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,177,290
John Muir Health	5.00%	8/15/2051	A+		1,000	1,230,090
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,500	1,781,805
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-		635	709,892
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	564,304
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,529,480
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,337,880
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A		1,000	1,175,110
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,200,150
Total						46,990,882

Housing 2.43%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,128,870
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,168,040
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	563,040
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,216,230
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1		750	907,072
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,765,380
Los Angeles Regl Fin Auth - MonteCedro Prk	5.00%	11/15/2044	AA-		1,000	1,173,690
Total						7,922,322

Lease Obligations 6.02%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		1,000	1,194,740
CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		2,000	2,466,160
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,175,420
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A+		1,000	1,135,800
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	A+		2,000	2,355,840
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,218,000
Los Angeles Mun Impt Corp	5.00%	11/1/2036	A+		1,500	1,873,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		$1,220	$1,396,082
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		1,000	1,222,810
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,423,690
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,210,246
Total						19,672,018

Other Revenue 3.84%

CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(a)	850	886,270
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,320	1,382,396
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2		1,000	1,184,600
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,348,720
CA Infra & Econ Dev - Walt Disney Museum	4.00%	2/1/2035	A+		1,000	1,133,320
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-		1,000	1,160,920
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB		1,000	1,143,240
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB-		600	691,092
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,731,855
Long Beach Nat Gas - ML	5.00%	11/15/2035	BBB+		690	886,774
Total						12,549,187

Special Tax 10.74%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		500	594,940
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR		1,000	1,201,610
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,580,605
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,000	1,198,910
Irvine CFD - Great Park	5.00%	9/1/2044	NR		500	567,570
Lake Elsinore PFA	5.00%	9/1/2035	NR		1,000	1,123,650
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,141,200
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A+		1,120	1,308,922
Orange Co CFD	5.25%	8/15/2045	NR		1,000	1,175,520
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2029	AA		1,050	1,310,757
Poway USD PFA	5.00%	9/15/2024	BBB		280	342,294
Poway USD PFA (BAM)	5.00%	9/1/2035	AA		1,500	1,824,225
Riverside Co Redev Agy - Tax Alloc	6.00%	10/1/2037	A		2,000	2,400,260
Riverside RDA - Desert Com and I-215 (BAM)	5.00%	10/1/2028	AA		1,000	1,253,740
Roseville CFD - Westpark	5.00%	9/1/2031	NR		1,000	1,208,820
Sacramento Co CFD	5.00%	9/1/2040	NR		1,000	1,187,380
San Clemente Cmnty Facs	5.00%	9/1/2040	NR		1,000	1,160,740
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A		1,000	1,160,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

San Francisco Redev - Mission Bay North	5.00%	8/1/2035	A	$500	$624,290
San Francisco Redev - Mission Bay North	6.75%	8/1/2033	A-	500	631,165
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-	1,000	1,262,330
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,766,895
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2043	AA-	1,100	1,372,305
San Jose Redev Agy (AG)	4.50%	8/1/2035	AA	150	150,197
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	500	564,935
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	A+	500	592,040
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	A+	500	597,875
Saugus USD PFA	5.00%	9/1/2041	NR	1,000	1,177,510
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,801,259
Tustin CFD	5.00%	9/1/2040	NR	750	870,555
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,500	1,924,980
Total					35,077,599

Tax Revenue 2.23%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	1,030	1,178,732
PR Corp Sales Tax	5.00%	8/1/2024	CC	1,000	440,000
PR Corp Sales Tax	5.25%	8/1/2041	CC	2,100	921,375
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA	450	541,926
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2	1,000	1,209,570
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,797,885
Tustin CFD	5.00%	9/1/2037	BBB+	1,000	1,183,600
Total					7,273,088

Tobacco 5.11%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	793,700
Golden St Tobacco	4.50%	6/1/2027	B	1,510	1,538,931
Golden St Tobacco	5.00%	6/1/2033	B-	1,070	1,078,314
Golden St Tobacco	5.00%	6/1/2035	A+	1,000	1,231,610
Golden St Tobacco	5.00%	6/1/2045	A+	2,000	2,418,120
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	2,000,860
Golden St Tobacco	5.75%	6/1/2047	B-	2,000	2,045,320
Inland Empire Tobacco	5.00%	6/1/2021	NR	1,010	1,019,272
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,091,796
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,000	1,000,020
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR	5,000	1,166,700
Sthrn CA Tobacco	5.00%	6/1/2037	BB+	1,305	1,305,078
Total					16,689,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 15.00%

Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	$1,500	$1,838,295
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	2,000	2,447,000
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA	1,425	1,708,447
Bay Area Toll Auth	5.00%	10/1/2033	AA-	2,905	3,319,456
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	1,500	827,775
Foothill / Eastern Corridor Toll Rd	5.50%	1/15/2053	BBB-	250	300,848
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	1,835	2,199,981
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	3,235	3,915,870
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	2,900	3,503,838
Long Beach Harbor AMT	5.00%	5/15/2028	AA	1,000	1,252,550
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA	2,000	2,306,120
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2021	AA	1,325	1,559,856
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA	1,000	1,198,400
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2042	AA-	500	605,200
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2045	AA	1,000	1,193,140
Los Angeles Harbor AMT	5.00%	8/1/2036	AA	1,000	1,201,880
Port Oakland AMT	5.125%	5/1/2031	A+	1,250	1,438,513
Riverside Co Trsp Commn	5.75%	6/1/2048	BBB-	1,500	1,778,010
San Diego Arpt AMT	5.00%	7/1/2027	A+	1,000	1,203,360
San Francisco Arpt AMT	5.00%	5/1/2027	A+	1,430	1,679,292
San Francisco Arpt AMT	5.00%	5/1/2040	A+	1,500	1,771,800
San Francisco Port Commn AMT	5.00%	3/1/2030	A1	1,415	1,654,588
San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	BBB-	1,000	1,201,070
San Joaquin Hills Trsp Corridor	5.00%	1/15/2044	BBB-	1,000	1,163,340
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	4,585	5,311,356
San Jose Arpt	5.00%	3/1/2029	A2	500	620,355
San Jose Arpt AMT	6.25%	3/1/2034	A2	1,500	1,788,465
Total					48,988,805

Utilities 13.12%

Adelanto Util Sys	6.625%	7/1/2031	NR	1,000	1,142,490
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-	1,000	1,141,980
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2026	NR	65	70,248
Chino Basin Desalter Auth (AG)	5.00%	6/1/2027	AA+	2,000	2,154,340
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	1,000	1,137,580
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	1,250	1,466,525
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	916,193
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	850,286
Guam Waterworks Auth	5.00%	1/1/2046	A-	400	475,636
Guam Waterworks Auth	5.50%	7/1/2043	A-	525	629,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

Imperial Irrigation Dist	5.00%	11/1/2038	AA-	$800		$996,024
Imperial Irrigation Dist(e)	5.00%	11/1/2046	AA-	1,000		1,250,430
Lathrop Fin Auth	6.00%	6/1/2035	NR	1,135		1,160,265
Long Beach Nat Gas - ML	1.85%#	11/15/2026	BBB+	1,000		950,970
Long Beach Nat Gas - ML	5.25%	11/15/2020	BBB+	1,505		1,734,648
Long Beach Nat Gas - ML	5.50%	11/15/2037	BBB+	1,405		1,923,445
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2026	Aa2	1,000		1,220,800
Los Angeles DWAP - Pwr Sys	5.00%	7/1/2046	Aa2	1,000		1,242,420
Los Angeles Wastewater	5.00%	6/1/2044	AA+	1,000		1,235,260
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	1,545		2,361,409
MSR Energy Auth - Citi	7.00%	11/1/2034	BBB+	1,000		1,543,780
Nor Cal Trans Agcy - CA-OR Proj	5.00%	5/1/2039	Aa3	500		622,515
Northern CA Gas - Morgan Stanley	1.139%#	7/1/2027	A3	2,000		1,822,700
Northern CA Pwr - Geothermal #3	5.50%	7/1/2022	A1	1,985		2,237,750
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC-	1,000		702,500
PR Elec Pwr Auth	5.25%	7/1/2024	D	255		168,300
PR Elec Pwr Auth	5.25%	7/1/2033	D	115		75,900
PR Elec Pwr Auth	7.00%	7/1/2040	D	450		297,000
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000		1,090,550
Rowland Water Dist COP	6.50%	12/1/2035	A+	1,500		1,709,625
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA	1,500		1,930,305
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A+	1,000		1,176,380
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-	1,000		1,236,210
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	2,315		2,962,158
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA	1,000		1,232,240
Total						42,868,153
Total Municipal Bonds (cost $291,039,250)						324,199,103

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal (cost $500)				—	(h)	500

Total Investments in Securities 99.24% (cost $291,039,750)						324,199,603

Cash and Other Assets in Excess of Liabiities 0.76%						2,472,458

Net Assets 100.00%						$326,672,061

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$324,199,103	$—	$324,199,103
Money Market Mutual Fund	500	—	—	500
Total	$500	$324,199,103	$—	$324,199,603
Liabilities
Trust Certificates(4)	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.67%

Corporate-Backed 3.35%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$289,098
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	1,000	1,123,430
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	320	321,050
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	350	397,019
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	82,034
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	115,788
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	65	77,301
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	950	1,094,324
Total					3,500,044

Education 13.99%

New Jersey City Univ (AGM)	5.00%	7/1/2030	AA	835	1,037,654
NJ Ed Facs - Clg of NJ	5.00%	7/1/2038	A	500	573,800
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	525	591,801
NJ Ed Facs - Montclair State Univ	5.00%	7/1/2034	A1	745	896,406
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	608,580
NJ Ed Facs - Princeton Univ	5.00%	7/1/2023	AAA	500	630,780
NJ Ed Facs - Princeton Univ	5.00%	7/1/2024	AAA	250	322,580
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	725	945,762
NJ Ed Facs - Princeton Univ	5.00%	7/1/2028	AAA	500	661,735
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A	455	532,664
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,155,870
NJ Ed Facs - Stockton Univ(e)	5.00%	7/1/2041	Baa1	500	593,650
NJ Ed Facs - William Patterson Univ	5.00%	7/1/2024	A2	295	355,673
NJ EDA - Rutgers State Univ	5.00%	6/15/2038	Aa3	525	619,516
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	995	1,083,943
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,139,140
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	864,600
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	308,888
Rutgers State Univ	5.00%	5/1/2023	Aa3	500	617,775
Rutgers State Univ	5.00%	5/1/2031	Aa3	350	443,538
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	626,025
Total					14,610,380

General Obligation 7.10%

Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	611,415
Bayonne GO (BAM)	5.00%	7/1/2039	AA	500	609,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	Ba2	$400	$420,812
Hudson Co GO	5.00%	5/1/2035	AA	500	623,015
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,138,724
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	400	487,376
New Brunswick Pkg Auth (BAM)	5.00%	9/1/2039	AA	150	184,041
NJ State GO	5.00%	6/1/2023	A	350	418,376
PR Comwlth GO	5.00%	7/1/2027	Caa3	50	32,500
PR Comwlth GO	5.375%	7/1/2030	Caa3	1,000	647,500
PR Comwlth GO	5.375%	7/1/2033	Caa3	120	78,000
PR Comwlth GO	5.625%	7/1/2032	Caa3	100	65,000
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,079
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,091,350
Total					7,412,553

Health Care 15.01%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	584,220
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	578,975
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	502,112
Inspira Health	5.00%	7/1/2034	A2	250	306,168
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	260,085
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	1,000	896,400
NJ Hlth - AHS Hsp Corp	6.00%	7/1/2037	A+	650	786,188
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	A-	90	99,252
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	A-	650	768,346
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	A-	925	1,104,209
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	A-	1,130	1,338,202
NJ Hlth - Catholic Hlth E	4.75%	11/15/2029	AA-	640	730,624
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	590,380
NJ Hlth - Robert Wood Hsp	5.00%	7/1/2039	A	500	592,765
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A	500	600,405
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-	1,160	1,273,019
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,178,930
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	AA-	2,000	2,279,440
Princeton Healthcare Sys	5.00%	7/1/2039	Baa2	1,000	1,200,140
Total					15,669,860

Housing 2.37%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,185	1,327,176
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,148,050
Total					2,475,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 18.05%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Ba1	$1,250	$1,386,625
Newark Hsg - Police Fac (AG)	6.75%	12/1/2038	A3	750	900,060
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	A-	1,000	1,109,290
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,050	2,407,294
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	248,569
NJ EDA - Sch Facs	5.00%	3/1/2026	A-	350	390,579
NJ EDA - Sch Facs	5.00%	3/1/2028	A-	110	121,845
NJ EDA - Sch Facs	5.00%	6/15/2034	A-	200	221,224
NJ EDA - Sch Facs	5.00%	3/1/2035	A-	725	785,951
NJ EDA - Sch Facs	5.25%	9/1/2026	A-	405	446,318
NJ EDA - Sch Facs	5.50%	12/15/2029	A-	1,275	1,398,012
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A-	1,350	1,438,398
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	A-	1,630	1,823,285
NJ State COP - Equip Lease COP	5.25%	6/15/2029	A-	1,000	1,075,150
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A-	1,500	816,210
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A-	1,000	386,600
NJ Trans Trust Fund	5.00%	6/15/2022	A-	1,000	1,132,500
NJ Trans Trust Fund	5.00%	6/15/2038	A-	1,115	1,243,983
NJ Trans Trust Fund	5.25%	6/15/2041	A-	100	114,408
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A-	1,000	1,153,660
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	500	248,750
Total					18,848,711

Other Revenue 1.15%

Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,154,570
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037	NR	1,300	52,000
Total					1,206,570

Special Tax 0.82%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	859,862

Tax Revenue 6.76%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	480,906
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	564,090
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,588,744
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	375	429,150
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	584,996
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,468,116
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	373,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	$120	$133,939
PR Corp Sales Tax	5.00%	8/1/2035	CC	1,000	435,000
PR Corp Sales Tax	5.25%	8/1/2027	CC	1,020	447,525
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	BBB-	500	549,535
Total					7,055,535

Tobacco 6.50%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,525	1,719,010
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	925	942,224
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	750	757,943
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	3,405	3,364,412
Total					6,783,589

Transportation 20.03%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	375,087
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,198,942
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,296,165
Delaware River Port Auth	5.00%	1/1/2024	A-	350	409,395
Delaware River Port Auth	5.00%	1/1/2028	A	500	617,105
Delaware River Port Auth	5.00%	1/1/2034	A	505	611,409
NJ Tpk Auth	5.00%	1/1/2023	A+	360	441,338
NJ Tpk Auth	5.00%	1/1/2028	A+	535	645,542
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,571,414
NJ Tpk Auth	5.00%	1/1/2034	A+	500	608,700
NJ Tpk Auth	5.00%	1/1/2035	A+	500	615,905
NJ Tpk Auth	5.00%	1/1/2038	A+	750	881,430
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	750	1,005,420
NJ Trans Trust Fund	6.00%	6/15/2035	A-	2,025	2,386,543
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,010	1,231,917
Port Auth NY & NJ	5.00%	10/15/2026	AA-	500	645,980
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	634,125
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,264,120
Port Auth NY & NJ	5.00%	12/1/2038	AA-	795	965,043
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	110	128,782
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	50	58,515
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	380	452,584
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,201,530
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,086,360
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	589,093
Total					20,922,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities 3.54%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	$400		$482,432
Guam Waterworks Auth	5.00%	7/1/2036	A-	100		120,257
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000		1,082,680
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A3	525		503,050
PR Aqueduct & Swr Auth	5.25%	7/1/2024	CCC-	295		211,662
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	110		72,600
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	75		49,500
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	100		66,000
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000		1,107,860
Total						3,696,041
Total Municipal Bonds (cost $96,932,746)						103,040,815

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $501)				—	(h)	501

Total Investments in Securities 98.67% (cost $96,933,247)						103,041,316

Cash and Other Assets in Excess of Liabilities(i) 1.33%						1,383,801

Net Assets 100.00%						$104,425,117

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2016	6	Short	$(1,034,063)	$(54,995)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,040,815	$—	$103,040,815
Money Market Mutual Fund	501	—	—	501
Total	$501	$103,040,815	$—	$103,041,316
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(54,995)	—	—	(54,995)
Total	$(54,995)	$—	$—	$(54,995)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.20%

Corporate-Backed 7.73%

Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$285,145
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	250	285,805
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,830,295
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A3	2,885	3,889,297
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	Ba2	500	513,740
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	Ba2	900	923,256
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	5,975	6,933,868
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	500	666,970
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	1,015	1,195,954
NY Liberty Dev Corp - B of A Tower	5.625%	7/15/2047	AA	2,565	2,964,242
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,210	1,308,688
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	1,800	2,023,182
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,360	1,362,652
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	1,000	1,273,800
Syracuse IDA - Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	Baa3	5,000	5,039,150
Total					32,496,044

Education 13.78%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,637,509
Build NYC Res Corp - CUNY	5.00%	6/1/2027	Aa2	400	495,552
Build NYC Res Corp - CUNY	5.00%	6/1/2029	Aa2	500	615,295
Build NYC Res Corp - CUNY	5.00%	6/1/2031	Aa2	1,120	1,369,043
Build NYC Res Corp - Fieldston Sch	5.00%	6/1/2023	A-	125	152,943
Build NYC Res Corp - NY Law	5.00%	7/1/2041	BBB	1,000	1,169,450
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,182,650
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2034	BBB-	300	341,532
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2039	BBB-	350	391,979
Columbia Univ	5.00%	10/1/2026	AAA	1,800	2,415,924
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	960	1,018,320
Monroe Co IDC - Univ of Rochester	5.00%	7/1/2036	AA-	1,000	1,158,680
Monroe IDC - Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,175,010
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	250,449
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	304,063
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	220	266,781
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200	241,628
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+	500	576,655
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,372,680
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1	500	633,625
NY Dorm - Barnard Clg	5.00%	7/1/2029	A1	1,600	2,020,016
NY Dorm - Barnard Clg	5.00%	7/1/2043	A1	1,000	1,222,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1		$1,000	$1,142,020
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		500	627,450
NY Dorm - Fordham Univ	5.00%	7/1/2041	A		1,100	1,366,970
NY Dorm - Fordham University	5.25%	7/1/2031	A		2,275	2,702,654
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,163,400
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,414,480
NY Dorm - NYU	5.00%	7/1/2034	AA-		1,500	1,900,845
NY Dorm - NYU	5.25%	7/1/2034	AA-		5,500	6,179,085
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		15	18,500
NY Dorm - Pace Univ	5.00%	5/1/2023	BB+		555	654,045
NY Dorm - Pratt Institute	5.00%	7/1/2034	A3		1,035	1,249,545
NY Dorm - Pratt Institute	5.00%	7/1/2039	A3		1,000	1,235,650
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	311,640
NY Dorm - St Johns Univ	5.00%	7/1/2037	A-		1,000	1,203,660
NY Dorm - SUNY	5.00%	7/1/2028	Aa3		1,000	1,263,460
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1		1,025	1,142,096
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,175	1,334,706
NYC IDA - Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,534,790
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,212,030
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,474,278
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,625	2,003,511
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A-		1,380	1,683,807
Yonkers IDA - Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,125,510
Total						57,956,526

General Obligation 5.77%

Erie CO GO	5.00%	9/15/2028	AA-		275	346,844
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,888,545
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,258,720
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,255,220
NYC GO	5.00%	8/1/2022	AA		2,215	2,700,462
NYC GO	5.00%	8/1/2024	AA		2,000	2,538,820
NYC GO	5.00%	8/1/2026	AA		1,750	2,247,018
NYC GO	5.00%	8/1/2027	AA		1,410	1,708,934
NYC GO	5.00%	8/1/2027	AA		1,500	1,897,260
NYC GO	5.00%	10/1/2034	AA		1,500	1,797,570
NYC GO	5.00%	3/1/2036	AA		1,285	1,553,205
NYC GO	5.00%	3/1/2037	AA		1,500	1,792,380
PR Comwlth GO	5.00%	7/1/2027	Caa3		65	42,250
PR Comwlth GO	5.00%	7/1/2027	Caa3		250	162,500
PR Comwlth GO	5.125%	7/1/2028	Caa3		155	100,750
PR Comwlth GO	5.25%	7/1/2026	Caa3		160	104,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO	5.375%	7/1/2030	Caa3		$4,185	$2,709,787
PR Comwlth GO	5.50%	7/1/2027	Caa3		60	39,000
PR Comwlth GO	5.625%	7/1/2033	Caa3		10	6,500
PR Comwlth GO	6.125%	7/1/2033	Caa3		170	110,925
Total						24,260,690

Health Care 10.54%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		300	371,460
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(a)	1,000	1,141,930
Build NYC Res Corp - NY Methodist Hsp	5.00%	7/1/2020	Baa1		750	856,830
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,010,290
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	596,365
Dutchess Co LDC - Health Quest(e)	5.00%	7/1/2035	A-		1,500	1,823,580
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,717,459
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,101,617
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	BBB+		625	754,556
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	BBB+		2,045	2,449,010
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	BBB+		375	439,230
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,258,580
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	559,360
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	794,963
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,311,740
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,434,561
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,249,680
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,178,290
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A-		740	927,109
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A-		760	948,305
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,213,830
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2036	A-		1,060	1,274,565
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,188,100
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	Ba1		1,000	1,182,650
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,010	1,188,507
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,141,790
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,175,173
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(a)	1,000	1,119,940
Suffolk Co IDA - Catholic Hlth Ll	5.00%	7/1/2028	BBB+		1,005	1,136,183
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		925	928,441
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,002,980
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,137,290
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,194,720
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	1,069,515
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,751,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Westchester CO Hlth Care	6.00%	11/1/2030	BBB		$110	$128,614
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		35	41,008
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		130	152,316
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,400,263
Total						44,352,365

Housing 0.26%

NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,109,460

Lease Obligations 7.45%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,240,543
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,020	1,300,877
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	3,065,872
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,186,500
Monroe Co IDA - Rochester Schools	5.00%	5/1/2021	AA		2,000	2,367,180
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,107,152
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,859,801
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,172,310
NY Dorm - SUNY - Third Resolution	5.00%	5/15/2026	AA		2,490	3,009,588
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,183,500
NY UDC - PIT	5.00%	3/15/2035	AAA		1,500	1,801,290
NYC TFA - Bldg Aid	5.00%	7/15/2022	AA		2,150	2,561,144
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA		1,510	1,839,603
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA		1,425	1,687,528
NYC TFA - Bldg Aid	5.00%	7/15/2032	AA		1,000	1,260,980
NYC TFA - Bldg Aid	5.00%	7/15/2036	AA		2,000	2,443,560
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		500	248,750
Total						31,336,178

Other Revenue 6.43%

Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	BBB-		5	5,801
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-		5,630	6,517,513
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-		2,955	3,429,011
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-		500	591,955
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-		1,360	1,525,920
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2		2,000	2,313,960
NYC Cultural - Museum Modern Art	5.00%	4/1/2031	AA		1,250	1,361,725
NYC Cultural - Museum Nat History	5.00%	7/1/2031	AA		1,695	2,102,478
NYC Cultural - Whitney Museum	5.00%	7/1/2031	A		2,000	2,297,900
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA		1,520	1,864,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Utility Debt Sec Auth - LIPA	5.00%	12/15/2037	AAA	$2,115	$2,658,428
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA	1,000	1,217,270
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,175,339
Total					27,061,717

Special Tax 1.10%

NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,237,880
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,266,940
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Baa3	2,075	2,116,998
Total					4,621,818

Tax Revenue 14.75%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	755	864,022
Hudson Yards	5.75%	2/15/2047	A	2,650	3,171,838
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,244,259
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,129,990
MTA NY - Dedicated Tax	5.00%	11/15/2046	AA	1,910	2,388,856
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,000	1,320,240
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	3,185	3,911,276
NY Dorm - PIT	5.00%	12/15/2023	AAA	1,500	1,853,370
NY Dorm - PIT	5.00%	12/15/2025	AAA	1,000	1,234,180
NY Dorm - PIT	5.00%	3/15/2027	AAA	1,250	1,590,062
NY Dorm - PIT	5.00%	2/15/2034	AAA	1,250	1,545,175
NY Dorm - PIT	5.00%	3/15/2036	AAA	2,000	2,486,240
NY Dorm - Sales Tax	5.00%	3/15/2026	AAA	1,000	1,288,900
NY Dorm - Sales Tax	5.00%	3/15/2030	AAA	530	661,652
NY Dorm - Sales Tax	5.00%	3/15/2038	AAA	1,010	1,201,648
NY Twy Auth - PIT	5.00%	3/15/2023	AAA	1,525	1,805,417
NY UDC - PIT	5.00%	12/15/2025	AAA	1,020	1,083,556
NY UDC - PIT	5.00%	12/15/2026	AAA	1,485	1,577,100
NY UDC - PIT	5.00%	12/15/2028	AAA	3,500	3,858,295
NY UDC - PIT	5.00%	3/15/2033	AAA	2,010	2,422,171
NY UDC - PIT	5.00%	3/15/2035	AAA	2,100	2,641,947
NY UDC - PIT	5.00%	3/15/2036	AAA	1,500	1,826,460
NY UDC - PIT	5.00%	3/15/2042	AAA	1,550	1,919,520
NYC TFA - Future Tax	4.00%	11/1/2022	AAA	1,000	1,168,570
NYC TFA - Future Tax	5.00%	11/1/2021	AAA	2,010	2,419,678
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,240,200
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,259,110
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,763,655
NYC TFA - Future Tax	5.00%	2/1/2030	AAA	240	301,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

NYC TFA - Future Tax	5.00%	11/1/2032	AAA		$1,300	$1,616,069
NYC TFA - Future Tax	5.00%	5/1/2034	NR		5	5,599
NYC TFA - Future Tax	5.00%	5/1/2034	AAA		2,495	2,755,553
NYC TFA - Future Tax	5.00%	8/1/2037	AAA		1,800	2,234,034
NYC TFA - Future Tax	5.00%	11/1/2038	AAA		1,540	1,917,654
PR Corp Sales Tax	5.25%	8/1/2027	CC		640	280,800
PR Corp Sales Tax	5.75%	8/1/2037	CC		4,600	2,052,750
Total						62,041,447

Tobacco 3.24%

Nassau CO Tobacco	5.125%	6/1/2046	B-		2,010	1,981,157
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,486,055
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,280,099
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		1,580	1,608,329
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR		2,350	2,380,103
TSASC	5.00%	6/1/2026	BB-		1,760	1,761,584
TSASC	5.125%	6/1/2042	B-		3,190	3,151,529
Total						13,648,856

Transportation 19.42%

MTA NY	5.00%	11/15/2023	AA-		2,455	3,021,049
MTA NY	5.00%	11/15/2023	AA-		1,000	1,239,050
MTA NY	5.00%	11/15/2027	AA-		350	436,660
MTA NY	5.00%	11/15/2027	AA-		1,750	2,199,715
MTA NY	5.00%	11/15/2028	AA-		705	881,744
MTA NY	5.00%	11/15/2029	A	(a)	1,500	1,886,670
MTA NY	5.00%	11/15/2030	AA-		1,000	1,219,590
MTA NY	5.00%	11/15/2038	AA-		2,500	2,993,750
MTA NY	5.00%	11/15/2041	AA-		1,000	1,231,950
MTA NY	5.25%	11/15/2028	AA-		3,740	4,839,149
MTA NY	5.25%	11/15/2029	AA-		1,000	1,248,470
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,158,430
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,116,100
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		3,950	4,558,853
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,800	12,664,836
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1		1,500	1,818,165
NY Twy Auth	5.00%	1/1/2032	A		3,000	3,683,490
NY Twy Auth	5.00%	1/1/2036	A		1,760	2,113,214
NY Twy Auth	5.25%	1/1/2056	A-		1,000	1,246,270
Port Auth NY & NJ	4.00%	12/1/2022	AA-		1,560	1,805,294
Port Auth NY & NJ	5.00%	9/1/2028	AA-		1,025	1,295,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Auth NY & NJ	5.00%	12/1/2038	AA-	$1,500	$1,820,835
Port Auth NY & NJ	5.00%	10/15/2041	AA-	2,500	3,084,325
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	170	192,001
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	Baa1	220	253,799
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	685	801,964
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	1,035	1,211,250
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	264,992
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	478,484
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,560	1,857,976
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,000	1,162,900
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,473,150
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,773,514
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,238,790
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,428,737
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	1,000	1,074,440
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	3,132,338
Triborough Brdg & Tunl Auth	5.00%	11/15/2026	A+	1,500	1,851,930
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	638,925
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	766,146
Triborough Brdg & Tunl Auth	5.00%	11/15/2036	AA-	1,680	2,113,457
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,184,310
Triborough Brdg & Tunl Auth	5.00%	11/15/2040	AA-	1,000	1,240,400
Total					81,702,835

Utilities 8.73%

Guam Pwr Auth	5.00%	10/1/2020	BBB	500	569,345
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	581,110
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	481,028
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,202,350
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,414,160
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,092,985
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,205,420
Long Island Power Authority	5.00%	9/1/2038	A-	1,000	1,207,910
NY Env Facs - Clean Wtr & Drinking	4.75%	6/15/2032	AAA	2,500	2,591,725
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,236,900
NY Env Facs - Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000	1,262,750
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2032	AAA	1,000	1,269,810
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,471,313
NYC Muni Water	5.00%	6/15/2034	AA+	1,525	1,814,903
NYC Muni Water	5.00%	6/15/2034	AA+	1,500	1,824,990
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,883,560
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	2,076,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

NYC Muni Water	5.00%	6/15/2036	AA+	$2,250		$2,765,610
NYC Muni Water	5.00%	6/15/2036	AA+	1,750		2,151,030
NYC Muni Water	5.00%	6/15/2046	AA+	1,500		1,843,320
NYC Muni Water	5.25%	6/15/2037	AA+	1,500		1,945,830
PR Aqueduct & Swr Auth	5.00%	7/1/2033	CCC-	370		248,825
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-	690		464,025
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CCC-	420		295,050
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	1,250		825,000
Total						36,725,915
Total Municipal Bonds (cost $388,449,487)						417,313,851

				Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $500)				—	(h)	500

Total Investments in Securities 99.20% (cost $388,449,987)						417,314,351

Cash and Other Assets in Excess of Liabilities(i) 0.80%						3,365,920

Net Assets 100.00%						$420,680,271

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2016	20	Short	$(3,446,875)	$(183,316)

Note: See Footnotes to Schedule of Investments on page 119 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$417,313,851	$—	$417,313,851
Money Market Mutual Fund	500	—	—	500
Total	$500	$417,313,851	$—	$417,314,351
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(183,316)	—	—	(183,316)
Total	$(183,316)	$—	$—	$(183,316)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2016.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at June 30, 2016.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(d)	Defaulted security (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(d)).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Amount represents less than 1,000 shares.
(i)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)
Lord Abbett California Tax Free Income Fund (“California”)
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)
Lord Abbett New York Tax Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2016, as well as the average trust certificates for the period then ended June 30, 2016:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	1,250,000	.44%	2,882,825	2,397,500
AMT Free	—	—	—	—
National	48,250,000	.43% - .69%	113,599,235	57,461,250
High Yield	30,570,000	.43% - .44%	68,340,729	33,217,500
Short Duration High Yield	—	—	—	—
California	1,500,000	.44%	3,424,875	1,500,000
New Jersey	—	—	—	—
New York	—	—	—	1,007,500

Notes to Schedule of Investments (unaudited)(continued)

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of June 30, 2016, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
Short Duration	$1,993,884,932	$32,199,065	$(3,489,767)	$28,709,298
Intermediate	4,468,760,857	298,177,182	(43,649,398)	254,527,784
AMT Free	226,555,298	18,179,128	(2,140,239)	16,038,889
National	1,892,512,795	208,155,326	(31,299,179)	176,856,147
High Yield	2,084,553,494	218,490,675	(125,896,949)	92,593,726
Short Duration High Yield	82,475,837	1,861,491	(169,021)	1,692,470
California	289,813,977	34,291,145	(1,405,519)	32,885,626
New Jersey	96,827,244	9,348,626	(3,134,554)	6,214,072
New York	388,212,954	33,063,093	(3,961,696)	29,101,397

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, wash sales and other temporary adjustments.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended June 30, 2016 (as described in note 2(c)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of June 30, 2016:

Net Unrealized Appreciation (Depreciation) as of June 30, 2016
Intermediate	$(1,531,979)
AMT Free	(214,690)
National	(32,857)
High Yield	(806,593)
Short Duration High Yield	(101,813)
California	—
New Jersey	(54,995)
New York	(183,316)

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 24, 2016